                                                OMB APPROVAL
                                                OMB Number: 3235-0570
                                                Expires: November 30, 2005
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                                                hours per response..........5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09491

    USAllianz Variable Insurance Products Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
    3435 Stelzer Road, Columbus, OH 43219-8006
--------------------------------------------------------------------------------
               (Address of principal executive offices)         (Zip code)
    BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219-8006
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (614) 470-8000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                                  USAZ(R) AIM
                                BASIC VALUE FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 12

                          Independent Auditors' Report
                                    Page 13

                     Information about Trustees and Officers
                                    Page 14

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) AIM BASIC VALUE FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ AIM Basic Value Fund and A I M Capital Management, Inc. serves as Specialist Manager to the Fund.

A I M Capital Management, Inc., together with its affiliates manages over 150 investment portfolios.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003?

The Fund gained 33.03% during the period. That compared to a 30.03% return for the Fund's benchmark, the Russell 1000(R) Value Index(1).

Economically-sensitive sectors led a strong stock-market rally during 2003. Those strong-performing sectors included technology, financial services, consumer discretionary and basic materials. Defensive sectors such as consumer staples and health care trailed the market. Smaller-capitalization stocks generally out-gained shares of larger firms.

This Fund employs an investment approach which invests in stocks that meet strict valuation criteria. That strategy helped produce strong performance against the benchmark during the period. The bear market that ended in 2002 created good opportunities among depressed shares of industrial and technology firms, and the Fund held overweight positions in those sectors. The Fund's average stake in industrials shares during the period was 18.69%, compared to 8.01% for the benchmark; and our technology allocation averaged 14.53%, compared to 6.38% for the index. Strong stock picking in those sectors also boosted the Fund's relative returns.*

We found relatively few attractive investment opportunities among financial-services stocks, so the Fund's average 23.64% allocation to that sector was considerably smaller than the benchmark's 34.95% stake. That underweight position hurt the Fund's relative returns, as financial stocks generally outperformed the index. Weak performance by some of our investments in the energy and utilities sectors also hampered the Fund's relative performance.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1) The Russell 1000(R) Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) AIM BASIC VALUE FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the manager believes to be undervalued in relation to long term earning power or other factors.

GROWTH OF A $10,000 INVESTMENT

                             USAZ(R) AIM       Russell 1000(R)
                        Basic Value Fund           Value Index
          5/1/2002                 10000            10000
                                    9920            10050
             2-Jun                  8940             9473
                                    7980             8592
                                    8100             8657
                                    7130             7695
                                    7540             8265
                                    8140             8785
             2-Dec                  7636             8404
                                    7466             8200
                                    7196             7982
                                    7166             7995
                                    7806             8699
                                    8597             9260
             3-Jun                  8637             9376
                                    8887             9516
                                    9188             9664
                                    8997             9570
                                    9438            10155
                                    9618            10293
             3-Dec                 10158            10928


The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                 SINCE
                                                    1          INCEPTION
                                                  YEAR         (5/1/02)
USAZ(R) AIM Basic Value Fund                      33.03%         0.95%
                                                  -----          ----
Russell 1000(R) Value Index                       30.03%         5.47%
                                                  -----          ----

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS (96.2%):
Banking/Financial Services (20.2%):
   58,500   Bank of New York Company,
              Inc. ......................  $  1,937,520
   51,100   Bank One Corp. ..............     2,329,649
   54,400   Citigroup, Inc. .............     2,640,576
   37,700   Fannie Mae...................     2,829,761
   34,950   H&R Block, Inc. .............     1,935,182
   50,100   J.P. Morgan Chase & Co. .....     1,840,173
   48,600   Janus Capital Group, Inc. ...       797,526
   36,900   Merrill Lynch & Co., Inc. ...     2,164,185
   34,800   Morgan Stanley...............     2,013,876
                                           ------------
                                             18,488,448
                                           ------------
Biotechnology (2.3%):
   62,500   Waters Corp.*................     2,072,500
                                           ------------
Computers (3.7%):
  124,950   Computer Associates
              International, Inc. .......     3,416,133
                                           ------------
Electronics (3.1%):
   40,150   Novellus Systems, Inc.*......     1,688,307
   39,550   Koninklijke (Royal) Philips
              Electronics NV.............     1,150,510
                                           ------------
                                              2,838,817
                                           ------------
Health Care (8.3%):
   33,850   Cardinal Health, Inc. .......     2,070,266
   41,600   HCA, Inc. ...................     1,787,136
   64,000   McKesson Corp. ..............     2,058,240
   28,800   UnitedHealth Group, Inc. ....     1,675,584
                                           ------------
                                              7,591,226
                                           ------------
Hotels/Motels (1.8%):
   45,150   Starwood Hotels & Resorts
              Worldwide, Inc. ...........     1,624,046
                                           ------------
Insurance (4.7%):
   51,250   ACE, Ltd. ...................     2,122,775
   18,100   MGIC Investment Corp. .......     1,030,614
   23,150   Radian Group, Inc. ..........     1,128,563
                                           ------------
                                              4,281,952
                                           ------------
Manufacturing (11.9%):
   20,550   American Standard Companies,
              Inc.*......................     2,069,385
   40,900   Honeywell International,
              Inc. ......................     1,367,287
   64,000   Masco Corp. .................     1,754,240
   28,500   Mattel, Inc. ................       549,195
   18,900   Parker Hannifin Corp. .......     1,124,550
  150,150   Tyco International, Ltd. ....     3,978,975
                                           ------------
                                             10,843,632
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
COMMON STOCKS, CONTINUED
Oil/Gas (5.9%):
   50,300   ENSCO International, Inc. ...  $  1,366,651
   36,700   Halliburton Co. .............       954,200
   72,900   Transocean, Inc.*............     1,750,329
   36,600   Weatherford International,
              Ltd.*......................     1,317,600
                                           ------------
                                              5,388,780
                                           ------------
Pharmaceuticals (6.3%):
   31,100   Aventis SA...................     2,055,547
   73,350   IMS Health, Inc. ............     1,823,481
   44,600   Wyeth........................     1,893,270
                                           ------------
                                              5,772,298
                                           ------------
Retail/Wholesale (7.8%):
   95,950   Gap, Inc. ...................     2,226,999
  107,850   Kroger Co.*..................     1,996,304
   37,600   Safeway, Inc.*...............       823,816
   52,800   Target Corp. ................     2,027,520
                                           ------------
                                              7,074,639
                                           ------------
Services (16.6%):
  103,750   Cendant Corp. ...............     2,310,513
   85,600   Ceridian Corp.*..............     1,792,464
   59,000   First Data Corp. ............     2,424,310
  159,050   Interpublic Group of
              Companies, Inc.*...........     2,481,180
   30,200   Omnicom Group, Inc. .........     2,637,366
   32,600   Robert Half International,
              Inc.*......................       760,884
   92,200   Waste Management, Inc. ......     2,729,119
                                           ------------
                                             15,135,836
                                           ------------
Telecommunications (1.3%):
   82,750   Motorola, Inc. ..............     1,164,293
                                           ------------
Travel/Entertainment (2.0%):
   76,700   Walt Disney Co. .............     1,789,411
                                           ------------
Utilities (0.4%):
    9,100   FirstEnergy Corp. ...........       320,320
                                           ------------
  Total Common Stocks                        87,802,331
                                           ------------
INVESTMENT COMPANY (8.6%):
7,885,652   NTRS London Deposit
              Account....................     7,885,652
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (5.8%):
5,251,279   Northern Trust Institutional
              Liquid Asset Portfolio.....     5,251,279
                                           ------------
  Total Investments
    (Cost $86,038,394) (a)--110.6%          100,939,262
  Liabilities in excess of other
    assets--(10.6)%                          (9,707,588)
                                           ------------
  Net Assets--100.0%                       $ 91,231,674
                                           ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $176,103. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

    Unrealized appreciation...................  $14,844,867
    Unrealized depreciation...................     (120,102)
                                                -----------
    Net unrealized appreciation...............  $14,724,765
                                                ===========

   At December 31, 2003, the Fund's foreign currency exchange contracts were as follows:

                                                                  DELIVERY   CONTRACT    FAIR       UNREALIZED
    CURRENCY                                                        DATE      VALUE      VALUE     APPRECIATION
    --------                                                      --------   --------   -------   --------------
    Long
      Euro......................................................  1/02/04    $19,387    $19,565        $178

   The following represents the concentrations by country as of December 31, 2003 based upon the total fair value.

    COUNTRY                                     PERCENTAGE
    -------                                     ----------
    United States.............................     97.9%
    France....................................      2.1%
                                                  ------
                                                 100.00%
                                                  ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                USAZ AIM
                                                              BASIC VALUE
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $ 86,038,394
                                                              ============
Investments, at value*......................................  $100,939,262
Dividends receivable........................................       101,378
Receivable for investments sold.............................       421,098
Receivable for forward foreign currency contracts...........           178
Prepaid expenses............................................         4,807
                                                              ------------
  Total Assets..............................................   101,466,723
                                                              ------------
LIABILITIES
Payable for investments purchased...........................     4,898,223
Payable for collateral received on loaned securities........     5,251,279
Adviser fees payable........................................        48,695
Distribution fees payable...................................        17,759
Other accrued liabilities...................................        19,093
                                                              ------------
  Total Liabilities.........................................    10,235,049
                                                              ------------
NET ASSETS..................................................  $ 91,231,674
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................  $ 76,750,157
  Accumulated net investment loss...........................          (178)
  Net realized losses on investments and foreign currency...      (419,149)
  Net unrealized appreciation of investments and foreign
     currency...............................................    14,900,844
                                                              ------------
NET ASSETS..................................................  $ 91,231,674
                                                              ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................     8,984,965
Net Asset Value (offering and redemption price per share)...  $      10.15
                                                              ============

------------

*    Includes securities on loan of $5,198,713.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                               USAZ AIM
                                                              BASIC VALUE
                                                                 FUND
                                                              -----------
INVESTMENT INCOME:
Dividends...................................................  $   482,296
Income from securities lending..............................        1,236
                                                              -----------
     Total Investment Income................................      483,532
                                                              -----------
EXPENSES:
Adviser fees................................................      361,809
Administration fees.........................................       72,736
Distribution fees...........................................      120,603
Fund accounting fees........................................        2,050
Custodian fees..............................................       18,033
Legal fees..................................................       10,741
Other expenses..............................................       31,273
                                                              -----------
     Total expenses before waivers..........................      617,245
     Less expenses waived by the Adviser....................      (86,591)
                                                              -----------
     Net Expenses...........................................      530,654
                                                              -----------
NET INVESTMENT LOSS.........................................      (47,122)
                                                              -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......       37,530
Change in unrealized appreciation/depreciation on
  investments and foreign currency..........................   16,241,822
                                                              -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............   16,279,352
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $16,232,230
                                                              ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        USAZ AIM
                                                                    BASIC VALUE FUND
                                                              ----------------------------
                                                                              MAY 1, 2002
                                                               YEAR ENDED          TO
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003          2002 (A)
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................  $   (47,122)    $    16,013
  Net realized gain/(loss) on investments and foreign
     currency...............................................       37,530        (456,708)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................   16,241,822      (1,340,978)
                                                              -----------     -----------
  Net increase/(decrease) in net assets from operations.....   16,232,230      (1,781,673)
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................           --         (17,067)
                                                              -----------     -----------
  Change in net assets resulting from dividends to
     shareholders...........................................           --         (17,067)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   54,696,472      22,899,465
  Proceeds from dividends reinvested........................       17,067              --
  Cost of shares redeemed...................................     (489,999)       (324,821)
                                                              -----------     -----------
  Change in net assets from capital transactions............   54,223,540      22,574,644
                                                              -----------     -----------
  Net increase in net assets................................   70,455,770      20,775,904
NET ASSETS:
  Beginning of period.......................................   20,775,904              --
                                                              -----------     -----------
  End of period.............................................  $91,231,674     $20,775,904
                                                              ===========     ===========
ACCUMULATED NET INVESTMENT LOSS.............................  $      (178)    $        --
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    6,319,153       2,765,564
  Dividends reinvested......................................        2,237              --
  Shares redeemed...........................................      (59,893)        (42,096)
                                                              -----------     -----------
  Net increase in shares....................................    6,261,497       2,723,468
                                                              ===========     ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AIM Basic Value Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM Basic Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      AUGUST THROUGH
                                                      COLLATERAL     SECURITIES        DECEMBER 31, 2003
                                                      ----------   ---------------   ---------------------
   USAZ AIM Basic Value Fund........................  $5,344,260     $5,198,713           $4,896,958

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the USAZ AIM Basic Value Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM Basic Value Fund...................................     0.75%          1.10%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ AIM Basic Value Fund...................................   $78,882      $86,591

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $4,792 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ AIM Basic Value Fund...................................  $59,544,412   $7,925,941

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ AIM Basic Value Fund...................................   $243,046

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $17,067 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                               ACCUMULATED                      TOTAL
                                                               CAPITAL AND     UNREALIZED    ACCUMULATED
                                                               OTHER LOSSES   APPRECIATION    EARNINGS
                                                               ------------   ------------   -----------
   USAZ AIM Basic Value Fund.................................   $(243,046)    $14,724,563    $14,481,517

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BASIC VALUE FUND
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED     MAY 1, 2002 TO
                                                    DECEMBER 31,     DECEMBER 31,
                                                        2003            2002(A)
                                                    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  7.63           $ 10.00
                                                      -------           -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................      (0.01)             0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments and Foreign Currencies...........       2.53             (2.37)
                                                      -------           -------
  Total from Investment Activities................       2.52             (2.36)
                                                      -------           -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --             (0.01)
                                                      -------           -------
  Total Dividends.................................         --             (0.01)
                                                      -------           -------
NET ASSET VALUE, END OF PERIOD....................    $ 10.15           $  7.63
                                                      =======           =======
TOTAL RETURN*(b)..................................      33.03%           (23.64)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $91,232           $20,776
Net Investment Income/(Loss) Net of Waivers (c)...      (0.10)%            0.22%
Expenses Before Waivers**(c)......................       1.28%             2.19%
Expenses Net of Waivers (c).......................       1.10%             1.10%
Portfolio Turnover Rate...........................      17.11%            13.05%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ AIM Basic Value Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                                  USAZ(R) AIM
                                 BLUE CHIP FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                               TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 5

                            Statement of Operations
                                     Page 6

                      Statements of Changes in Net Assets
                                     Page 7

                         Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                    Page 12

                          Independent Auditors' Report
                                    Page 13

                    Information about Trustees and Officers
                                    Page 14

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) AIM BLUE CHIP FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ AIM Blue Chip Fund and A I M Capital Management, Inc. serves as Specialist Manager to the Fund.

A I M Capital Management, Inc., together with its affiliates manages over 150 investment portfolios.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003?

The Fund gained 24.39% during the period. That compared to a 28.67% and 29.75% return for the Fund's benchmarks, the S&P 500 Stock Index(1) and the Russell 1000(R) Growth Index(1).

The stock market staged a strong rally during 2003, helping boost the returns of the Fund and its benchmark. Economically-sensitive sectors such as technology, consumer discretionary, basic materials, industrials and financial services led the rally, as investors anticipated an economic rebound. Highly-volatile shares of firms with weak earnings performed best, as those issues rebounded from very low levels at the beginning of the year. Likewise, shares of smaller firms outperformed larger stocks. Defensive sectors such as consumer staples and health care under-performed the rest of the market.

This Fund invests in shares of very large firms with high-quality earnings and strong growth prospects. That focus on quality and large market capitalization hurt the Fund's performance relative to the benchmark during the period.

The Fund's stock selection process uncovered attractive opportunities among a number of technology firms, and as a result we held an overweight position in technology stocks during the period. That larger technology stake boosted the Fund's relative returns. That said, the Fund did not invest in lower-quality technology stocks, which produced the sector's largest gains during the period.*

Our focus on high-quality earnings led to an overweight position in health care stocks. While the benchmark's health care stocks underperformed the overall market, our stock selection in the sector boosted performance as our holdings, on average, outperformed the market. Meanwhile, an underweight position in industrial stocks acted as a drag on the Fund's relative returns.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1) The Russell 1000(R) Growth Index measures the performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) AIM BLUE CHIP FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital, with a secondary objective of current income. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 80% of its net assets is securities of blue chip companies.

GROWTH OF A $10,000 INVESTMENT


              USAZ(R) AIM Blue   Russell 1000(R)     S&P 500
                Chip Fund        Growth Index      Stock Index
5/1/2002            10000            10000            10000
                     9780             9758             9926
    6/02             9120             8855             9219
                     8480             8369             8501
                     8540             8394             8556
                     7690             7523             7626
                     8360             8213             8298
                     8580             8659             8786
   12/02             8092             8061             8270
                     7852             7865             8053
                     7822             7829             7932
                     7942             7975             8009
                     8522             8565             8669
                     8902             8992             9126
    6/03             8922             9116             9243
                     9142             9343             9405
                     9292             9575             9589
                     9142             9473             9487
                     9602            10005            10024
                     9702            10109            10112
   12/03            10065            10459            10643



The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                                SINCE
                                                                   1          INCEPTION
                                                                  YEAR         (5/1/02)
USAZ(R) AIM Blue Chip Fund                                       24.39%         0.39%
                                                                 -----          ----
Russell 1000(R) Growth Index                                     29.75%         2.73%
                                                                 -----          ----
S&P 500 Stock Index                                              28.67%         3.80%
                                                                 -----          ----

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.WWUSALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Growth Index and the S&P 500 Stock Index. The Russell 1000(R) Growth Index measures the performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities. The Fund's standardized benchmark has changed from the S&P 500 Stock Index to the Russell 1000(R) Growth Index to provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                              FAIR
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS (94.4%):
Aerospace/Defense (1.9%):
   6,800   Lockheed Martin Corp. ........  $   349,520
   9,800   United Technologies Corp. ....      928,746
                                           -----------
                                             1,278,266
                                           -----------
Banking/Financial Services (18.5%):
  18,900   American Express Co. .........      911,547
   8,300   Bank of America Corp. ........      667,569
  50,400   Citigroup, Inc.**.............    2,446,416
   9,000   Fannie Mae....................      675,540
   7,800   Fifth Third Bancorp...........      460,980
   7,200   Franklin Resources, Inc. .....      374,832
  10,100   Goldman Sachs Group, Inc. ....      997,173
   7,200   H&R Block, Inc. ..............      398,664
  30,300   J.P. Morgan Chase & Co. ......    1,112,919
  19,100   MBNA Corp. ...................      474,635
  16,700   Merrill Lynch & Co., Inc. ....      979,455
  16,800   Morgan Stanley................      972,216
   8,200   Prudential Financial, Inc. ...      342,514
  12,100   SLM Corp. ....................      455,928
  15,500   Wells Fargo & Co. ............      912,795
                                           -----------
                                            12,183,183
                                           -----------
Beverages (1.8%):
   6,300   Anheuser-Busch Companies,
             Inc. .......................      331,884
   8,400   Coca-Cola Co. ................      426,300
   9,300   PepsiCo, Inc. ................      433,566
                                           -----------
                                             1,191,750
                                           -----------
Biotechnology (1.7%):
  18,200   Amgen, Inc.*..................    1,124,760
                                           -----------
Chemicals (0.9%):
   7,200   Air Products & Chemical,
             Inc. .......................      380,376
   4,100   E. I. du Pont de Nemours and
             Co. ........................      188,149
                                           -----------
                                               568,525
                                           -----------
Computers (13.0%):
  80,800   Cisco Systems, Inc.*..........    1,962,632
  14,000   Computer Associates
             International, Inc. ........      382,760
  30,500   Dell, Inc.*...................    1,035,780
  49,400   EMC Corp.*....................      638,248
   7,500   International Business
             Machines Corp. .............      695,100
  80,700   Microsoft Corp.**.............    2,222,478
  52,500   Oracle Corp.*.................      693,000
  25,700   VERITAS Software Corp.*.......      955,012
                                           -----------
                                             8,585,010
                                           -----------
E-Commerce (0.6%):
   6,200   eBay, Inc.*...................      400,458
                                           -----------
Electronics (8.6%):
  12,800   Analog Devices, Inc. .........      584,320
  27,800   Applied Materials, Inc.*......      624,110
  51,600   Intel Corp. ..................    1,661,520

                                              FAIR
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS, CONTINUED
Electronics, continued
   7,300   KLA-Tencor Corp.*.............  $   428,291
  11,300   Linear Technology Corp. ......      475,391
  16,000   Microchip Technology, Inc. ...      533,760
  10,900   Novellus Systems, Inc.*.......      458,345
  12,300   Texas Instruments, Inc. ......      361,374
  15,500   Xilinx, Inc.*.................      600,470
                                           -----------
                                             5,727,581
                                           -----------
Food (0.9%):
  15,800   Sysco Corp. ..................      588,234
                                           -----------
Health Care (6.0%):
  29,000   Boston Scientific Corp.*......    1,066,040
  12,400   Johnson & Johnson.............      640,584
  17,800   Medtronic, Inc. ..............      865,258
   5,800   St. Jude Medical, Inc.*.......      355,830
  17,800   UnitedHealth Group, Inc. .....    1,035,604
                                           -----------
                                             3,963,316
                                           -----------
Household (2.6%):
   9,400   Colgate-Palmolive Co. ........      470,470
  12,700   Procter & Gamble Co. .........    1,268,476
                                           -----------
                                             1,738,946
                                           -----------
Insurance (2.0%):
  19,600   American International Group,
             Inc. .......................    1,299,088
                                           -----------
Manufacturing (5.4%):
   4,700   3M Co. .......................      399,641
   4,300   Danaher Corp. ................      394,525
  53,600   General Electric Co. .........    1,660,528
  12,700   Tyco International, Ltd. .....      336,550
  11,400   Zimmer Holdings, Inc.*........      802,560
                                           -----------
                                             3,593,804
                                           -----------
Media (2.2%):
   7,900   Clear Channel Communications,
             Inc.........................      369,957
  24,800   Viacom, Inc., Class B.........    1,100,624
                                           -----------
                                             1,470,581
                                           -----------
Metals/Mining (0.7%):
  12,900   Alcoa, Inc. ..................      490,200
                                           -----------
Oil/Gas (4.0%):
  11,500   ENSCO International, Inc. ....      312,455
  36,000   Exxon Mobil Corp. ............    1,476,000
   8,400   Nabors Industries, Ltd.*......      348,600
   9,300   Schlumberger, Ltd. ...........      508,896
                                           -----------
                                             2,645,951
                                           -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                              FAIR
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS, CONTINUED
Pharmaceuticals (5.1%):
   6,700   Allergan, Inc. ...............  $   514,627
  49,500   Pfizer, Inc. .................    1,748,835
   7,900   Teva Pharmaceutical
             Industries, Ltd., ADR.......      448,009
  15,300   Wyeth.........................      649,485
                                           -----------
                                             3,360,956
                                           -----------
Retail/Wholesale (9.2%):
  14,000   Bed Bath & Beyond, Inc.*......      606,900
  10,500   Best Buy Company, Inc. .......      548,520
  19,900   Gap, Inc. ....................      461,879
  32,500   Home Depot, Inc. .............    1,153,425
  13,300   McDonald's Corp. .............      330,239
   5,200   NIKE, Inc., Class B...........      355,992
  17,100   Staples, Inc.*................      466,830
  12,400   Target Corp. .................      476,160
  32,000   Wal-Mart Stores, Inc. ........    1,697,600
                                           -----------
                                             6,097,545
                                           -----------
Services (4.4%):
  10,900   Apollo Group, Inc., Class
             A*..........................      741,200
  17,000   First Data Corp. .............      698,530
  11,500   Fiserv, Inc.*.................      454,365
   8,400   Omnicom Group, Inc. ..........      733,572
  10,400   Waste Management, Inc. .......      307,840
                                           -----------
                                             2,935,507
                                           -----------
Telecommunications (1.6%):
  23,000   AT&T Wireless Services,
             Inc.*.......................      183,770
  12,900   SBC Communications, Inc. .....      336,303
  21,000   Vodafone Group plc, ADR.......      525,840
                                           -----------
                                             1,045,913
                                           -----------

 SHARES
   OR
PRINCIPAL                                      FAIR
 AMOUNT                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Transportation (0.6%):
   6,200    Canadian National Railway
              Co. ........................  $   392,336
                                            -----------
Travel/Entertainment (1.2%):
  10,000    Carnival Corp. ...............      397,300
  11,700    International Game
              Technology..................      417,690
                                            -----------
                                                814,990
                                            -----------
Utilities (1.5%):
   5,200    Dominion Resources, Inc. .....      331,916
   5,000    FPL Group, Inc. ..............      327,100
  10,400    Southern Co. .................      314,600
                                            -----------
                                                973,616
                                            -----------
  Total Common Stocks                        62,470,516
                                            -----------
INVESTMENT COMPANY (11.8%):
7,844,204   NTRS London Deposit Account...    7,844,204
                                            -----------
U.S. TREASURY OBLIGATION (0.2%):
US Treasury Bill (0.2%):
$150,000    0.88%, 3/18/04 (b)............      149,727
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (0.8%):
 505,344    Northern Trust Institutional
              Liquid Asset Portfolio......      505,344
                                            -----------
  Total Investments
    (Cost $63,321,088)(a)--107.2%            70,969,791
  Liabilities in excess of other
    assets--(7.2)%                           (4,737,210)
                                            -----------
  Net Assets--100.0%                        $66,232,581
                                            ===========

------------

*   Non-income producing security.

**  Serves as collateral for Futures Contacts.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $444,637. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $7,552,482
      Unrealized depreciation...................    (348,416)
                                                  ----------
      Net unrealized appreciation...............  $7,204,066
                                                  ==========

(b)  The rate presented represents the effective yield at December 31, 2003.

    FUTURES CONTRACTS

                                                    LONG       UNREALIZED
                                                  CONTRACTS   APPRECIATION
                                                  ---------   ------------
      Standards & Poor's 500 Futures Contract
        expiring March 2004.....................      5          $4,790

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                 USAZ AIM
                                                                 BLUE CHIP
                                                                   FUND
                                                                -----------
ASSETS
Investments, at cost........................................    $63,321,088
                                                                ===========
Investments, at value*......................................    $70,969,791
Dividends receivable........................................         38,053
Receivable for investments sold.............................         29,245
Receivable for variation margin on futures contracts........          3,625
Prepaid expenses............................................          3,437
                                                                -----------
  Total Assets..............................................     71,044,151
                                                                -----------
LIABILITIES
Dividends payable...........................................         19,029
Payable for investments purchased...........................      4,220,084
Payable for collateral received on loaned securities........        505,344
Adviser fees payable........................................         37,193
Distribution fees payable...................................         12,723
Other accrued liabilities...................................         17,197
                                                                -----------
  Total Liabilities.........................................      4,811,570
                                                                -----------
Net Assets..................................................    $66,232,581
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $59,629,511
  Net realized losses on investments and futures............     (1,050,423)
  Net unrealized appreciation of investments and futures....      7,653,493
                                                                -----------
NET ASSETS..................................................    $66,232,581
                                                                ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................      6,585,002
Net Asset Value (offering and redemption price per share)...    $     10.06
                                                                ===========

------------
* Includes securities on loan of $500,285.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                 USAZ AIM
                                                                BLUE CHIP
                                                                   FUND
                                                                ----------
INVESTMENT INCOME:
Interest....................................................    $    1,376
Dividends...................................................       382,058
Income from securities lending..............................            59
                                                                ----------
     Total Investment Income................................       383,493
                                                                ----------
EXPENSES:
Adviser fees................................................       253,540
Administration fees.........................................        49,451
Distribution fees...........................................        79,231
Fund accounting fees........................................         3,518
Custodian fees..............................................        24,121
Legal fees..................................................         6,999
Other expenses..............................................        21,267
                                                                ----------
     Total expenses before waivers..........................       438,127
     Less expenses waived by the Adviser....................       (73,663)
                                                                ----------
     Net Expenses...........................................       364,464
                                                                ----------
NET INVESTMENT INCOME.......................................        19,029
                                                                ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments and futures..............      (519,464)
Change in unrealized appreciation/depreciation on
  investments and futures...................................     8,382,649
                                                                ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............     7,863,185
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $7,882,214
                                                                ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         USAZ AIM
                                                                      BLUE CHIP FUND
                                                              -------------------------------
                                                               YEAR ENDED       MAY 1, 2002
                                                              DECEMBER 31,    TO DECEMBER 31,
                                                                  2003           2002 (A)
                                                              ------------    ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $    19,029       $     2,021
  Net realized loss on investments and futures..............     (519,464)         (530,959)
  Change in unrealized appreciation/depreciation on
     investments and futures................................    8,382,649          (729,156)
                                                              -----------       -----------
  Net increase/(decrease) in net assets from operations.....    7,882,214        (1,258,094)
                                                              -----------       -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................      (19,029)           (2,796)
                                                              -----------       -----------
  Change in net assets resulting from dividends to
     shareholders...........................................      (19,029)           (2,796)
                                                              -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   48,797,984        14,277,978
  Proceeds from dividends reinvested........................        2,796                --
  Cost of shares redeemed...................................   (2,110,996)       (1,337,476)
                                                              -----------       -----------
  Change in net assets from capital transactions............   46,689,784        12,940,502
                                                              -----------       -----------
  Net increase in net assets................................   54,552,969        11,679,612
NET ASSETS:
  Beginning of period.......................................   11,679,612                --
                                                              -----------       -----------
  End of period.............................................  $66,232,581       $11,679,612
                                                              ===========       ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    5,391,144         1,606,345
  Dividends reinvested......................................          346                --
  Shares redeemed...........................................     (250,566)         (162,267)
                                                              -----------       -----------
  Net increase in shares....................................    5,140,924         1,444,078
                                                              ===========       ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AIM Blue Chip Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM Blue Chip Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  FUTURES CONTRACTS

  The Fund may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involve the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                       AVERAGE VALUE ON LOAN
                                                                                          FOR THE PERIOD
                                                       VALUE OF        VALUE OF           AUGUST THROUGH
                                                      COLLATERAL   LOANED SECURITIES     DECEMBER 31, 2003
                                                      ----------   -----------------   ---------------------
   USAZ AIM Blue Chip Fund..........................   $514,291        $500,285              $364,684

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the USAZ AIM Blue Chip Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM Blue Chip Fund.....................................     0.80%          1.15%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ AIM Blue Chip Fund.....................................   $76,817      $73,663

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,038 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ AIM Blue Chip Fund.....................................  $49,410,195   $5,828,907

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2010   12/31/2011
                                                                 ----------   ----------
   USAZ AIM Blue Chip Fund.....................................   $208,130     $392,866

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $2,796 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                           UNDISTRIBUTED
                             ORDINARY                                ACCUMULATED                      TOTAL
                            INCOME/TAX     ACCUMULATED   DIVIDENDS   CAPITAL AND     UNREALIZED    ACCUMULATED
                           EXEMPT INCOME    EARNINGS      PAYABLE    OTHER LOSSES   APPRECIATION    EARNINGS
                           -------------   -----------   ---------   ------------   ------------   -----------
USAZ AIM Blue Chip
  Fund...................     $19,029        $19,029     $(19,029)    $(600,996)     $7,204,066    $6,603,070

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 100% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM BLUE CHIP FUND
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED     MAY 1, 2002 TO
                                                    DECEMBER 31,     DECEMBER 31,
                                                        2003            2002(A)
                                                    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  8.09           $ 10.00
                                                      -------           -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................         --*               --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments and Futures......................       1.97             (1.91)
                                                      -------           -------
  Total from Investment Activities................       1.97             (1.91)
                                                      -------           -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................         --*               --*
                                                      -------           -------
  Total Dividends.................................         --*               --*
                                                      -------           -------
NET ASSET VALUE, END OF PERIOD....................    $ 10.06           $  8.09
                                                      =======           =======
TOTAL RETURN**(b).................................      24.39%           (19.08)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $66,233           $11,680
Net Investment Income Net of Waivers (c)..........       0.06%             0.05%
Expenses Before Waivers***(c).....................       1.38%             2.88%
Expenses Net of Waivers (c).......................       1.15%             1.15%
Portfolio Turnover Rate...........................      19.22%            46.38%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ AIM Blue Chip Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                                  USAZ(R) AIM
                          DENT DEMOGRAPHIC TRENDS FUND
                                 ANNUAL REPORT
                                DECEMBER 31,2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS
                       Management Discussion and Analysis
                                     Page l

                       Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                    Page 12

                          Independent Auditors' Report
                                    Page 13

                     Information about Trustees and Officers
                                    Page 14

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) AIM DENT DEMOGRAPHIC TRENDS FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ AIM Dent Demographic Trends Fund and A I M Capital Management, Inc. serves as Specialist Manager to the Fund.

A I M Capital Management, Inc., together with its affiliates manages over 150 investment portfolios.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED DECEMBER 31,2003?

The Fund gained 36.48% that compared to a 29.75% and 30.97% return for the Fund's benchmark, the Russell 1000(R) Growth Index 1 and the Russell 3000(R) Growth Index 1, respectively.

The stock market staged a strong rally, led by economically-sensitive sectors such as technology, consumer discretionary, basic materials, industrials and financials. That surge helped the Fund and the benchmark produce strong absolute returns. Defensive sectors such as health care and consumer staples lagged the rest of the market. Smaller-capitalization stocks out-performed shares of larger firms.

This Fund focuses its investments in sectors we believe are poised to benefit from long-term demographics trends, based on the analysis of demographer Harry Dent. Those sectors include the technology, financial-services, health care and consumer-related industries. That strategy helped the Fund produce strong returns relative to the benchmark during 2003.

For example, the Fund held a 37.36% average allocation to technology stocks during the period--considerably higher than the benchmark's 26.37% technology stake. That relatively large allocation to the market's top-performing sector boosted relative returns. The Fund's overweight positions and stock selection in the financial-services and consumer discretionary sectors also helped the Fund out-perform the benchmark.*

The Fund also benefited from its underweight position in health care stocks, specifically large pharmaceutical companies. This Fund typically holds a relatively large stake in health care, but during this period we were concerned about the business fundamentals of many health care firms. Those concerns encouraged us to hold a smaller health care stake than the benchmark, and this decision boosted the Fund's relative returns during the period. The Fund's returns against the benchmark did benefit from positions in select biotechnology and medical device companies. The Fund also benefited from our decision to overweight small- and mid-cap stocks.*

This Fund does not typically invest in industrials stocks. The benchmark held an average of 1.38% of assets in industrials during 2003. The sector out-gained the overall market, so the Fund's significantly underweight position hurt its relative performance.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1) The Russell 1000(R) Growth Index measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Russell 3000(R) Growth Index measures the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) AIM DENT DEMOGRAPHIC TRENDS FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to meet its objective by investing in securities of companies that are likely to benefit from changing demographic, economic and lifestyle trends.

GROWTH OF A $10,000 INVESTMENT


            USAZ(R) AIM Dent Demographic   Russell 1000(R)    Russell 3000(R)
                    Trends Fund             Growth Index       Growth Index

5/1/2002                10000                   10000            10000
    5/02                 9740                    9758             9733
    6/02                 8850                    8855             8838
                         8010                    8369             8292
                         7940                    8394             8315
                         7220                    7523             7469
                         7800                    8213             8134
                         8350                    8659             8598
   12/02                 7620                    8061             8004
                         7570                    7865             7809
                         7510                    7829             7762
                         7610                    7975             7905
                         8250                    8565             8499
                         8920                    8992             8958
    6/03                 9090                    9116             9084
                         9390                    9343             9342
                         9650                    9575             9594
                         9360                    9473             9481
                        10120                   10005            10034
                        10300                   10109            10156
   12/03                10400                   10459            10484


The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                                       SINCE
                                             1       INCEPTION
                                            YEAR      (5/1/02)
USAZ(R)AIM Dent Demographic Trends Fund     36.48%     2.38%
--------------------------------------------------------------
Russell 1000(R)Growth Index                 29.75%     2.73%
--------------------------------------------------------------
Russell 3000(R)Growth Index                 30.97%     2.87%
--------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Growth Index and the Russell 3000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The Russell 3000(R) Growth Index measures the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities. The Fund has changed its standardized benchmark from the Russell 3000(R) Growth Index to the Russell 1000(R) Growth Index to provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (95.4%):
Banking/Financial Services (14.7%):
    6,200   American Express Co. .........  $   299,026
   11,400   Ameritrade Holdings Corp.*....      160,398
   11,200   Citigroup, Inc. ..............      543,648
    8,450   Doral Financial Corp. ........      272,766
    4,700   Franklin Resources, Inc. .....      244,682
    6,200   Goldman Sachs Group, Inc. ....      612,126
    3,000   H&R Block, Inc. ..............      166,110
    5,300   Investors Financial Services
              Corp. ......................      203,573
   10,200   J.P. Morgan Chase & Co. ......      374,646
   11,800   MBNA Corp. ...................      293,230
    6,700   Merrill Lynch & Co., Inc. ....      392,955
    8,100   New York Community Bancorp,
              Inc.........................      308,205
    5,300   T Rowe Price Group, Inc. .....      251,273
    7,100   Wachovia Corp. ...............      330,789
                                            -----------
                                              4,453,427
                                            -----------
Biotechnology (3.4%):
    5,200   Amgen, Inc.*..................      321,360
    4,100   Genentech, Inc.*..............      383,637
    4,500   Invitrogen Corp.*.............      315,000
                                            -----------
                                              1,019,997
                                            -----------
Computers (19.7%):
    4,200   Affiliated Computer Services,
              Inc., Class A*..............      228,732
   37,400   Cisco Systems, Inc.*..........      908,446
   10,700   Computer Associates
              International, Inc..........      292,538
   15,000   Dell, Inc.*...................      509,400
    6,600   Electronic Arts, Inc.*........      315,348
    7,200   Electronics for Imaging,
              Inc.*.......................      187,344
   32,100   EMC Corp.*....................      414,732
   16,000   Juniper Networks, Inc.*.......      298,880
    4,000   Mercury Interactive Corp.*....      194,560
   22,500   Microsoft Corp. ..............      619,650
   18,700   Oracle Corp.*.................      246,840
    3,300   Research in Motion, Ltd.*.....      220,539
    9,200   Symantec Corp.*...............      318,780
   17,200   VERITAS Software Corp.*.......      639,152
   12,000   Yahoo!, Inc.*.................      542,040
                                            -----------
                                              5,936,981
                                            -----------
E-Commerce (2.2%):
    4,100   eBay, Inc.*...................      264,819
    8,000   Getty Images, Inc.*...........      401,040
                                            -----------
                                                665,859
                                            -----------
Electronics (13.0%):
   13,400   Agilent Technologies, Inc.*...      391,816
   16,800   Analog Devices, Inc. .........      766,920
    3,700   Fisher Scientific
              International, Inc.*........      153,069
   16,050   Microchip Technology, Inc. ...      535,428
    7,800   Molex, Inc., Class A..........      229,008
   17,100   Novellus Systems, Inc.*.......      719,055

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Electronics, continued
   10,700   PMC-Sierra, Inc.*.............  $   215,605
    4,500   QLogic Corp.*.................      232,200
   22,700   Taiwan Semiconductor
              Manufacturing Company, Ltd.,
              ADR*........................      232,448
   15,800   Texas Instruments, Inc. ......      464,204
                                            -----------
                                              3,939,753
                                            -----------
Health Care (6.7%):
   15,000   Boston Scientific Corp.*......      551,400
    3,500   Coventry Health Care, Inc.*...      225,715
    6,000   Davita, Inc.*.................      234,000
    6,500   Guidant Corp. ................      391,300
    5,000   Omnicare, Inc. ...............      201,950
    4,000   UnitedHealth Group, Inc. .....      232,720
    2,900   Varian Medical Systems,
              Inc.*.......................      200,390
                                            -----------
                                              2,037,475
                                            -----------
Hotels/Motels (1.1%):
    9,600   Starwood Hotels & Resorts
              Worldwide, Inc. ............      345,312
                                            -----------
Household (2.2%):
    8,200   Gillette Co. .................      301,186
    3,800   Procter & Gamble Co. .........      379,544
                                            -----------
                                                680,730
                                            -----------
Insurance (1.3%):
    3,500   American International Group,
              Inc. .......................      231,980
    5,300   HCC Insurance Holdings,
              Inc. .......................      168,540
                                            -----------
                                                400,520
                                            -----------
Manufacturing (0.9%):
    3,900   Zimmer Holdings, Inc.*........      274,560
                                            -----------
Media (0.8%):
    5,500   Viacom, Inc., Class B.........      244,090
                                            -----------
Pharmaceuticals (6.8%):
    2,700   Alcon, Inc. ..................      163,458
   10,500   Caremark Rx, Inc.*............      265,965
    4,100   Eli Lilly & Co. ..............      288,353
   11,200   Pfizer, Inc. .................      395,696
    3,200   Pharmaceutical Resources,
              Inc.*.......................      208,480
    8,100   QLT, Inc.*....................      152,685
    3,700   Taro Pharmaceutical
              Industries, Ltd.*...........      238,650
    6,200   Teva Pharmaceutical
              Industries, Ltd., ADR.......      351,602
                                            -----------
                                              2,064,889
                                            -----------
Retail/Wholesale (13.3%):
    2,200   Advance Auto Parts, Inc.*.....      179,080
    9,900   Amazon.com, Inc.*.............      521,136
    6,300   AnnTaylor Stores Corp.*.......      245,700
    3,800   Best Buy Company, Inc. .......      198,512
    3,700   CDW Corp. ....................      213,712

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
    6,000   Coach, Inc.*..................  $   226,500
    9,400   Coca-Cola Enterprises,
              Inc. .......................      205,578
    7,400   CVS Corp. ....................      267,288
   16,300   Gap, Inc. ....................      378,323
    7,300   Home Depot, Inc. .............      259,077
    6,700   Nordstrom, Inc. ..............      229,810
    9,600   Saks, Inc.*...................      144,384
    8,200   Staples, Inc.*................      223,860
    6,600   Tiffany & Co. ................      298,320
    5,000   Wendy's International,
              Inc. .......................      196,200
    6,600   Williams-Sonoma, Inc.*........      229,482
                                            -----------
                                              4,016,962
                                            -----------
Services (3.4%):
   10,700   Accenture, Ltd., Class A*.....      281,624
    6,600   Alliance Data Systems
              Corp.*......................      182,688
    8,400   Paychex, Inc. ................      312,480
   10,700   PeopleSoft, Inc.*.............      243,960
                                            -----------
                                              1,020,752
                                            -----------
Telecommunications (3.0%):
   12,000   Comverse Technology, Inc.*....      211,080
   19,700   Corning, Inc.*................      205,471
   18,700   Motorola, Inc. ...............      263,109
   53,500   Nortel Networks Corp.*........      226,305
                                            -----------
                                                905,965
                                            -----------

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Travel/Entertainment (2.9%):
    2,700   Harley-Davidson, Inc. ........  $   128,331
    7,400   International Game
              Technology..................      264,180
    6,400   Royal Caribbean Cruises,
              Ltd. .......................      222,656
   10,700   Walt Disney Co. ..............      249,631
                                            -----------
                                                864,798
                                            -----------
  Total Common Stocks                        28,872,070
                                            -----------
INVESTMENT COMPANY (9.3%):
2,825,087   NTRS London Deposit Account...    2,825,087
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (6.7%):
2,035,577   Northern Trust Institutional
              Liquid Asset Portfolio......    2,035,577
                                            -----------
  Total Investments
    (Cost $29,791,022) (a) -- 111.4%         33,732,734
  Liabilities in excess of other
    assets--(11.4)%                          (3,457,179)
                                            -----------
  Net Assets--100.0%                        $30,275,555
                                            ===========

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $106,672. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $3,942,530
      Unrealized depreciation...................    (107,490)
                                                  ----------
      Net unrealized appreciation...............  $3,835,040
                                                  ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    USAZ AIM
                                                                DENT DEMOGRAPHIC
                                                                  TRENDS FUND
                                                                ----------------
ASSETS
Investments, at cost........................................      $29,791,022
                                                                  ===========
Investments, at value*......................................      $33,732,734
Dividends receivable........................................           16,770
Receivable for investments sold.............................          263,937
Prepaid expenses............................................            1,577
                                                                  -----------
  Total Assets..............................................       34,015,018
                                                                  -----------
LIABILITIES
Payable for investments purchased...........................        1,668,599
Payable for collateral received on loaned securities........        2,035,577
Adviser fees payable........................................           16,829
Distribution fees payable...................................            5,959
Other accrued liabilities...................................           12,499
                                                                  -----------
  Total Liabilities.........................................        3,739,463
                                                                  -----------
NET ASSETS..................................................      $30,275,555
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $26,821,963
  Net realized losses on investments and foreign currency...         (488,120)
  Net unrealized appreciation/depreciation of investments
     and foreign currency...................................        3,941,712
                                                                  -----------
NET ASSETS..................................................      $30,275,555
                                                                  ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................        2,909,849
Net Asset Value (offering and redemption price per share)...      $     10.40
                                                                  ===========

------------
* Includes securities on loan of $2,015,200.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    USAZ AIM
                                                                DENT DEMOGRAPHIC
                                                                  TRENDS FUND
                                                                ----------------
INVESTMENT INCOME:
Dividends...................................................       $   93,965
Income from securities lending..............................              212
Foreign withholding tax.....................................              (43)
                                                                   ----------
  Total Investment Income...................................           94,134
                                                                   ----------
EXPENSES:
Adviser fees................................................          123,195
Administration fees.........................................           25,634
Distribution fees...........................................           36,234
Fund accounting fees........................................            4,138
Custodian fees..............................................           33,638
Legal fees..................................................            3,333
Other expenses..............................................           10,791
                                                                   ----------
  Total expenses before waivers.............................          236,963
  Less expenses waived by the Adviser.......................          (63,041)
                                                                   ----------
  Net Expenses..............................................          173,922
                                                                   ----------
NET INVESTMENT LOSS.........................................          (79,788)
                                                                   ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......          422,371
Change in unrealized appreciation/depreciation on
  investments and foreign currency..........................        3,988,321
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        4,410,692
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $4,330,904
                                                                   ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         USAZ AIM
                                                               DENT DEMOGRAPHIC TRENDS FUND
                                                              -------------------------------
                                                               YEAR ENDED       MAY 1, 2002
                                                              DECEMBER 31,    TO DECEMBER 31,
                                                                  2003           2002 (A)
                                                              ------------    ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $   (79,788)      $  (14,693)
  Net realized gain/(loss) on investments and foreign
     currency...............................................      422,371         (910,911)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................    3,988,321          (46,609)
                                                              -----------       ----------
  Net increase/(decrease) in net assets from operations.....    4,330,904         (972,213)
                                                              -----------       ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   21,636,128        7,146,268
  Cost of shares redeemed...................................   (1,822,833)         (42,699)
                                                              -----------       ----------
  Change in net assets from capital transactions............   19,813,295        7,103,569
                                                              -----------       ----------
  Change in net assets......................................   24,144,199        6,131,356
NET ASSETS:
  Beginning of period.......................................    6,131,356               --
                                                              -----------       ----------
  End of period.............................................  $30,275,555       $6,131,356
                                                              ===========       ==========
SHARE TRANSACTIONS:
  Shares issued.............................................    2,303,542          808,992
  Shares redeemed...........................................     (198,281)          (4,404)
                                                              -----------       ----------
  Net increase in shares....................................    2,105,261          804,588
                                                              ===========       ==========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AIM Dent Demographic Trends Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM Dent Demographic Trends Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      AUGUST THROUGH
                                                      COLLATERAL     SECURITIES        DECEMBER 31, 2003
                                                      ----------   ---------------   ---------------------
   USAZ AIM Dent Demographic Trends Fund............  $2,071,619     $2,015,200           $1,078,208

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the USAZ AIM Dent Demographic Trends Fund. Pursuant to a sub-advisory agreement with AIM, H.S. Dent Advisors, Inc., manages the USAZ AIM Dent Demographic Trends Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund it manages to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM Dent Demographic Trends Fund.......................     0.85%          1.20%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
                                                                               $63,041
   USAZ AIM Dent Demographic Trends Fund.......................   $73,211

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,412 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ AIM Dent Demographic Trends Fund.......................  $38,010,139   $19,433,571

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ AIM Dent Demographic Trends Fund.......................   $381,448

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                                ACCUMULATED                      TOTAL
                                                                CAPITAL AND     UNREALIZED    ACCUMULATED
                                                                OTHER LOSSES   APPRECIATION    EARNINGS
                                                                ------------   ------------   -----------
   USAZ AIM Dent Demographic Trends Fund......................   $(381,448)     $3,835,040    $3,453,592

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM DENT DEMOGRAPHIC TRENDS FUND
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED     MAY 1, 2002 TO
                                                    DECEMBER 31,     DECEMBER 31,
                                                        2003            2002(A)
                                                    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  7.62           $ 10.00
                                                      -------           -------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................      (0.03)            (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments and Foreign Currencies...........       2.81             (2.36)
                                                      -------           -------
  Total from Investment Activities................       2.78             (2.38)
                                                      -------           -------
NET ASSET VALUE, END OF PERIOD....................    $ 10.40           $  7.62
                                                      =======           =======
TOTAL RETURN*(b)..................................      36.48%           (23.80)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $30,276           $ 6,131
Net Investment Loss Net of Waivers (c)............      (0.55)%           (0.51)%
Expenses Before Waivers**(c)......................       1.63%             3.78%
Expenses Net of Waivers (c).......................       1.20%             1.20%
Portfolio Turnover Rate...........................     139.34%           133.17%

------------

 * The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ AIM Dent Demographic Trends Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                                   USAZ(R) AIM
                            INTERNATIONAL EQUITY FUND
                                 ANNUAL REPORT
                                DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statements of Changes in Net Assets
                                     Page 8

                          Notes to Financial Statements
                                     Page 9

                              Financial Highlights
                                     Page 13

                          Independent Auditors' Report
                                     Page 14

                     Information about Trustees and Officers
                                     Page 15

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) AIM INTERNATIONAL EQUITY FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ AIM International Equity Fund and A I M Capital Management, Inc. serves as Specialist Manager to the Fund.

A I M Capital Management, Inc., together with its affiliates manages over 150 investment portfolios.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED DECEMBER 31, 2003?

The Fund gained 27.14% during the period. That compared to a 38.59% return for the Fund's benchmark, the MSCI EAFE Index(1).

International stock markets struggled early in the year, but surged during the final three quarters of the period. Economically sensitive sectors such as technology and financial services led that rally, and helped the Fund and the benchmark produce strong gains. Low-quality shares of firms with weak earnings benefited the most during the stock market run-up.

This Fund places a strong emphasis on high-quality earnings growth. That stock-selection approach caused us to avoid shares of many economically-sensitive firms before the economy showed signs that it was recovering. As a result, the Fund outperformed the benchmark before the market rally, but lagged when cyclical shares rebounded. We added to the Fund's stake in cyclical sectors later in the year, as data indicated that the economy was strengthening. Our focus on quality also proved to be a drag on the Fund's relative performance during the rally, as lower-quality stocks led the market.

The Fund held an underweight stake in the health care sector, which lagged the benchmark. However, the Fund's individual health care selections did not perform well relative to the holdings that make up the benchmarks' health care stake. The Fund's underweight stake in industrial and telecommunications firms also dragged on relative performance.*

The Fund's relative returns benefited from an overweight position in the technology sector. The Fund also held an overweight position in energy stocks, which benefited from rising energy prices and helped boost the Fund's relative performance.*

The EAFE index held 70% of its assets in European markets during 2003, versus 49% for the Fund. Our stock-selection discipline did not uncover many attractive opportunities in the region. Stocks in Europe performed relatively well, however, so the Fund's under- weight position hurt its relative returns. The Fund benefited from its investments in Canada and Latin America, markets not represented in the benchmark.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1) The Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) AIM INTERNATIONAL EQUITY FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to meet its objective by investing in a diversified portfolio of international equity securities whose issuers are considered by the manager to have strong earnings momentum.

INVESTMENT RISK

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

GROWTH OF A $ 10,000 INVESTMENT


           USAZ(R) AIM International        MSCI
                 Equity Fund              EAFE Index
5/1/2002            10000                   10000
    5/02            10020                   10127
    6/02             9750                    9724
                     8870                    8764
                     8740                    8744
                     7930                    7805
                     8200                    8224
                     8260                    8598
   12/02             8160                    8308
                     7850                    7962
                     7760                    7779
                     7690                    7626
                     8090                    8373
                     8530                    8881
    6/03             8670                    9095
                     8710                    9316
                     8900                    9541
                     9060                    9835
                     9710                   10448
                     9850                   10680
   12/03            10375                   11514


The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                                      SINCE
                                                      1             INCEPTION
                                                    YEAR             (5/1/02)
USAZ(R) AIM International Equity Fund               27.14%            2.23%
--------------------------------------------------------------------------
MSCI EAFE Index                                     38.59%            8.83%
--------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003


                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
 COMMON STOCKS (93.4%):
Airlines (1.0%):
  66,000    Cathay Pacific Airways,
              Ltd. .......................  $   125,393
     800    Embraer Aircraft Corp., ADR...       28,024
  11,000    Singapore Airlines, Ltd. .....       72,543
                                            -----------
                                                225,960
                                            -----------
Automobiles (3.7%):
  23,000    Nissan Motor Company, Ltd. ...      262,685
   3,585    Renault SA....................      247,350
   5,000    Toyota Motor Corp. ...........      168,891
   3,900    Volvo AB, B Shares............      119,245
                                            -----------
                                                798,171
                                            -----------
Banking/Financial Services (14.8%):
   4,950    ABN AMRO Holding NV...........      115,820
  15,100    Anglo Irish Bank Corp. plc....      238,270
  55,390    Banco Intesa SpA..............      216,585
  10,170    Banco Popolare di Verona e
              Novara......................      172,151
   3,800    Banco Popular Espanol SA......      226,715
  25,330    Barclays plc..................      225,929
   3,510    BNP Paribas SA................      221,013
   6,649    Credit Suisse Group...........      243,273
  11,000    DBS Group Holdings, Ltd. .....       95,213
     900    Depfa Bank plc................      113,181
     820    Erste Bank der
              oesterreichischen Sparkassen
              AG..........................      101,331
   8,700    ForeningsSparbanken AB........      171,091
 133,300    Grupo Financiero BBVA Bancomer
              SA de CV, Series B*.........      113,878
   4,200    Hana Bank*....................       77,549
   4,700    ICAP plc......................      130,833
   4,170    Man Group plc.................      109,063
   6,200    Sanpaolo IMI SpA..............       80,863
   2,550    Societe Generale..............      225,151
   4,250    UBS AG, Registered Shares.....      291,066
   9,000    United Overseas Bank, Ltd. ...       69,952
                                            -----------
                                              3,238,927
                                            -----------
Beverages (1.7%):
   4,900    Companhia de Bebidas das
              Americas, ADR...............      124,999
   2,182    Pernod-Richard SA.............      242,612
                                            -----------
                                                367,611
                                            -----------
Chemicals (0.6%):
   2,050    Syngenta AG...................      138,076
                                            -----------
Computers (4.3%):
  68,900    Compal Electronics, Inc. .....       94,370
  35,400    Hon Hai Precision Industry
              Co., Ltd. ..................      139,202
   3,700    Infosys Technologies, Ltd. ...      354,090
  39,000    Quanta Computer, Inc. ........       95,920


                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Computers, continued
   6,000    Ricoh Company, Ltd. ..........  $   118,410
   5,000    Trend Micro, Inc.*............      134,133
                                            -----------
                                                936,125
                                            -----------
Construction (1.3%):
   3,100    Bouygues SA...................      108,390
   7,000    Daiwa House Industry Company,
              Ltd. .......................       74,461
   8,000    Sekisui Chemical Company,
              Ltd. .......................       40,758
   2,600    Travis Perkins plc............       59,483
                                            -----------
                                                283,092
                                            -----------
Electronics (9.4%):
   5,000    Canon, Inc. ..................      232,808
   3,200    Fanuc, Ltd. ..................      191,695
   1,200    Hirose Electric Company,
              Ltd. .......................      137,725
   3,300    Hoya Corp. ...................      302,995
   1,200    Keyence Corp. ................      252,944
   4,400    Koninklijke (Royal) Philips
              Electronics NV..............      128,481
   7,000    MediaTek, Inc. ...............       65,773
   2,000    Nidec Corp. ..................      190,912
     800    Samsung Electronics Co.,
              Ltd. .......................      302,812
  23,166    Taiwan Semiconductor
              Manufacturing Company, Ltd.,
              ADR*........................      237,220
                                            -----------
                                              2,043,365
                                            -----------
Food (1.4%):
   1,650    Carrefour SA..................       90,575
   2,660    Metro AG......................      117,432
     360    Nestle SA, Registered
              Shares......................       89,945
                                            -----------
                                                297,952
                                            -----------
Health Care (4.2%):
   5,470    AstraZeneca plc...............      262,429
   9,500    Galen Holdings plc............      121,596
   1,190    Roche Holding AG..............      120,034
  38,375    Smith & Nephew plc............      322,361
     100    Synthes-Stratec, Inc. ........       98,969
                                            -----------
                                                925,389
                                            -----------
Insurance (1.8%):
  11,200    Aegon NV......................      165,711
   5,720    Manulife Financial Corp. .....      185,245
  14,800    Promina Group, Ltd. ..........       36,575
                                            -----------
                                                387,531
                                            -----------
Manufacturing (11.9%):
   2,700    AB SKF, B Shares..............      104,318
   4,100    Atlas Copco AB, A Shares......      146,728
   3,900    Autoliv, Inc. ................      147,972
   4,400    Continental AG................      167,497
   2,000    Fuji Photo Film Company,
              Ltd. .......................       64,570

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Manufacturing, continued
   7,900    James Hardie Industries NV....  $    40,952
   9,000    JSR Corp. ....................      201,129
   6,700    Nitto Denko Corp. ............      356,350
   3,000    NOK Corp. ....................      109,172
     795    Puma AG Rudolf Dassler
              Sport.......................      140,388
  16,170    Reckitt Benckiser plc.........      365,887
   3,000    Shin-Etsu Chemical Company,
              Ltd. .......................      122,609
   1,875    Siemens AG....................      150,889
     800    SMC Corp. ....................       99,580
  41,000    Taiwan Semiconductor
              Manufacturing Co., Ltd.*....       76,686
   6,000    Takeda Chemical Industries,
              Ltd. .......................      237,940
   3,200    Yamaha Corp. .................       62,853
                                            -----------
                                              2,595,520
                                            -----------
Media (1.9%):
   2,470    Lagardere SCA.................      142,598
  22,420    Mediaset SpA..................      266,393
                                            -----------
                                                408,991
                                            -----------
Metals/Mining (0.8%):
  18,600    BHP Billiton plc..............      170,833
                                            -----------
Oil/Gas (7.7%):
   2,600    CNOOC, Ltd., ADR..............      103,792
  19,600    ENI SpA.......................      369,848
   4,510    Petro-Canada..................      223,048
   7,900    Repsol YPF SA.................      154,054
  15,640    Suncor Energy, Inc. ..........      393,345
   2,330    TotalFinaElf SA...............      433,201
                                            -----------
                                              1,677,288
                                            -----------
Pharmaceuticals (4.4%):
   5,240    GlaxoSmithKline plc...........      120,069
   8,500    Shire Pharmaceuticals Group
              plc*........................       82,548
   9,460    Teva Pharmaceutical
              Industries, Ltd., ADR.......      536,477
   6,800    Yamanouchi Pharmaceutical
              Company, Ltd. ..............      211,290
                                            -----------
                                                950,384
                                            -----------
 Real Estate (0.7%):
  11,000    Cheung Kong (Holdings),
              Ltd. .......................       87,492
   8,000    Sun Hung Kai Properties,
              Ltd. .......................       66,206
                                            -----------
                                                153,698
                                            -----------
Retail/Wholesale (8.3%):
   7,100    Enterprise Inns plc...........      128,880
  19,670    GUS plc.......................      272,367
  21,020    Kingfisher plc................      104,797
   5,970    Loblaw Companies, Ltd. .......      308,606
  12,720    Next plc......................      255,715
   1,500    Shoppers Drug Mart Corp.*
              (b).........................       34,800

 SHARES
   OR
PRINCIPAL                                      FAIR
 AMOUNT                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
     700    Shoppers Drug Mart Corp.*.....  $    16,240
  73,866    Tesco plc.....................      340,826
  54,300    Wal-Mart de Mexico SA de CV,
              Series C....................      145,206
  47,570    William Morrison
              Supermarkets................      192,456
                                            -----------
                                              1,799,893
                                            -----------
Services (0.8%):
  11,000    Hutchison Whampoa, Ltd. ......       81,116
  28,000    Keppel Corporation, Ltd. .....      100,571
                                            -----------
                                                181,687
                                            -----------
Telecommunications (7.9%):
   8,300    America Movil SA de CV, ADR,
              Series L....................      226,922
   9,035    Deutsche Telekom AG*..........      165,702
      28    KDDI Corp. ...................      160,418
  97,690    mm02 plc *....................      134,658
   2,250    Tele2 AB, B Shares *..........      120,078
  56,360    Telefonaktiebolaget LM
              Ericsson B Shares*..........      101,044
  37,860    Telenor ASA...................      247,551
 230,730    Vodafone Group plc............      572,063
                                            -----------
                                              1,728,436
                                            -----------
Tobacco (1.6%):
  18,240    Imperial Tobacco Group plc....      359,176
                                            -----------
Transportation (2.3%):
      24    A P Moller--Maersk A/S........      173,196
   2,850    Canadian National Railway
              Co. ........................      180,847
   5,050    Canadian Pacific Railway,
              Ltd. .......................      142,951
                                            -----------
                                                496,994
                                            -----------
Utilities (0.9%):
  49,295    Centrica plc..................      186,198
                                            -----------
  Total Common Stocks                        20,351,297
                                            -----------
INVESTMENT COMPANY (5.5%):
1,201,360   NTRS London Deposit Account...    1,201,360
                                            -----------
U.S. TREASURY OBLIGATIONS (1.1%):
US Treasury Bill (1.1%):
$250,000    0.88%, 3/18/04(c).............      249,545
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (7.6%):
1,661,735   Northern Trust Institutional
              Liquid Asset Portfolio......    1,661,735
                                            -----------
  Total Investments     (Cost
$19,776,675)(a)--107.6%                      23,463,937
  Liabilities in excess of other
    assets--(7.6)%                           (1,668,590)
                                            -----------
  Net Assets--100.0%                        $21,795,347
                                            ===========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

------------

*  Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $34,302. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $3,668,460
      Unrealized depreciation...................     (15,500)
                                                  ----------
      Net unrealized appreciation...............  $3,652,960
                                                  ==========

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(c)  The rate presented represents the effective yield at December 31, 2003.

    The following represents the concentrations by country as of December 31, 2003 based upon the total fair value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United Kingdom............................      19.9%
      Japan.....................................      17.1%
      United States.............................      14.1%
      France....................................       7.8%
      Canada....................................       6.8%
      Italy.....................................       5.1%
      Switzerland...............................       4.5%
      Sweden....................................       4.2%
      Germany...................................       3.4%
      Taiwan....................................       2.2%
      Netherlands...............................       1.9%
      Korea.....................................       1.7%
      Hong Kong.................................       1.7%
      Spain.....................................       1.7%
      Singapore.................................       1.6%
      Ireland...................................       1.6%
      Mexico....................................       1.2%
      Australia.................................       1.1%
      Norway....................................       1.1%
      Denmark...................................       0.8%
      Austria...................................       0.5%
                                                    ------
                                                    100.00%
                                                    ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                  USAZ AIM
                                                                INTERNATIONAL
                                                                 EQUITY FUND
                                                                -------------
ASSETS
Investments, at cost........................................     $19,776,675
                                                                 ===========
Investments, at value*......................................     $23,463,937
Foreign currency, at value (a)..............................         107,654
Dividends receivable........................................          13,251
Receivable from Adviser.....................................           1,200
Reclaim receivable..........................................           8,198
Prepaid expenses............................................           1,155
                                                                 -----------
  Total Assets..............................................      23,595,395
                                                                 -----------
LIABILITIES
Dividends payable...........................................          52,457
Payable for investments purchased...........................          53,562
Payable for collateral received on loaned securities........       1,661,735
Distribution fees payable...................................           4,356
Other accrued liabilities...................................          27,938
                                                                 -----------
  Total Liabilities.........................................       1,800,048
                                                                 -----------
NET ASSETS..................................................     $21,795,347
                                                                 ===========
NET ASSETS CONSIST OF:
  Capital...................................................     $18,319,481
  Distributions in excess of net investment income..........            (522)
  Net realized losses on investments and foreign currency...        (211,958)
  Net unrealized appreciation of investments and foreign
     currency...............................................       3,688,346
                                                                 -----------
NET ASSETS..................................................     $21,795,347
                                                                 ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................       2,105,818
Net Asset Value (offering and redemption price per share)...     $     10.35
                                                                 ===========

------------
*  Includes securities on loan of $1,645,101.

(a) Foreign currency at cost for the AIM International Equity Fund was $107,128.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                  USAZ AIM
                                                                INTERNATIONAL
                                                                 EQUITY FUND
                                                                -------------
INVESTMENT INCOME:
Interest....................................................     $    1,244
Dividends...................................................        231,355
Income from securities lending..............................            636
Foreign withholding tax.....................................        (26,725)
                                                                 ----------
     Total Investment Income................................        206,510
                                                                 ----------
EXPENSES:
Adviser fees................................................        124,679
Administration fees.........................................         25,301
Distribution fees...........................................         34,633
Fund accounting fees........................................         10,391
Custodian fees..............................................         90,237
Legal fees..................................................          3,329
Other expenses..............................................          9,791
                                                                 ----------
     Total expenses before waivers..........................        298,361
     Less expenses waived by the Adviser....................       (125,195)
                                                                 ----------
     Net Expenses...........................................        173,166
                                                                 ----------
NET INVESTMENT INCOME.......................................         33,344
                                                                 ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......        247,464
Change in unrealized appreciation/depreciation on
  investments and foreign currency..........................      3,923,358
                                                                 ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............      4,170,822
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $4,204,166
                                                                 ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         USAZ AIM
                                                                 INTERNATIONAL EQUITY FUND
                                                              -------------------------------
                                                               YEAR ENDED       MAY 1, 2002
                                                              DECEMBER 31,    TO DECEMBER 31,
                                                                  2003           2002 (A)
                                                              ------------    ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................  $     33,344     $      (7,639)
  Net realized gain/(loss) on investments and foreign
     currency...............................................       247,464          (450,036)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................     3,923,358          (235,012)
                                                              ------------     -------------
  Net increase/(decrease) in net assets from operations.....     4,204,166          (692,687)
                                                              ------------     -------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................       (52,457)               --
                                                              ------------     -------------
  Change in net assets resulting from dividends.............       (52,457)               --
                                                              ------------     -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    35,487,155       122,639,060
  Cost of shares redeemed...................................   (26,141,048)     (113,648,842)
                                                              ------------     -------------
  Change in net assets from capital transactions............     9,346,107         8,990,218
                                                              ------------     -------------
  Net increase in net assets................................    13,497,816         8,297,531
NET ASSETS:
  Beginning of period.......................................     8,297,531                --
                                                              ------------     -------------
  End of period.............................................  $ 21,795,347     $   8,297,531
                                                              ============     =============
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME............  $       (522)    $          --
                                                              ============     =============
SHARE TRANSACTIONS:
  Shares issued.............................................     4,293,762        13,504,974
  Shares redeemed...........................................    (3,204,786)      (12,488,132)
                                                              ------------     -------------
  Net increase in shares....................................     1,088,976         1,016,842
                                                              ============     =============

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AIM International Equity Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AIM International Equity Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED      AUGUST THROUGH
                                                      COLLATERAL     SECURITIES        DECEMBER 31, 2003
                                                      ----------   ---------------   ---------------------
   USAZ AIM International Equity Fund...............  $1,691,159     $1,645,101            $863,448

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, AIM Capital Management, Inc. ("AIM") and the Trust, AIM provides investment advisory services as the Subadviser for the USAZ AIM International Equity Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AIM International Equity Fund..........................     0.90%          1.25%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ AIM International Equity Fund..........................   $116,060     $125,195

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,472 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ AIM International Equity Fund..........................  $20,059,661   $10,003,325

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ AIM International Equity Fund..........................   $177,656

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                         UNDISTRIBUTED
                           ORDINARY                                ACCUMULATED
                          INCOME/TAX                               CAPITAL AND
                            EXEMPT       ACCUMULATED   DIVIDENDS      OTHER       UNREALIZED    TOTAL ACCUMULATED
                            INCOME        EARNINGS      PAYABLE      LOSSES      APPRECIATION       EARNINGS
                         -------------   -----------   ---------   -----------   ------------   -----------------
   USAZ AIM
     International
     Equity Fund........    $52,458        $52,458     $(52,457)    $(178,178)    $3,654,043       $3,475,866

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  Capital losses incurred after October 31st, within a Fund's fiscal year, can be deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses:

                                                                 POST-OCTOBER
                                                                   CURRENCY
                                                                    LOSSES
                                                                 ------------
   USAZ AIM International Equity Fund..........................      $522

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ AIM INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED     MAY 1, 2002 TO
                                                    DECEMBER 31,     DECEMBER 31,
                                                        2003            2002(A)
                                                    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  8.16           $ 10.00
                                                      -------           -------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................       0.01             (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments and Foreign Currencies...........       2.20             (1.83)
                                                      -------           -------
  Total from Investment Activities................       2.21             (1.84)
                                                      -------           -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................      (0.02)               --
                                                      -------           -------
  Total Dividends.................................      (0.02)               --
                                                      -------           -------
NET ASSET VALUE, END OF PERIOD....................    $ 10.35           $  8.16
                                                      =======           =======
TOTAL RETURN*(b)..................................      27.14%           (18.40)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $21,795           $ 8,298
Net Investment Income/(Loss) Net of Waivers (c)...       0.24%            (0.16)%
Expenses Before Waivers**(c)......................       2.15%             3.70%
Expenses Net of Waivers (c).......................       1.25%             1.25%
Portfolio Turnover Rate...........................      83.36%            74.30%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ AIM International Equity Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999.

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickmam, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                            USAZ(R) ALLIANCEBERNSTEIN

                             GROWTH AND INCOME FUND

                                  ANNUAL REPORT

                                DECEMBER 31,2003

                                                                 USALLIANZ FUNDS

                               TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                       Schedule of Portfolio Investments
                                     Page 3

                      Statement of Assets and Liabilities
                                     Page 5

                            Statement of Operations
                                     Page 6

                      Statements of Changes in Net Assets
                                     Page 7

                         Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                    Page 12

                          Independent Auditors' Report
                                    Page 13

                    Information about Trustees and Officers
                                    Page 14

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) ALLIANCEBERNSTEIN GROWTH AND INCOME FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ AllianceBernstein Growth and Income Fund and Alliance Capital Management L.P. serves as Specialist Manager to the Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED DECEMBER 31,2003?

The Fund gained 29.43% during the period, versus a 30.03% return for its benchmark, the Russell 1000(R) Value Index(1).

The stock market staged a strong rally during 2003, which boosted the Fund's absolute returns. Technology stocks produced the greatest gains, both in the benchmark and in the Fund's portfolio.

The Fund's stock-selection process strives to identify attractively valued shares of firms with strong business fundamentals. That approach led us to over-weight technology stocks early in the year, because many shares of high-quality technology companies had fallen to attractive levels. That overweight position helped the Fund's returns versus the benchmark during the first six months of the period. We reduced the Fund's technology stake after those shares became more expensive, and we finished the period with an underweight position in technology. That reduction hurt relative returns as technology stocks rose to heights that we feel are unsustainable. Still, the Fund's technology stake helped boost performance relative to the benchmark for the period as a whole.

The Fund's stock-selection process caused us to under-weight shares of utilities firms. That move helped relative performance, because deteriorating business fundamentals caused the utilities sector to lag the market. The Fund's relative performance also benefited from its overweight position in energy stocks, which performed well due to higher energy prices.

The Fund's relative returns suffered from an overweight position in health care stocks, which lagged the benchmark during 2003. Many health care firms offer strong long-term fundamentals and their shares trade at relatively low valuations. We added to the Fund's health-care position during the period, as investor concerns about short-term problems such as patent expirations and pricing deterioration led to attractive valuations for many health care stocks.*

The Fund's underweight position in financial-services stocks also hurt relative returns. Many of the financial-services stocks included in the benchmark are shares of regional banks and other companies that are too small for this Fund. Those stocks performed well during the period, boosting the benchmark's performance versus the Fund. Large amounts of cash inflows also dragged on the Fund's relative performance by making it more difficult to remain fully invested in stocks during the rally.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 1000(R) Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) ALLIANCEBERNSTEIN GROWTH AND INCOME FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in dividend-paying common stocks of large capitalization, well established, "blue chip" companies.

GROWTH OF A $10,000 INVESTMENT


USAZ(R)               Alliance Bernstein     Russell(R) 1000
                   Growth and Income Fund      Value Index
 11/5/2001                10000                  10000
                          10260                  10581
     12/01                10467                  10831
                          10126                  10747
                          10026                  10764
                          10573                  11274
                           9980                  10887
                           9819                  10942
      6/02                 8977                  10313
                           8263                   9355
                           8364                   9425
                           7407                   8377
                           7931                   8998
                           8374                   9565
     12/02                 7936                   9149
                           7774                   8928
                           7653                   8690
                           7701                   8704
                           8308                   9470
                           8926                  10082
      6/03                 8980                  10208
                           9183                  10360
                           9264                  10521
                           9197                  10419
                           9572                  11056
                           9643                  11206
     12/03                10271                  11897


The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                                              SINCE
                                                     1      INCEPTION
                                                   YEAR     (11/5/01)
                                                   -----    ---------
USAZ(R)AllianceBernstein Growth and Income Fund    29.43%        1.25%
                                                   -----    ---------
Russell 1000(R)Value Index                         30.03%        8.35%
                                                   -----    ---------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided by the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (97.1%):
Aerospace/Defense (2.7%):
     7,300   Goodrich Corp. ..............  $   216,737
     5,600   Northrop Grumman Corp. ......      535,360
     6,200   United Technologies Corp. ...      587,574
                                            -----------
                                              1,339,671
                                            -----------
Banking/Financial Services (17.5%):
    19,100   Bank of America Corp. .......    1,536,213
    29,000   Bank One Corp. ..............    1,322,110
    33,700   Citigroup, Inc. .............    1,635,799
    10,100   Fannie Mae...................      758,106
    44,100   J.P. Morgan Chase & Co. .....    1,619,793
    10,800   MBNA Corp. ..................      268,380
    13,400   Merrill Lynch & Company,
               Inc. ......................      785,910
     7,300   Morgan Stanley...............      422,451
     1,900   PMI Group, Inc. .............       70,737
     3,000   Washington Mutual, Inc. .....      120,360
                                            -----------
                                              8,539,859
                                            -----------
Beverages (1.9%):
    17,700   Anheuser-Busch Companies,
               Inc. ......................      932,436
                                            -----------
Chemicals (1.1%):
     4,800   E. I. du Pont de Nemours and
               Co. .......................      220,272
     8,500   International Flavors &
               Fragrances, Inc............      296,820
                                            -----------
                                                517,092
                                            -----------
Communications Equipment (0.6%):
    14,700   Juniper Networks, Inc.*......      274,596
                                            -----------
Computers (3.5%):
    20,200   Hewlett-Packard Co. .........      463,994
    41,500   Microsoft Corp. .............    1,142,910
     3,500   VERITAS Software Corp.*......      130,060
                                            -----------
                                              1,736,964
                                            -----------
Food (0.5%):
     6,900   Dean Foods Co.*..............      226,803
                                            -----------
Health Care (7.0%):
     8,900   Anthem, Inc.*................      667,500
    13,500   Applera Corp. -- Applied
               Biosystems Group...........      279,585
    20,700   HCA, Inc. ...................      889,272
    11,200   Johnson & Johnson............      578,592
    11,650   Tenet Healthcare Corp.*......      186,983
     5,300   UnitedHealth Group, Inc. ....      308,354
     5,400   WellPoint Health Networks,
               Inc.*......................      523,746
                                            -----------
                                              3,434,032
                                            -----------
Household (5.2%):
    12,380   Avon Products, Inc. .........      835,526
    15,300   Colgate-Palmolive Co. .......      765,765
     9,500   Procter & Gamble Co. ........      948,860
                                            -----------
                                              2,550,151
                                            -----------

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Insurance (8.1%):
    22,300   ACE, Ltd. ...................  $   923,666
    13,000   Allstate Corp. ..............      559,260
    31,200   American International Group,
               Inc. ......................    2,067,936
    12,600   MetLife, Inc. ...............      424,242
                                            -----------
                                              3,975,104
                                            -----------
Manufacturing (3.5%):
     7,300   American Standard Companies,
               Inc.*......................      735,110
       300   Ball Corp. ..................       17,871
     4,300   Johnson Controls, Inc. ......      499,316
     2,100   Mohawk Industries, Inc.*.....      148,134
    11,500   Tyco International, Ltd. ....      304,750
                                            -----------
                                              1,705,181
                                            -----------
Media (8.3%):
    12,000   Clear Channel Communications,
               Inc. ......................      561,960
    18,413   Comcast Corp., Class A*......      605,235
     6,500   Comcast Corp., Special Class
               A*.........................      203,320
     6,300   Cox Communications, Inc.,
               Class A*...................      217,035
    28,400   Time Warner, Inc.*...........      510,916
    34,000   Viacom, Inc., Class B........    1,508,920
    14,000   Westwood One, Inc.*..........      478,940
                                            -----------
                                              4,086,326
                                            -----------
Metals/Mining (0.8%):
    10,100   Alcoa, Inc. .................      383,800
                                            -----------
Oil/Gas (11.4%):
    13,400   BP plc, ADR..................      661,290
     9,900   ChevronTexaco Corp. .........      855,261
    15,400   ConocoPhillips...............    1,009,778
     4,500   Devon Energy Corp. ..........      257,670
    22,500   Exxon Mobil Corp. ...........      922,500
     8,500   Kerr-McGee Corp. ............      395,165
     7,200   Nabors Industries, Ltd.*.....      298,800
     5,800   Noble Corp.*.................      207,524
     8,400   Noble Energy, Inc. ..........      373,212
    13,100   Occidental Petroleum
               Corp. .....................      553,344
                                            -----------
                                              5,534,544
                                            -----------
Pharmaceuticals (5.2%):
     7,500   Alcon, Inc. .................      454,050
    29,400   Pfizer, Inc. ................    1,038,702
    24,400   Wyeth........................    1,035,780
                                            -----------
                                              2,528,532
                                            -----------
Retail/Wholesale (1.4%):
     1,200   Fortune Brands, Inc. ........       85,788
    10,200   Home Depot, Inc. ............      361,998
     9,800   McDonald's Corp. ............      243,334
                                            -----------
                                                691,120
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Services (0.9%):
    11,600   First Data Corp. ............  $   476,644
                                            -----------
Telecommunications (4.4%):
     7,440   AT&T Corp. ..................      151,032
    10,100   BellSouth Corp. .............      285,830
     5,500   Nextel Communications, Inc.,
               Class A*...................      154,330
    14,300   SBC Communications, Inc. ....      372,801
    29,300   Sprint Corp. ................      481,106
    20,400   Verizon Communications,
               Inc. ......................      715,632
                                            -----------
                                              2,160,731
                                            -----------
Tobacco (3.1%):
    28,000   Altria Group, Inc. ..........    1,523,760
                                            -----------
Transportation (5.0%):
    30,100   Burlington Northern Santa Fe
               Corp. .....................      973,735
    21,200   Union Pacific Corp. .........    1,472,976
                                            -----------
                                              2,446,711
                                            -----------
Travel/Entertainment (1.7%):
    15,100   Carnival Corp. ..............      599,923
     5,400   Harley-Davidson, Inc. .......      256,662
                                            -----------
                                                856,585
                                            -----------

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Utilities (3.3%):
     1,600   Consolidated Edison, Inc. ...  $    68,816
     8,700   Constellation Energy Group,
               Inc. ......................      340,692
     4,700   Entergy Corp. ...............      268,511
     8,200   Exelon Corp. ................      544,152
     9,300   PPL Corp. ...................      406,875
                                            -----------
                                              1,629,046
                                            -----------
  Total Common Stocks                        47,549,688
                                            -----------
INVESTMENT COMPANY (8.6%):
 4,226,359   TNT Offshore Deposit
               Account....................    4,226,359
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (1.4%):
   693,265   Northern Trust Institutional
               Liquid Asset Portfolio.....      693,265
                                            -----------
  Total Investments
    (Cost $45,733,220) (a)--107.1%           52,469,312
  Liabilities in excess of other
    assets--(7.1)%                           (3,471,748)
                                            -----------
  Net Assets--100.0%                        $48,997,564
                                            ===========

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $294,154. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $6,844,200
      Unrealized depreciation...................    (402,262)
                                                  ----------
      Net unrealized appreciation...............  $6,441,938
                                                  ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                      USAZ
                                                                ALLIANCEBERNSTEIN
                                                                   GROWTH AND
                                                                   INCOME FUND
                                                                -----------------
ASSETS
Investments, at cost........................................       $45,733,220
                                                                   ===========
Investments, at value*......................................       $52,469,312
Dividends receivable........................................            68,483
Receivable for investments sold.............................            35,035
Prepaid expenses............................................             2,648
                                                                   -----------
  Total Assets..............................................        52,575,478
                                                                   -----------
LIABILITIES
Dividends payable...........................................            91,563
Payable for investments purchased...........................         2,745,891
Payable for collateral received on loaned securities........           693,265
Adviser fees payable........................................            27,235
Distribution fees payable...................................             9,757
Other accrued liabilities...................................            10,203
                                                                   -----------
  Total Liabilities.........................................         3,577,914
                                                                   -----------
NET ASSETS..................................................       $48,997,564
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital...................................................       $43,494,670
  Distributions in excess of net investment income..........              (486)
  Net realized losses on investments........................        (1,232,712)
  Net unrealized appreciation of investments................         6,736,092
                                                                   -----------
NET ASSETS..................................................       $48,997,564
                                                                   ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................         4,848,866
Net Asset Value (offering and redemption price per share)...       $     10.10
                                                                   ===========

------------

* Includes securities on loan of $686,325.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                      USAZ
                                                                ALLIANCEBERNSTEIN
                                                                   GROWTH AND
                                                                   INCOME FUND
                                                                -----------------
INVESTMENT INCOME:
Dividends...................................................       $  562,206
Income from securities lending..............................               91
                                                                   ----------
     Total Investment Income................................          562,297
                                                                   ----------
EXPENSES:
Adviser fees................................................          248,179
Administration fees.........................................           47,148
Distribution fees...........................................           73,988
Fund accounting fees........................................            3,263
Custodian fees..............................................            9,873
Legal fees..................................................            7,243
Other expenses..............................................           20,895
                                                                   ----------
     Total expenses before waivers..........................          410,589
     Less expenses waived by the Adviser....................          (84,559)
                                                                   ----------
     Net Expenses...........................................          326,030
                                                                   ----------
NET INVESTMENT INCOME.......................................          236,267
                                                                   ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................          242,035
Change in unrealized appreciation/depreciation on
  investments...............................................        7,934,571
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        8,176,606
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $8,412,873
                                                                   ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 USAZ ALLIANCEBERNSTEIN
                                                                 GROWTH AND INCOME FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $   236,267     $    92,068
  Net realized gain/(loss) on investments...................      242,035      (1,472,206)
  Change in unrealized appreciation/depreciation on
     investments............................................    7,934,571      (1,506,400)
                                                              -----------     -----------
  Net increase/(decrease) in net assets from operations.....    8,412,873      (2,886,538)
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................     (236,753)        (92,113)
  From net realized gains on investments....................           --          (8,081)
                                                              -----------     -----------
  Change in net assets resulting from dividends to
     shareholders...........................................     (236,753)       (100,194)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   26,522,255      13,232,024
  Proceeds from dividends reinvested........................      196,282          49,099
  Cost of shares redeemed...................................   (1,884,651)     (2,908,723)
                                                              -----------     -----------
  Change in net assets from capital transactions............   24,833,886      10,372,400
                                                              -----------     -----------
  Net increase in net assets................................   33,010,006       7,385,668
NET ASSETS:
  Beginning of year.........................................   15,987,558       8,601,890
                                                              -----------     -----------
  End of year...............................................  $48,997,564     $15,987,558
                                                              ===========     ===========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME............  $      (486)    $        --
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    3,001,187       1,552,408
  Dividends reinvested......................................       23,581           4,751
  Shares redeemed...........................................     (210,414)       (345,884)
                                                              -----------     -----------
  Net increase in shares....................................    2,814,354       1,211,275
                                                              ===========     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AllianceBernstein Growth and Income Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AllianceBernstein Growth and income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid quarterly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                        AVERAGE VALUE ON LOAN
                                                                            VALUE OF       FOR THE PERIOD
                                                               VALUE OF      LOANED       SEPTEMBER THROUGH
                                                              COLLATERAL   SECURITIES     DECEMBER 31, 2003
                                                              ----------   ----------   ---------------------
   USAZ AllianceBernstein Growth and Income Fund............   $705,540     $686,325          $517,324

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Alliance Capital Management L.P. ("Alliance Capital") and the Trust, Alliance Capital provides investment advisory services as the Subadviser for the USAZ AllianceBernstein Growth and Income Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AllianceBernstein Growth and Income Fund...............     0.84%*         1.10%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ AllianceBernstein Growth and Income Fund...............   $25,805      $119,829     $84,559

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,105 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ AllianceBernstein Growth and Income Fund...............  $30,351,122   $5,996,970

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ AllianceBernstein Growth and Income Fund...............   $936,550

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $196,282 related to ordinary income and during the fiscal year ended December 31, 2002 was $49,099 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                               UNDISTRIBUTED
                                 ORDINARY                                ACCUMULATED                      TOTAL
                                INCOME/TAX     ACCUMULATED   DIVIDENDS   CAPITAL AND     UNREALIZED    ACCUMULATED
                               EXEMPT INCOME    EARNINGS      PAYABLE    OTHER LOSSES   APPRECIATION    EARNINGS
                               -------------   -----------   ---------   ------------   ------------   -----------
   USAZ AllianceBernstein
     Growth and Income
     Fund....................     $91,077        $91,077     $(91,563)    $(938,558)     $6,441,938    $5,502,894

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  Capital losses incurred after October 31st, within a Fund's fiscal year, can be deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses:

                                                                  POST-
                                                                 OCTOBER
                                                                 LOSSES
                                                                 -------
   USAZ AllianceBernstein Growth and Income Fund...............  $2,008

  For corporate shareholders, 100% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED        NOVEMBER 5,
                                                       DECEMBER 31,         2001 TO
                                                    ------------------    DECEMBER 31,
                                                     2003       2002        2001(A)
                                                    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  7.86    $ 10.45       $10.00
                                                    -------    -------       ------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................     0.06       0.07         0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................     2.24      (2.58)        0.45
                                                    -------    -------       ------
  Total from Investment Activities................     2.30      (2.51)        0.47
                                                    -------    -------       ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................    (0.06)     (0.07)       (0.02)
  Net Realized Gains..............................       --      (0.01)          --
                                                    -------    -------       ------
  Total Dividends.................................    (0.06)     (0.08)       (0.02)
                                                    -------    -------       ------
NET ASSET VALUE, END OF PERIOD....................  $ 10.10    $  7.86       $10.45
                                                    =======    =======       ======
TOTAL RETURN*(b)..................................    29.43%    (24.18)%       4.67%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $48,998    $15,988       $8,602
Net Investment Income Net of Waivers (c)..........     0.80%      0.83%        1.06%
Expenses Before Waivers**(c)......................     1.39%      2.18%        3.28%
Expenses Net of Waivers (c).......................     1.10%      1.10%        1.09%
Portfolio Turnover Rate...........................    21.56%     58.40%        8.63%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ AllianceBernstein Growth and Income Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                 USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE AND ADDRESS          VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ---------------------       ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                           USAZ(R) ALLIANCEBERNSTEIN

                              LARGE CAP GROWTH FUND

                                  ANNUAL REPORT

                                DECEMBER 31,2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statements of Changes in Net Assets
                                     Page 6

                          Notes to Financial Statements
                                     Page 7

                              Financial Highlights
                                    Page 11

                          Independent Auditors' Report
                                    Page 12

                     Information about Trustees and Officers
                                    Page 13

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ AllianceBernstein Large Cap Growth Fund and Alliance Capital Management L.P. serves as Specialist Manager to the Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED DECEMBER 31,2003?

The Fund gained 24.25%, compared to a 29.75% return for the Fund's benchmark, the Russell 1000(R) Growth Index(1).

Stocks staged a strong rally during 2003, boosting the returns of the Fund and the benchmark. Volatile shares of lower-quality firms led the rally, rebounding after three years of poor performance. This Fund focuses on stocks that provide the potential for reliable earnings growth and trade at low valuations; that approach hampered the Fund's relative performance during the period.

The Fund's investment strategy led to an underweight position in shares of consumer staples firms. We held an average of 10% of the Fund's assets in that sector during the period, compared to an average of 19% for the benchmark. That smaller stake helped the Fund's returns relative to the index, as consumer staples stocks lagged. Meanwhile, we held a larger weighting than the benchmark in consumer discretionary stocks. Stocks in that sector performed well relative to the index, boosting the Fund's relative returns; moreover, the Fund's consumer discretionary holdings outperformed the benchmark's investments in that sector.*

The Fund's underweight position in health care stocks also helped its performance against the benchmark, as did stock selection in that sector. We held a significant over-weighting in financial-services stocks, especially among shares of firms that could benefit from a rising stock market. Those stocks' strong gains also helped the Fund's performance compared to the benchmark.*

The Fund's overweight position in shares of government-sponsored mortgage firms hurt relative performance, as those companies' accounting practices came under suspicion. The Fund's zero weighting in energy stocks and basic materials also hurt its relative returns; such shares typically do not offer the growth characteristics we require for this Fund. Those sectors benefited from rising energy and commodities prices during the period.

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 1000(R) Growth Index which is an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 80% of its net assets in equity securities, which include common stocks, and other equity securities of U.S. companies with market capitalizations of at least $5 billion at the time of investment.

GROWTH OF A $10,000 INVESTMENT

           USAZ(R) Alliance Bernstein
                 Large Cap             Russell 1000(R)
               Growth Fund              Growth Index
11/5/2001         10000                     10000
                  10470                     10961
    12/01         10550                     10940
                  10030                     10747
                   9590                     10301
                  10005                     10657
                   9204                      9787
                   9023                      9551
     6/02          8393                      8667
                   7802                      8191
                   7922                      8215
                   7151                      7363
                   7722                      8038
                   7922                      8475
    12/02          7311                      7890
                   7071                      7698
                   6980                      7663
                   7211                      7805
                   7862                      8382
                   8102                      8801
     6/03          8082                      8922
                   8393                      9144
                   8533                      9371
                   8362                      9271
                   8833                      9792
                   8803                      9894
    12/03          9084                     10237


The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                                            SINCE
                                                   1       INCEPTION
                                                  YEAR     (11/5/01)
USAZ(R)AllianceBernstein Large Cap Growth Fund   24.25%     -4.37%
Russell 1000(R)Growth Index                      29.75%      1.09%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Growth Index which is an unmanaged index that measures performance of individual securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                              FAIR
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS (99.9%):
Banking/Financial Services (15.5%):
   5,300   Bank One Corp. ...............  $   241,627
  46,100   Citigroup, Inc. ..............    2,237,694
   9,800   Fannie Mae....................      735,588
   2,000   Franklin Resources, Inc. .....      104,120
   3,000   Goldman Sachs Group, Inc. ....      296,190
   6,600   J.P. Morgan Chase & Co. ......      242,418
   7,200   Lehman Brothers Holdings,
             Inc. .......................      555,984
  65,100   MBNA Corp. ...................    1,617,735
  16,000   Merrill Lynch & Company,
             Inc. .......................      938,400
  18,900   Morgan Stanley................    1,093,743
                                           -----------
                                             8,063,499
                                           -----------
Biotechnology (2.6%):
  22,100   Amgen, Inc.*..................    1,365,780
                                           -----------
Computers (18.0%):
  72,600   Cisco Systems, Inc.*..........    1,763,454
  54,500   Dell, Inc.*...................    1,850,820
  17,900   Electronic Arts, Inc.*........      855,262
  53,200   EMC Corp.*....................      687,344
 112,000   Microsoft Corp. ..............    3,084,480
  12,800   Symantec Corp.*...............      443,520
  17,800   VERITAS Software Corp.*.......      661,448
                                           -----------
                                             9,346,328
                                           -----------
E-Commerce (3.9%):
  15,000   eBay, Inc.*...................      968,850
  23,500   Yahoo!, Inc.*.................    1,061,495
                                           -----------
                                             2,030,345
                                           -----------
Electronics (12.0%):
  41,900   Applied Materials, Inc.*......      940,655
  12,300   Broadcom Corp., Class A*......      419,307
  77,700   Intel Corp. ..................    2,501,940
  13,400   Marvell Technology Group,
             Ltd.*.......................      508,262
  15,800   Maxim Integrated Products,
             Inc. .......................      786,840
  73,104   Taiwan Semiconductor
             Manufacturing Company, Ltd.,
             ADR*........................      748,585
  12,500   Texas Instruments, Inc. ......      367,250
                                           -----------
                                             6,272,839
                                           -----------
Health Care (6.4%):
  12,100   Boston Scientific Corp.*......      444,796
  28,400   Medtronic, Inc. ..............    1,380,524
  22,300   UnitedHealth Group, Inc. .....    1,297,414
   3,300   Zimmer Holdings, Inc.*........      232,320
                                           -----------
                                             3,355,054
                                           -----------

                                              FAIR
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS, CONTINUED
Household (2.8%):
   9,800   Avon Products, Inc. ..........  $   661,402
   1,000   Colgate-Palmolive Co. ........       50,050
   7,300   Procter & Gamble Co. .........      729,124
                                           -----------
                                             1,440,576
                                           -----------
Insurance (7.0%):
  10,300   ACE, Ltd. ....................      426,626
  32,500   American International Group,
             Inc. .......................    2,154,100
  13,100   Progressive Corp. ............    1,095,029
                                           -----------
                                             3,675,755
                                           -----------
Manufacturing (4.3%):
  73,000   General Electric Co. .........    2,261,540
                                           -----------
Media (7.5%):
  16,400   Clear Channel Communications,
             Inc.........................      768,012
   3,800   E.W. Scripps Co., Class A.....      357,732
  25,200   Liberty Media Corp., Class
             A*..........................      299,628
  27,700   Time Warner, Inc.*............      498,323
  44,700   Viacom, Inc., Class B.........    1,983,786
                                           -----------
                                             3,907,481
                                           -----------
Pharmaceuticals (6.0%):
   5,000   Alcon, Inc. ..................      302,700
   2,600   Forest Laboratories, Inc.*....      160,680
   5,800   Gilead Sciences, Inc.*........      337,212
  66,600   Pfizer, Inc. .................    2,352,978
                                           -----------
                                             3,153,570
                                           -----------
Retail/Wholesale (10.7%):
  10,500   Bed Bath & Beyond, Inc.*......      455,175
   3,300   Family Dollar Stores, Inc. ...      118,404
   8,200   Kohl's Corp.*.................      368,508
  24,700   Lowe's Companies, Inc. .......    1,368,133
  19,700   Target Corp. .................      756,480
  35,700   Wal-Mart Stores, Inc. ........    1,893,885
  17,600   Walgreen Co. .................      640,288
                                           -----------
                                             5,600,873
                                           -----------
Telecommunications (3.2%):
  36,800   Comcast Corp., Special Class
             A*..........................    1,151,104
  30,100   Nokia Corp., ADR..............      511,700
                                           -----------
                                             1,662,804
                                           -----------
  Total Common Stocks                       52,136,444
                                           -----------
  Total Investments
    (Cost $45,258,938) (a)--99.9%           52,136,444
  Other assets in excess of
liabilities--0.1%                               63,143
                                           -----------
  Net Assets--100.0%                       $52,199,587
                                           ===========

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $482,906. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $6,755,403
      Unrealized depreciation...................    (360,803)
                                                  ----------
      Net unrealized appreciation...............  $6,394,600
                                                  ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                      USAZ
                                                                ALLIANCEBERNSTEIN
                                                                    LARGE CAP
                                                                   GROWTH FUND
                                                                -----------------
ASSETS
Investments, at cost........................................       $45,258,938
                                                                   ===========
Investments, at value.......................................       $52,136,444
Dividends receivable........................................            34,508
Receivable for investments sold.............................           916,838
Prepaid expenses............................................             2,860
                                                                   -----------
  Total Assets..............................................        53,090,650
                                                                   -----------
LIABILITIES
Cash overdraft..............................................           196,439
Payable for investments purchased...........................           643,305
Adviser fees payable........................................            30,593
Distribution fees payable...................................            10,772
Other accrued liabilities...................................             9,954
                                                                   -----------
  Total Liabilities.........................................           891,063
                                                                   -----------
NET ASSETS..................................................       $52,199,587
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital...................................................       $47,723,908
  Net realized losses on investments........................        (2,401,827)
  Net unrealized appreciation of investments................         6,877,506
                                                                   -----------
NET ASSETS..................................................       $52,199,587
                                                                   ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................         5,752,342
Net Asset Value (offering and redemption price per share)...       $      9.07
                                                                   ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                      USAZ
                                                                ALLIANCEBERNSTEIN
                                                                    LARGE CAP
                                                                   GROWTH FUND
                                                                -----------------
INVESTMENT INCOME:
Dividends...................................................       $  321,502
Securities lending..........................................               36
                                                                   ----------
     Total Investment Income................................          321,538
                                                                   ----------
EXPENSES:
Adviser fees................................................          294,244
Administration fees.........................................           53,926
Distribution fees...........................................           85,590
Fund accounting fees........................................            2,215
Custodian fees..............................................           10,307
Legal fees..................................................            7,967
Other expenses..............................................           22,969
                                                                   ----------
     Total expenses before waivers..........................          477,218
     Less expenses waived by the Adviser....................         (100,622)
                                                                   ----------
     Net Expenses...........................................          376,596
                                                                   ----------
NET INVESTMENT LOSS.........................................          (55,058)
                                                                   ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments..........................         (865,821)
Change in unrealized appreciation/depreciation on
  investments...............................................        8,717,240
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        7,851,419
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $7,796,361
                                                                   ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 USAZ ALLIANCEBERNSTEIN
                                                                 LARGE CAP GROWTH FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $   (55,058)    $   (32,621)
  Net realized loss on investments..........................     (865,821)     (1,536,006)
  Change in unrealized appreciation/(depreciation) on
     investments............................................    8,717,240      (2,162,414)
                                                              -----------     -----------
  Net increase/(decrease) in net assets from operations.....    7,796,361      (3,731,041)
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains on investments....................           --         (12,977)
                                                              -----------     -----------
  Change in net assets resulting from dividends to
     shareholders...........................................           --         (12,977)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   32,194,034      16,001,830
  Proceeds from dividends reinvested........................           --          12,977
  Cost of shares redeemed...................................   (6,981,494)     (1,057,146)
                                                              -----------     -----------
  Change in net assets from capital transactions............   25,212,540      14,957,661
                                                              -----------     -----------
  Net increase in net assets................................   33,008,901      11,213,643
NET ASSETS:
  Beginning of year.........................................   19,190,686       7,977,043
                                                              -----------     -----------
  End of year...............................................  $52,199,587     $19,190,686
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    3,989,934       1,999,164
  Dividends reinvested......................................           --           1,299
  Shares redeemed...........................................     (868,191)       (125,856)
                                                              -----------     -----------
  Net increase in shares....................................    3,121,743       1,874,607
                                                              ===========     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ AllianceBernstein Large Cap Growth Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ AllianceBernstein Large Cap Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. For the year ended December 31, 2003, the Fund had loans outstanding of:

                                                                  AVERAGE VALUE ON LOAN
                                                                 FOR THE PERIOD OCTOBER
                                                                  THROUGH DECEMBER 31,
                                                                          2003
                                                                 -----------------------
   USAZ AllianceBernstein Large Cap Growth Fund................          $50,343

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Alliance Capital Management L.P. ("Alliance Capital") and the Trust, Alliance Capital provides investment advisory services as the Subadviser for the USAZ AllianceBernstein Large Cap Growth Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limits were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ AllianceBernstein Large Cap Growth Fund................     0.86%*         1.10%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ AllianceBernstein Large Cap Growth Fund................   $25,022      $115,285     $100,622

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their services to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,588 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ AllianceBernstein Large Cap Growth Fund................  $40,504,646   $14,836,092

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2010   12/31/2011
                                                                 ----------   ----------
   USAZ AllianceBernstein Large Cap Growth Fund................  $1,110,816    $682,864

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                                 ACCUMULATED                      TOTAL
                                                                 CAPITAL AND     UNREALIZED    ACCUMULATED
                                                                 OTHER LOSSES   APPRECIATION    EARNINGS
                                                                 ------------   ------------   -----------
   USAZ AllianceBernstein Large Cap Growth Fund................  $(1,918,921)    $6,394,600    $4,475,679

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  Capital losses incurred after October 31st, within a Fund's fiscal year, can be deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses:

                                                                  POST-
                                                                 OCTOBER
                                                                  LOSSES
                                                                 --------
   USAZ AllianceBernstein Large Cap Growth Fund................  $125,241

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED          NOVEMBER 5,
                                                       DECEMBER 31,           2001 TO
                                                    ------------------     DECEMBER 31,
                                                     2003       2002          2001(A)
                                                    -------    -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  7.30    $ 10.55        $10.00
                                                    -------    -------        ------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................    (0.01)     (0.01)           --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................     1.78      (3.23)         0.55
                                                    -------    -------        ------
  Total from Investment Activities................     1.77      (3.24)         0.55
                                                    -------    -------        ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................       --      (0.01)           --
                                                    -------    -------        ------
  Total Dividends.................................       --      (0.01)           --
                                                    -------    -------        ------
NET ASSET VALUE, END OF PERIOD....................  $  9.07    $  7.30        $10.55
                                                    =======    =======        ======
TOTAL RETURN**(b).................................    24.25%    (30.70)%        5.50%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $52,200    $19,191        $7,977
Net Investment Income Net of Waivers (c)..........    (0.16)%    (0.30)%       (0.12)%
Expenses Before Waivers***(c).....................     1.39%      2.15%         3.36%
Expenses Net of Waivers (c).......................     1.10%      1.10%         1.09%
Portfolio Turnover Rate...........................    44.54%     34.77%         4.88%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ AllianceBernstein Large Cap Growth Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                 USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE AND ADDRESS          VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ---------------------       ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                              USAZ(R) OPPENHEIMER
                           EMERGING TECHNOLOGIES FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2003
                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 12

                          Independent Auditors' Report
                                     Page 13

                    Information about Trustees and Officers
                                     Page 14

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ (R) OPPENHEIMER EMERGING TECHNOLOGIES FUND (FORMERLY THE USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)

USAllianz Advisers, LLC serves as the Manager for the USAZ Oppenheimer Technologies Fund and Oppenheimer Funds, Inc. serves as Specialist Manager to the Fund.

OppenheimerFunds, Inc., manages over 60 mutual funds.

HOW DID THE FUND PERFORM DURING THE 12-MONTH PERIOD ENDED DECEMBER 31,2003,AND WHAT FACTORS AFFECTED THAT PERFORMANCE?

The Fund gained 41.96%, compared to a 54.19% and 54.87% return for its bench-mark, the Goldman Sachs Technology Index(1) and the S&P 500 Technology Sector Index(1), respectively.

Technology stocks rallied during 2003, helping the Fund and its benchmark post strong gains. Smaller, lower-quality stocks led the technology surge, rebounding from very low levels at the beginning of the period. The Fund focused on shares of larger, high-quality companies in order to manage risk. That focus on quality hampered returns relative to the benchmark.

The Fund began the period positioned somewhat defensively, with a focus on shares of firms that we believed could thrive in a slowgrowing economy, such as computer-services companies. We increased the Fund's stake in cyclical sectors such as semiconductors, computer hardware and contract manufacturing as the economic recovery showed signs of strength. The increased exposure to cyclical stocks dampened returns against the benchmark early in the period, but boosted the

Fund's relative returns as the economic recovery progressed. The Fund, in an effort to manage portfolio risk, trimmed positions in individual stocks when they exceeded 7% of total assets; that strategy hurt returns relative to the benchmark, as some of the largest technology stocks turned in strong gains.*

Oppenheimer assumed management responsibilities for the Fund on December 8, 2003. The new management team follows a strategy of investing roughly one-third of Fund assets in each of three sectors: small-cap, mid-cap and large-cap stocks, diversified among technology, biotechnology and medical-devices shares. Management employs a combination of quantitative, fundamental and technical research in an effort to identify shares of firms offering new products that they believe can boost revenues and earnings.

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Goldman Sachs Technology Index is a market capitalization-weighted index of selected technology stocks. The S&P 500 Technology Sector Index represents the performance of U.S. based technology companies. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) OPPENHEIMER EMERGING TECHNOLOGIES FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 80% of its net assets in common stocks that the manager believes will benefit from emerging technology.

INVESTMENT RISK

Smaller companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Because the Fund invests in a single industry its shares do not represent a complete investment program. As a non-diversified and single industry fund, the value of the shares may fluctuate more than shares invested in a broader range of industries and companies.

GROWTH OF A $10,000 INVESTMENT

                  USAZ(R) Oppenheimer          S&P 500 Technology       Goldman Sachs Technology
               Emerging Technologies Fund         Sector Index                   Index
11/5/2001               10000                       10000                       10000
    11/01               10750                       10000                       11989
    12/01               10770                        9823                       11486
                        10500                        9812                       11700
                         9290                        8502                        9810
                        10200                        9107                       10675
                         9180                        7991                        9509
                         8790                        7666                        9231
     6/02                7680                        8750                        7525
                         6780                        7864                        6978
                         6610                        7763                        6811
                         5620                        6377                        5502
                         6300                        7749                        6702
                         7150                        9105                        8075
    12/02                6340                        7775                        6735
    12/03                9000                       12044                       10430


The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                                             SINCE
                                                   1       INCEPTION
                                                  YEAR     (11/5/01)
USAZ(R)Oppenheimer Emerging Technologies Fund    41.96%     -4.77%
S&P 500 Technology Sector Index                  54.87%      1.97%
Goldman Sachs Technology Index                   54.19%      2.66%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is measured against the Goldman Sachs Technology Index and the S&P 500 Technology Sector Index. The Goldman Sachs Technology Index is a market capitalization-weighted index of selected technology stocks. The S&P 500 Technology Sector Index represents the performance of U.S. based technology companies. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities. The Fund has changed its standardized benchmark from the Goldman Sachs Technology Index to the S&P 500 Technology Sector Index to provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (101.7%):
Banking/Financial Services (1.1%):
   30,000   Ameritrade Holdings Corp.*....  $   422,100
                                            -----------
Computers (44.2%):
   16,600   Altiris, Inc.*................      605,568
   25,000   Ascential Software Corp.*.....      648,250
   15,000   At Road, Inc.*................      199,500
   39,400   Cisco Systems, Inc.*..........      957,026
    8,300   Cognizant Technology Solutions
              Corp.*......................      378,812
   11,100   Cognos, Inc.*.................      339,882
   29,250   Dell, Inc.*...................      993,330
   25,000   Digital River, Inc.*..........      552,500
   25,000   F5 Networks, Inc.*............      627,500
   15,100   FileNET Corp.*................      408,908
   40,000   Foundry Networks, Inc.*.......    1,094,400
    4,800   Infosys Technologies, Ltd.,
              ADR.........................      459,360
   12,100   Intuit, Inc.*.................      640,211
   34,700   Juniper Networks, Inc.*.......      648,196
   23,700   Lexar Media, Inc.*............      413,091
   42,400   Macromedia, Inc.*.............      756,416
   14,800   Mercury Interactive Corp.*....      719,872
   45,100   Microsoft Corp. ..............    1,242,054
   14,100   Network Appliance, Inc.*......      289,473
   60,000   Network Engines, Inc.*........      261,600
   40,000   NIC, Inc.*....................      321,200
   59,900   Oracle Corp.*.................      790,680
    6,400   SanDisk Corp.*................      391,296
   25,000   SAP AG, ADR...................    1,039,000
   19,000   Seagate Technology............      359,100
   55,300   Silicon Storage Technology,
              Inc.*.......................      608,300
   30,000   SupportSoft, Inc.*............      394,500
   23,200   Symantec Corp.*...............      803,880
   19,750   VERITAS Software Corp.*.......      733,910
                                            -----------
                                             17,677,815
                                            -----------
E-Commerce (4.6%):
    7,600   Amazon.com, Inc.*.............      400,064
    9,700   eBay, Inc.*...................      626,523
   18,200   Yahoo!, Inc.*.................      822,094
                                            -----------
                                              1,848,681
                                            -----------
Educational Services (1.2%):
   25,000   eCollege.com, Inc.*...........      461,500
                                            -----------
Electronics (29.2%):
   25,000   Advanced Micro Devices,
              Inc.*.......................      372,500
  109,100   Agere Systems, Inc., Class
              A*..........................      332,755
    8,200   Analog Devices, Inc. .........      374,330
   20,600   ASML Holding NV, NY Registered
              Shares*.....................      413,030
   18,100   Broadcom Corp., Class A*......      617,029
   11,500   ChipPAC, Inc., Class A*.......       87,285
   25,000   Emulex Corp.*.................      667,000

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Electronics, continued
   16,300   Fairchild Semiconductor
              International, Inc.*........  $   407,011
   39,650   Intel Corp. ..................    1,276,730
   11,000   Lam Research Corp.*...........      355,300
   14,000   Linear Technology Corp. ......      588,980
   19,550   Marvell Technology Group,
              Ltd.*.......................      741,532
   11,260   Maxim Integrated Products,
              Inc. .......................      560,748
   12,000   Microchip Technology, Inc. ...      400,320
   14,900   OmniVision Technologies,
              Inc.*.......................      823,225
   11,900   Power Integrations, Inc.*.....      398,174
   12,000   QLogic Corp.*.................      619,200
   50,900   Sanmina-SCI Corp.*............      641,849
   19,700   Texas Instruments, Inc. ......      578,786
   50,000   Tripath Technology, Inc.*.....      345,000
   20,000   TTM Technologies, Inc.*.......      337,600
   32,200   Vishay Intertechnology,
              Inc.*.......................      737,380
                                            -----------
                                             11,675,764
                                            -----------
Manufacturing (0.3%):
    8,500   KEMET Corp.*..................      116,365
                                            -----------
Media (3.8%):
   15,407   Comcast Corp., Class A*.......      506,428
   20,000   Macrovision Corp.*............      451,800
   12,600   Viacom, Inc., Class B.........      559,188
                                            -----------
                                              1,517,416
                                            -----------
Pharmaceuticals (3.2%):
   14,000   Angiotech Pharmaceuticals,
              Inc.*.......................      644,000
   10,000   Martek Biosciences Corp.*.....      649,700
                                            -----------
                                              1,293,700
                                            -----------
Services (1.3%):
   11,450   Computer Sciences Corp.*......      506,434
                                            -----------
Telecommunications (12.2%):
   25,000   ADTRAN, Inc. .................      775,000
   61,500   Alcatel SA*...................      792,021
   38,800   AudioCodes, Ltd.*.............      405,072
   40,000   Corning, Inc.*................      417,200
   23,300   Nokia Corp., ADR..............      396,100
   14,650   QUALCOMM, Inc. ...............      790,075
   56,400   Sonus Networks, Inc.*.........      426,384
   34,500   Vodafone Group plc, ADR.......      863,879
                                            -----------
                                              4,865,731
                                            -----------
Travel/Entertainment (0.6%):
   12,900   Activision, Inc.*.............      234,780
                                            -----------
  Total Common Stocks                        40,620,286
                                            -----------
INVESTMENT COMPANY (7.4%):
2,941,773   NTRS London Deposit Account...    2,941,773
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COLLATERAL FOR SECURITIES ON LOAN (10.4%):
4,142,465   Northern Trust Institutional
              Liquid Asset Portfolio......  $ 4,142,465
                                            -----------
  Total Investments
    (Cost $42,707,400) (a)--119.5%           47,704,524
  Liabilities in excess of other
    assets--(19.5)%                          (7,766,573)
                                            -----------
  Net Assets--100.0%                        $39,937,951
                                            ===========

------------

*   Non-income producing security.

ADR--American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $349,244. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $4,962,149
      Unrealized depreciation...................    (314,269)
                                                  ----------
      Net unrealized appreciation...............  $4,647,880
                                                  ==========

    The following represents the concentrations by country as of December 31, 2003 based upon the total fair value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................      98.2%
      France....................................       1.8%
                                                    ------
                                                    100.00%
                                                    ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                      USAZ
                                                                   OPPENHEIMER
                                                                    EMERGING
                                                                  TECHNOLOGIES
                                                                      FUND
                                                                 (FORMERLY KNOWN
                                                                     AS USAZ
                                                                ALLIANCEBERNSTEIN
                                                                   TECHNOLOGY
                                                                      FUND)
                                                                -----------------
ASSETS
Investments, at cost........................................       $42,707,400
                                                                   ===========
Investments, at value*......................................       $47,704,524
Foreign currency, at value (a)..............................           340,812
Dividends receivable........................................             7,773
Receivable for investments sold.............................         6,999,045
Prepaid expenses............................................             2,150
                                                                   -----------
  Total Assets..............................................        55,054,304
                                                                   -----------
LIABILITIES
Payable for investments purchased...........................        10,928,807
Payable for collateral received on loaned securities........         4,142,465
Adviser fees payable........................................            24,436
Distribution fees payable...................................             8,201
Other accrued liabilities...................................            12,444
                                                                   -----------
  Total Liabilities.........................................        15,116,353
                                                                   -----------
NET ASSETS..................................................       $39,937,951
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital...................................................       $34,980,455
  Net realized losses on investments and foreign currency...           (40,200)
  Net unrealized appreciation of investments and foreign
     currency...............................................         4,997,696
                                                                   -----------
NET ASSETS..................................................       $39,937,951
                                                                   ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................         4,436,328
Net Asset Value (offering and redemption price per share)...       $      9.00
                                                                   ===========

------------
*  Includes securities on loan of $4,100,998.

(a) Foreign currency at cost for the USAZ Oppenheimer Emerging Technologies Fund was $340,240.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                      USAZ
                                                                   OPPENHEIMER
                                                                    EMERGING
                                                                  TECHNOLOGIES
                                                                      FUND
                                                                 (FORMERLY KNOWN
                                                                     AS USAZ
                                                                ALLIANCEBERNSTEIN
                                                                   TECHNOLOGY
                                                                      FUND)
                                                                -----------------
INVESTMENT INCOME:
Dividends...................................................       $   44,995
Income from securities lending..............................            1,672
                                                                   ----------
     Total Investment Income................................           46,667
                                                                   ----------
EXPENSES:
Adviser fees................................................          203,992
Administration fees.........................................           37,295
Distribution fees...........................................           56,723
Fund accounting fees........................................            2,455
Custodian fees..............................................           27,586
Legal fees..................................................            5,299
Other expenses..............................................           16,287
                                                                   ----------
     Total expenses before waivers..........................          349,637
     Less expenses waived by the Adviser....................          (66,019)
                                                                   ----------
     Net Expenses...........................................          283,618
                                                                   ----------
NET INVESTMENT LOSS.........................................         (236,951)
                                                                   ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......        2,775,471
Change in unrealized appreciation/depreciation on
  investments and foreign currency..........................        5,207,853
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        7,983,324
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $7,746,373
                                                                   ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                               USAZ OPPENHEIMER EMERGING
                                                                   TECHNOLOGIES FUND
                                                                (FORMERLY KNOWN AS USAZ
                                                              ALLIANCEBERNSTEIN TECHNOLOGY
                                                                         FUND)
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $   (236,951)   $   (82,872)
  Net realized gain/(loss) on investments and foreign
     currency...............................................     2,775,471     (2,804,857)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................     5,207,853       (735,787)
                                                              ------------    -----------
  Net increase/(decrease) in net assets from operations.....     7,746,373     (3,623,516)
                                                              ------------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    34,388,723     10,054,842
  Cost of shares redeemed...................................   (11,428,472)    (5,917,867)
                                                              ------------    -----------
  Change in net assets from capital transactions............    22,960,251      4,136,975
                                                              ------------    -----------
  Net increase in net assets................................    30,706,624        513,459
NET ASSETS:
  Beginning of year.........................................     9,231,327      8,717,868
                                                              ------------    -----------
  End of year...............................................  $ 39,937,951    $ 9,231,327
                                                              ============    ===========
SHARE TRANSACTIONS:
  Shares issued.............................................     4,496,623      1,358,949
  Shares redeemed...........................................    (1,516,796)      (711,672)
                                                              ------------    -----------
  Net increase in shares....................................     2,979,827        647,277
                                                              ============    ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Oppenheimer Emerging Technologies Fund.

  On December 8, 2003 the USAZ AllianceBernstein Technology Fund became the USAZ Oppenheimer Emerging Technologies Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Emerging Technologies Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                       VALUE OF    VALUE OF LOANED     SEPTEMBER THROUGH
                                                      COLLATERAL     SECURITIES        DECEMBER 31, 2003
                                                      ----------   ---------------   ---------------------
   USAZ Oppenheimer Emerging Technologies Fund......  $4,215,813     $4,100,998           $3,183,631

  The Fund received cash and non-cash collateral for securities loaned. The cash collateral represented a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented in short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the USAZ Oppenheimer Emerging Technologies Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Emerging Technologies Fund.................     0.90%*         1.25%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Oppenheimer Emerging Technologies Fund.................   $25,997      $100,750     $66,019

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
(FORMERLY KNOWN AS USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $2,272 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Oppenheimer Emerging Technologies Fund.................  $61,294,561   $37,389,456

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                 UNDISTRIBUTED                                   TOTAL
                                                   LONG TERM     ACCUMULATED    UNREALIZED    ACCUMULATED
                                                 CAPITAL GAINS    EARNINGS     APPRECIATION    EARNINGS
                                                 -------------   -----------   ------------   -----------
   USAZ Oppenheimer Emerging Technologies
     Fund......................................    $309,044       $309,044      $4,648,452    $4,957,496

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING TECHNOLOGIES FUND
(FORMALLY KNOWN AS USAZ ALLIANCEBERNSTEIN TECHNOLOGY FUND)
FINANCIAL HIGHLIGHTS

                                                       YEAR ENDED          NOVEMBER 5,
                                                      DECEMBER 31,           2001 TO
                                                    -----------------     DECEMBER 31,
                                                     2003      2002          2001(A)
                                                    -------   -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  6.34   $ 10.77        $10.00
                                                    -------   -------        ------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................    (0.05)    (0.06)        (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments and Foreign Currencies...........     2.71     (4.37)         0.79
                                                    -------   -------        ------
  Total from Investment Activities................     2.66     (4.43)         0.77
                                                    -------   -------        ------
NET ASSET VALUE, END OF PERIOD....................  $  9.00   $  6.34        $10.77
                                                    =======   =======        ======
TOTAL RETURN*(b)..................................    41.96%   (41.13)%        7.70%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $39,938   $ 9,231        $8,718
Net Investment Loss Net of Waivers (c)............    (1.04)%   (1.12)%       (1.02)%
Expenses Before Waivers**(c)......................     1.54%     2.61%         3.19%
Expenses Net of Waivers (c).......................     1.25%     1.25%         1.24%
Portfolio Turnover Rate...........................   170.59%   122.33%        10.69%

------------

 * The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Oppenheimer Emerging Technologies Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                 USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE AND ADDRESS          VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ---------------------       ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                                USAZ(R) TEMPLETON
                             DEVELOPED MARKETS FUND
                                 ANNUAL REPORT
                                DECEMBER 31,2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statements of Changes in Net Assets
                                     Page 8

                          Notes to Financial Statements
                                     Page 9

                              Financial Highlights
                                     Page 13

                          Independent Auditors' Report
                                     Page 14

                     Information about Trustees and Officers
                                     Page 15

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

         USAZ(R) TEMPLETON DEVELOPED MARKETS FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Templeton Developed Markets Fund and Templeton Investment Counsel, LLC serves as Specialist Manager to the Fund.

Templeton Investment Counsel, LLC is a wholly owned subsidiary of Franklin Resources, Inc.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD ENDED DECEMBER 31,2003?

The Fund gained 33.77%, compared to a 38.59% return for the Fund's benchmark, the MSCI EAFE (Europe, Australasia and Far East) Index(1).

Stock markets in every developed country rose during 2003, with an average gain of more than 30%. That world-wide stock surge helped the Fund produce strong absolute returns.

The Fund's relative returns lagged the bench- mark largely because high cash inflows made it difficult to keep the Fund fully invested in stocks throughout the period under review. This Fund only invests in stocks we believe are undervalued relative to a company's ability to generate earnings or cash flow over the next five years. That strict value discipline can make it difficult to invest large amounts of new cash quickly.

The Fund held an average of 5.5% of its assets in Swedish firms during the 12-month period, versus the benchmark's 2.0% average weighting. That over-weight position and strong stock selection among shares of banks and industrial firms helped returns relative to the benchmark. The Fund's relative returns also got a boost from Canadian stocks, particularly shares of Canadian energy firms. We held a 5.0% average weighting in Canadian stocks, compared to a zero weighting for the index. The Fund's investments in the Hong Kong stock market also helped overall performance.*

Strong stock selection among shares of industrial firms as well as a 14% investment in that sector--roughly twice the benchmark allocation--helped bolster the Fund's relative returns: The Fund's industrial stocks gained 56%, on average, compared to a still-strong 48% return for the industrials stocks in the benchmark. We also held a position in basic materials roughly 50% larger than that of the index, and our picks in that sector delivered gains roughly in line with the strong 48% gain for the materials stocks in the index. Our stock selection in the utilities sector also boosted relative performance.*

The Fund's underweight position in Japan hurt relative returns. We have not been able to find many stocks in that country that provide sufficient returns on invested capital or low enough valuations to merit inclusion in our Fund. We therefore held an average weighting of 9% of the Fund's assets in Japan, compared to a 21% weighting for the EAFE Free Index. The Fund's underweight position in Switzerland also dampened relative performance, as did individual picks in that market. Our stock selection helped boost performance in the United Kingdom, but not enough to compensate for the Fund's underweight position in that market.*

Financial services stocks as a group appeared overpriced based on our long-term valuation criteria, and as a result we held a significantly underweight position in that sector. That smaller stake detracted from relative performance, as the sector produced strong gains. We also under-weighted technology stocks, particularly during the latter part of the year--again due to valuation concerns--and that decision also dragged on returns versus the benchmark. Finally, as previously mentioned, strong cash inflows detracted from the Fund's relative returns during the period.

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) TEMPLETON DEVELOPED MARKETS FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 80% of its net assets in equity securities of companies located in any developed country outside the United States.

INVESTMENT RISK

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

Smaller companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

GROWTH OF A $10,000 INVESTMENT

                   USAZ(R) Templeton       MSCI
                Developed Markets Fund   EAFE Index
11/5/2001              10000               10000
                       10130               10369
    12/01              10250               10430
                        9930                9876
                        9960                9945
                       10423               10532
                       10483               10553
                       10764               10686
     6/02              10459               10261
                        9481                9248
                        9451                9227
                        8432                8236
                        8735                8679
                        9128                9073
    12/02               8825                8768
                        8513                8402
                        8250                8209
                        8119                8048
                        8906                8836
                        9471                9372
     6/03               9612                9598
                        9990                9831
                       10255               10068
                       10377               10378
                       10888               11025
                       11153               11270
    12/03              11806               12151


The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                                             SINCE
                                                   1       INCEPTION
                                                  YEAR     (11/5/01)
USAZ(R)Templeton Developed Markets Fund          33.77%      8.01%
MSCI EAFE Index                                  38.59%      9.41%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Morgan Stanley Capital International, Europe, Australasia and Far East (MSCI EAFE) Index, an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                             FAIR
     SHARES                                  VALUE
----------------                          -----------
   COMMON STOCKS (84.4%):
Advertising (0.4%):
        5,970      WPP Group plc........  $    58,619
                                          -----------
Aerospace/Defense (2.0%):
       35,280      BAE Systems plc......      106,261
       26,480      Rolls-Royce Group
                     plc................       84,022
        9,200      Smiths Group plc.....      108,863
                                          -----------
                                              299,146
                                          -----------
Automobiles (2.1%):
        2,110      Autoliv, Inc. .......       80,056
        1,980      Volkswagen AG........      110,763
        3,900      Volvo AB, B Shares...      119,245
                                          -----------
                                              310,064
                                          -----------
Banking & Financial Services (8.4%):
        8,780      Abbey National plc...       83,460
       17,076      Banca Intesa SpA.....       66,770
       15,000      DBS Group Holdings,
                     Ltd. ..............      129,836
        6,250      ForeningsSparbanken
                     AB.................      122,910
        6,000      HSBC Holdings plc,
                     Hong Kong,
                     Registered
                     Shares.............       94,673
        6,490      ING Groep NV.........      151,361
       11,890      Lloyds TSB Group
                     plc................       95,356
        3,930      National Austrailia
                     Bank, Ltd. ........       88,684
       19,630      Nordea AB............      147,321
        6,810      Sanpaolo IMI SpA.....       88,819
        5,010      Standard Chartered
                     plc................       82,736
        1,230      UBS AG, Registered
                     Shares.............       84,238
                                          -----------
                                            1,236,164
                                          -----------
Chemicals (2.5%):
        3,940      Akzo Nobel NV........      152,073
        3,090      BASF AG..............      174,417
        2,220      Clariant AG,
                     Registered
                     Shares*............       32,759
                                          -----------
                                              359,249
                                          -----------
Computers (0.7%):
        2,800      Meitec Corp. ........      107,642
                                          -----------
Diversified (3.9%):
        3,630      Bayer AG.............      107,142
       16,000      Hutchison Whampoa,
                     Ltd. ..............      117,987
        5,390      Imtech NV............      139,916
       27,510      Invensys plc*........        8,988
        5,400      Sampo Oyj............       55,853
       23,500      Swire Pacific, Ltd.,
                     Class A............      144,990
                                          -----------
                                              574,876
                                          -----------

                                             FAIR
     SHARES                                  VALUE
----------------                          -----------
COMMON STOCKS, CONTINUED
Electronics (5.3%):
        6,780      Celestica, Inc.*.....  $   102,625
       15,000      Hitachi, Ltd. .......       90,417
       11,000      NEC Corp. ...........       80,983
        1,600      Nintendo Company,
                     Ltd. ..............      149,296
        8,045      Koninklijke (Royal)
                     Philips Electronics
                     NV.................      234,916
          400      Seiko Epson
                     Corp.(b)...........       18,662
        3,000      Sony Corp. ..........      103,854
                                          -----------
                                              780,753
                                          -----------
Foods (3.2%):
       18,860      Cadbury Schweppes
                     plc................      138,510
        8,980      J Sainsbury plc......       50,276
          500      Nestle SA, Registered
                     Shares.............      124,924
       21,750      Northern Foods plc...       56,165
        3,960      Sobeys, Inc. ........      102,045
                                          -----------
                                              471,920
                                          -----------
Health Care (3.2%):
       13,270      Amersham plc.........      183,508
        3,500      Aventis SA...........      231,331
        7,830      Celltech Group
                     plc*...............       52,984
                                          -----------
                                              467,823
                                          -----------
Household (0.6%):
        9,550      Unilever plc.........       89,027
                                          -----------
Insurance (5.5%):
        4,340      ACE, Ltd. ...........      179,763
        4,810      Axa..................      102,958
          638      Muenchener
                     Rueckversicherungs-
                     Gesellschaft AG,
                     Registered
                     Shares(b)..........       77,915
        7,380      RAS SpA..............      125,668
        1,190      Swiss Re, Registered
                     Shares.............       80,344
        2,050      XL Capital, Ltd.,
                     Class A............      158,978
       10,000      Sompo Japan
                     Insurance, Inc. ...       82,206
                                          -----------
                                              807,832
                                          -----------
Manufacturing (5.4%):
        3,430      Atlas Copco AB, A
                     Shares.............      122,750
       54,580      Brambles Industries
                     plc................      198,832
        2,780      KCI Konecranes
                     International......       96,781
       12,000      Komatsu, Ltd. .......       76,141
        1,610      Norsk Hydro ASA......       99,342
        1,610      Societe BIC SA.......       74,408
        9,190      Stora Enso Oyj,
                     Registered
                     Shares.............      123,801
                                          -----------
                                              792,055
                                          -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                             FAIR
     SHARES                                  VALUE
----------------                          -----------
COMMON STOCKS, CONTINUED
   Metals/Mining (1.6%):
          240      Alcan, Inc. .........  $    11,249
       26,048      BHP Billiton plc.....      227,554
                                          -----------
                                              238,803
                                          -----------
Oil & Gas (10.2%):
       21,330      BP plc...............      172,973
       12,000      ENI SpA..............      226,437
       18,720      Fortum Oyj...........      193,150
        6,940      Huskey Energy,
                     Inc. ..............      126,045
        2,410      IHC Caland NV........      130,714
        9,720      Repsol YPF SA........      189,545
       19,560      Shell Transport &
                     Trading Co. plc....      145,489
        1,050      TotalFinaElf SA,
                     Class B............      195,219
        4,490      TransCanada Corp. ...       96,871
                                          -----------
                                            1,476,443
                                          -----------
Paper/Forest Products (1.8%):
        1,820      Holmen AB, B
                     Shares.............       64,627
        4,300      Norske Skogindustrier
                     ASA................       82,086
        6,290      UPM-Kymmene Oyj......      119,960
                                          -----------
                                              266,673
                                          -----------
Pharmaceuticals (3.7%):
        1,908      Celesio AG...........       92,656
        1,500      Merck KGaA...........       62,248
        3,000      Ono Pharmaceutical
                     Company, Ltd.......      112,811
       27,980      Shire Pharmaceuticals
                     Group plc*.........      271,730
                                          -----------
                                              539,445
                                          -----------
Publishing (3.4%):
       11,750      Pearson plc..........      130,834
       12,320      Reed Elsevier NV.....      153,068
        9,410      United Business Media
                     plc................       82,542
       12,470      WH Smith plc.........       61,500
        4,870      Wolters Kluwer NV....       76,170
                                          -----------
                                              504,114
                                          -----------
Real Estate (1.6%):
       13,000      Cheung Kong
                     (Holdings),
                     Ltd. ..............      103,399
       16,420      Lend Lease
                     Corporation,
                     Ltd. ..............      124,335
                                          -----------
                                              227,734
                                          -----------
   Retail (3.8%):
        1,370      Adidas-Salomon AG....      156,561
          370      Galeries Lafayette
                     SA.................       57,311

     SHARES
       OR
   PRINCIPAL                                 FAIR
     AMOUNT                                  VALUE
----------------                          -----------
COMMON STOCKS, CONTINUED
Retail, continued
       15,248      Marks & Spencer Group
                     plc................  $    78,886
        1,740      Michelin (CGDE), B
                     Shares.............       79,845
       22,370      Tesco plc............      103,218
        9,000      Toto, Ltd. ..........       76,253
                                          -----------
                                              552,074
                                          -----------
Services (3.4%):
        5,860      Accenture, Ltd.,
                     Class A*...........      154,235
        5,900      Deutsche Post AG.....      121,453
       58,930      Kidde plc............      112,351
        8,110      Securitas AB, B
                     Shares.............      109,331
                                          -----------
                                              497,370
                                          -----------
Telecommunications (5.8%):
           29      Antena 3 Television
                     SA*................        1,278
       29,000      Asia Satellite
                     Telecommunications
                     Holdings, Ltd. ....       55,097
        9,760      BCE, Inc. ...........      218,273
       21,190      Cable & Wireless
                     plc................       50,641
           30      Nippon Telegraph &
                     Telephone Corp. ...      144,723
       12,040      Portugal Telecom,
                     SGPS SA, Registered
                     Shares.............      121,190
       39,520      Telecom Corporation
                     of New Zealand,
                     Ltd................      139,335
        8,601      Telefonica SA........      126,281
                                          -----------
                                              856,818
                                          -----------
Travel & Entertainment (1.3%):
        1,940      Accor SA.............       87,848
           21      East Japan Railway
                     Co. ...............       98,955
                                          -----------
                                              186,803
                                          -----------
Utilities (4.6%):
       18,500      CLP Holdings,
                     Ltd. ..............       88,168
        4,180      E. On AG.............      273,799
        3,490      Endesa SA............       67,132
        6,050      Iberdrola SA.........      119,580
        6,600      Suez SA..............      132,616
                                          -----------
                                              681,295
                                          -----------
  Total Common Stocks                      12,382,742
                                          -----------
CONVERTIBLE BOND
          187      Axa..................        4,003
                                          -----------

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

                                             FAIR
     SHARES                                  VALUE
----------------                          -----------
   INVESTMENT COMPANY (24.2%):
    3,540,366      NTRS London Deposit
                     Account............  $ 3,540,366
                                          -----------
  Total Investments
    (Cost $13,688,297)(a)--108.6%          15,927,111
  Liabilities in excess of other
    assets--(8.6)%                         (1,267,190)
                                          -----------
  Net Assets--100.0%                      $14,659,921
                                          ===========

------------

*   Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $11,566. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $2,470,348
      Unrealized depreciation...................    (243,100)
                                                  ----------
      Net unrealized appreciation...............  $2,227,248
                                                  ==========

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

    The following represents the concentrations by country as of December 31, 2003 based upon the total fair value.

      COUNTRY                                     PERCENTAGE
      -------                                     ----------
      United States.............................      25.3%
      United Kingdom............................      16.7%
      Germany...................................       7.4%
      Japan.....................................       7.2%
      Netherlands...............................       6.5%
      France....................................       6.1%
      Sweden....................................       4.8%
      Canada....................................       4.1%
      Hong Kong.................................       3.8%
      Finland...................................       3.7%
      Italy.....................................       3.2%
      Spain.....................................       3.2%
      Norway....................................       2.3%
      Switzerland...............................       2.0%
      Australia.................................       1.3%
      New Zealand...............................       0.9%
      Singapore.................................       0.8%
      Portugal..................................       0.7%
                                                    ------
                                                    100.00%
                                                    ======

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                   USAZ
                                                                 TEMPLETON
                                                                 DEVELOPED
                                                                  MARKETS
                                                                   FUND
                                                                -----------
ASSETS
Investments, at cost........................................    $13,688,297
                                                                ===========
Investments, at value.......................................    $15,927,111
Foreign currency, at value (a)..............................         44,845
Dividends receivable........................................          8,763
Reclaim receivable..........................................          7,867
Prepaid expenses............................................            754
                                                                -----------
  Total Assets..............................................     15,989,340
                                                                -----------
LIABILITIES
Payable for investments purchased...........................      1,312,477
Adviser fees payable........................................          5,234
Distribution fees payable...................................          2,766
Other accrued liabilities...................................          8,942
                                                                -----------
  Total Liabilities.........................................      1,329,419
                                                                -----------
NET ASSETS..................................................    $14,659,921
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $12,542,288
  Net realized losses on investments and foreign currency...       (120,789)
  Net unrealized appreciation of investments and foreign
     currency...............................................      2,238,422
                                                                -----------
NET ASSETS..................................................    $14,659,921
                                                                ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................      1,266,926
Net Asset Value (offering and redemption price per share)...    $     11.57
                                                                ===========

------------

(a) Foreign currency at cost for the USAZ Templeton Developed Markets Fund was $44,162.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   USAZ
                                                                TEMPLETON
                                                                DEVELOPED
                                                                 MARKETS
                                                                   FUND
                                                                ----------
INVESTMENT INCOME:
Interest....................................................    $      411
Dividends...................................................       231,987
Foreign withholding tax.....................................       (25,993)
                                                                ----------
     Total Investment Income................................       206,405
                                                                ----------
EXPENSES:
Adviser fees................................................        78,620
Administration fees.........................................        18,366
Distribution fees...........................................        22,463
Fund accounting fees........................................        11,980
Custodian fees..............................................        29,046
Legal fees..................................................         3,924
Other expenses..............................................         7,321
                                                                ----------
     Total expenses before waivers..........................       171,720
     Less expenses waived by the Adviser....................       (59,406)
                                                                ----------
     Net Expenses...........................................       112,314
                                                                ----------
NET INVESTMENT INCOME.......................................        94,091
                                                                ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments and foreign currency.....       (58,439)
Change in unrealized appreciation/depreciation on
  investments and foreign currency..........................     2,908,769
                                                                ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............     2,850,330
                                                                ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $2,944,421
                                                                ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     USAZ TEMPLETON
                                                                 DEVELOPED MARKETS FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $    94,091     $    51,252
  Net realized loss on investments and foreign currency.....      (58,439)        (80,071)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................    2,908,769        (799,377)
                                                              -----------     -----------
  Net increase/(decrease) in net assets from operations.....    2,944,421        (828,196)
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................      (87,552)        (50,650)
  Return of capital.........................................      (12,342)             --
                                                              -----------     -----------
  Change in net assets resulting from dividends.............      (99,894)        (50,650)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    5,809,637       3,616,835
  Proceeds from dividends reinvested........................       99,894          50,650
  Cost of shares redeemed...................................     (489,006)     (1,717,595)
                                                              -----------     -----------
  Change in net assets from capital transactions............    5,420,525       1,949,890
                                                              -----------     -----------
  Net increase in net assets................................    8,265,052       1,071,044
NET ASSETS:
  Beginning of year.........................................    6,394,869       5,323,825
                                                              -----------     -----------
  End of year...............................................  $14,659,921     $ 6,394,869
                                                              ===========     ===========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME............  $        --     $    (1,624)
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................      582,226         391,252
  Dividends reinvested......................................       10,604           4,881
  Shares redeemed...........................................      (56,466)       (184,749)
                                                              -----------     -----------
  Net increase in shares....................................      536,364         211,384
                                                              ===========     ===========

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Templeton Developed Markets Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Templeton Developed Markets Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records for the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Templeton Investment Counsel, LLC ("TIC") and the Trust, TIC provides investment advisory services as the Subadviser for the USAZ Templeton Developed Markets Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Templeton Developed Markets Fund.......................     0.875%*        1.25%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Templeton Developed Markets Fund.......................   $18,892      $118,448     $59,406

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $991 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                 PURCHASES     SALES
                                                                 ----------   --------
   USAZ Templeton Developed Markets Fund.......................  $4,837,705   $716,098

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2010   12/31/2011
                                                                 ----------   ----------
   USAZ Templeton Developed Markets Fund.......................   $67,265      $36,040

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was:

                                                                 DISTRIBUTIONS PAID FROM
                                                                 ------------------------        TOTAL
                                                                 ORDINARY     TAX RETURN     DISTRIBUTIONS
                                                                  INCOME      OF CAPITAL         PAID
                                                                 ---------    -----------    -------------
   USAZ Templeton Developed Market Fund........................   $87,552       $12,342         $99,894*

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKET FUNDS
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2002 was:

                                                                 DISTRIBUTIONS PAID FROM
                                                                 ------------------------        TOTAL
                                                                 ORDINARY     TAX RETURN     DISTRIBUTIONS
                                                                  INCOME      OF CAPITAL         PAID
                                                                 ---------    -----------    -------------
   USAZ Templeton Developed Markets Fund.......................   $45,634       $5,016         $ 50,650

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                                 ACCUMULATED                      TOTAL
                                                                 CAPITAL AND     UNREALIZED    ACCUMULATED
                                                                 OTHER LOSSES   APPRECIATION    EARNINGS
                                                                 ------------   ------------   -----------
   USAZ Templeton Developed Markets Fund.......................   $(109,224)     $2,226,857    $2,117,633

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  Capital losses incurred after October 31st, within a Fund's fiscal year, can be deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses:

                                                                  POST-
                                                                 OCTOBER
                                                                 LOSSES
                                                                 -------
   USAZ Templeton Developed Markets Fund.......................  $5,918

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ TEMPLETON DEVELOPED MARKETS FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED          NOVEMBER 5,
                                                       DECEMBER 31,           2001 TO
                                                    ------------------     DECEMBER 31,
                                                     2003       2002          2001(A)
                                                    -------    -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  8.75    $ 10.25        $10.00
                                                    -------    -------        ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................     0.12       0.09         (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments and Foreign Currencies...........     2.81      (1.50)         0.26
                                                    -------    -------        ------
  Total from Investment Activities................     2.93      (1.41)         0.25
                                                    -------    -------        ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................    (0.10)     (0.09)           --
  Return of Capital...............................    (0.01)        --            --
                                                    -------    -------        ------
  Total Dividends.................................    (0.11)     (0.09)           --
                                                    -------    -------        ------
NET ASSET VALUE, END OF PERIOD....................  $ 11.57    $  8.75        $10.25
                                                    =======    =======        ======
TOTAL RETURN*(b)..................................    33.77%    (13.90)%        2.50%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $14,660    $ 6,395        $5,324
Net Investment Income/(Loss) Net of Waivers (c)...     1.05%      0.91%        (0.52)%
Expenses Before Waivers**(c)......................     1.91%      3.36%         3.56%
Expenses Net of Waivers (c).......................     1.25%      1.25%         1.25%
Portfolio Turnover Rate...........................     9.22%      5.19%           --

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Templeton Developed Markets Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) OPPENHEIMER
                              EMERGING GROWTH FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     age 11

                          Independent Auditors' Report
                                    Page 12

                     Information about Trustees and Officers
                                    Page 13

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) OPPENHEIMER EMERGING GROWTH FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Oppenheimer Emerging Growth Fund and Oppenheimer Funds, Inc. serves as Specialist Manager to the Fund.

OppenheimerFunds, Inc., manages over 60 mutual funds.

HOW DID THE FUND PERFORM DURING THE 12-MONTH PERIOD ENDED DECEMBER 31,2003,AND WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

The Fund gained 62.03% that compared to a 48.54% return for the Fund's benchmark, the Russell 2000(R) Growth Index(1).

Small-cap growth stocks performed exceptionally well during the period, helping the Fund and the benchmark produce strong gains. Such shares had lagged most other segments of the stock market since early 2000, and offered attractive valuations at the beginning of 2003. Their prices rose sharply when investor sentiment turned positive in the spring. The small-cap growth sector led the market until December, when investors rotated into larger, less growth-oriented stocks.

Our stock-selection process led us to overweight shares in the traditional growth sectors of technology, health care and consumer discretionary. Small-cap technology stocks led the market, boosting the Fund's returns against the benchmark. Small-cap health care shares also performed well, helping the Fund's relative gains. Specialty-pharmaceuticals stocks provided particularly strong gains in that sector. Meanwhile, selected retailers and continuing-education providers helped the Fund's consumer-discretionary stake outperform the benchmark as well.*

The Fund's relative returns were dampened by losses among certain individual stocks. For example, weak results by some e-commerce stocks dragged on returns, as did shares of particular telecommunications companies.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 2000(R) Growth Index represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) OPPENHEIMER EMERGING GROWTH FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund invests mainly in common stocks of U.S. companies that the manager believes have above-average growth rates.

INVESTMENT RISK

Emerging market investing may be subject to additional economic, political, liquidity, and currency risks not associated with more developed countries.

Smaller companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

GROWTH OF A $10,000 INVESTMENT

                USAZ(R) Oppenheimer       Russell 2000(R)
                Emerging Growth Fund       Growth Index
5/1/2002             10000                  10000
    5/02              9630                   9415
    6/02              9040                   8617
                      7860                   7293
                      7640                   7289
                      7200                   6763
                      7670                   7105
                      8920                   7809
   12/02              8090                   7271
                      7900                   7073
                      7760                   6884
                      8070                   6989
                      8870                   7650
                     10020                   8512
    6/03             10690                   8676
                     11720                   9332
                     12520                   9833
                     12260                   9584
                     13340                  10412
                     13600                  10752
   12/03             13108                  10800

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                             SINCE
                                                   1       INCEPTION
                                                  YEAR     (5/1/02)
USAZ(R)Oppenheimer Emerging Growth Fund          62.03%      17.61%
Russell 2000(R) Growth Index                     48.54%       4.73%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 2000(R)Growth Index, an unmanaged index that represents the performance of certain securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (93.2%):
Advertising (1.2%):
    16,400   Monster Worldwide, Inc.*....  $    360,144
    44,000   Ventiv Health, Inc.*........       402,600
                                           ------------
                                                762,744
                                           ------------
Airlines (0.5%):
    22,300   Frontier Airlines, Inc.*....       317,998
                                           ------------
Banking/Financial Services (3.3%):
    12,100   CapitalSource, Inc.*........       262,328
    10,000   Investors Financial Services
               Corp. ....................       384,100
    11,300   National Financial Partners
               Corp. ....................       311,315
     2,600   Nelnet, Inc., Class A*......        58,240
     5,000   Raymond James Financial,
               Inc. .....................       188,500
     7,000   UCBH Holdings, Inc. ........       272,790
    17,800   Westcorp....................       650,590
                                           ------------
                                              2,127,863
                                           ------------
Computers (16.8%):
    18,600   Altiris, Inc.*..............       678,528
    20,000   At Road, Inc.*..............       266,000
    39,300   ATI Technologies, Inc.*.....       594,216
    30,000   Carreker Corp.*.............       420,300
    14,900   Cognizant Technology
               Solutions Corp.*..........       680,036
    33,300   Digital River, Inc.*........       735,930
    34,500   eResearch Technology,
               Inc.*.....................       876,990
    15,500   F5 Networks, Inc.*..........       389,050
    28,800   FileNET Corp.*..............       779,904
    52,100   Lexar Media, Inc.*..........       908,102
    35,300   Macromedia, Inc.*...........       629,752
    30,000   Maxtor Corp.*...............       333,000
    41,000   Micromuse, Inc.*............       282,900
     5,700   Netease.com, Inc., ADR*.....       210,330
    15,000   NetScreen Technologies,
               Inc.*.....................       371,250
    66,500   Network Engines, Inc.*......       289,940
    76,100   NIC, Inc.*..................       611,083
    26,500   Packeteer, Inc.*............       449,970
    43,400   SupportSoft, Inc.*..........       570,710
    14,150   United Online, Inc.*........       237,579
    36,500   VeriSign, Inc.*.............       594,950
                                           ------------
                                             10,910,520
                                           ------------
E-Commerce (1.7%):
    50,000   Modem Media, Inc.*..........       408,500
    26,666   Openwave Systems, Inc.*.....       293,326
    11,500   SINA Corp.*.................       388,125
                                           ------------
                                              1,089,951
                                           ------------
Educational Services (4.3%):
    21,700   Career Education Corp.*.....       869,519
    14,600   Corinthian Colleges,
               Inc.*.....................       811,176
    39,700   eCollege.com, Inc.*.........       732,862
    12,100   Universal Technical
               Institute, Inc.*..........       363,000
                                           ------------
                                              2,776,557
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Electronics (12.7%):
    23,200   02Micro International,
               Ltd.*.....................  $    519,680
    12,000   Advanced Energy Industries,
               Inc.*.....................       312,600
    10,400   AMIS Holdings, Inc.*........       190,112
    60,000   Caliper Technologies
               Corp.*....................       394,800
    58,000   ChipPAC, Inc., Class A*.....       440,220
    20,000   Emulex Corp.*...............       533,600
    10,000   FEI Co.*....................       225,000
    18,200   Intergrated Silicon
               Solution, Inc.*...........       285,194
    26,800   Kopin Corp.*................       179,828
    27,400   LTX Corp.*..................       411,822
    22,300   Magma Design Automation,
               Inc.*.....................       520,482
    18,000   Microsemi Corp.*............       442,440
    39,500   Mobility Electronics,
               Inc.*.....................       353,170
    12,000   OmniVision Technologies,
               Inc.*.....................       663,000
    33,100   PLX Technology, Inc.*.......       292,935
    18,400   Power Integrations, Inc.*...       615,664
    12,000   Standard Microsystems
               Corp.*....................       303,600
    30,000   Trident Microsystems*.......       522,600
    47,600   Tripath Technology, Inc.*...       328,440
    40,000   TTM Technologies, Inc.*.....       675,199
                                           ------------
                                              8,210,386
                                           ------------
Health Care (5.2%):
     8,900   Advanced Neuromodulation
               Systems, Inc.*............       409,222
    13,500   Digene Corp.*...............       541,350
    26,300   Gen-Probe, Inc.*............       959,161
     9,450   INAMED Corp.*...............       454,167
    21,400   Penwest Pharmaceuticals
               Co.*......................       369,792
    11,300   VistaCare, Inc., Class A*...       397,195
    10,000   Visx, Inc.*.................       231,500
                                           ------------
                                              3,362,387
                                           ------------
Manufacturing (2.7%):
    21,100   Century Aluminum Co.*.......       401,111
    12,900   Ceradyne, Inc.*.............       439,374
    36,200   GrafTech International,
               Ltd.*.....................       488,700
     6,150   Zebra Technologies Corp.,
               Class A*..................       408,176
                                           ------------
                                              1,737,361
                                           ------------
Media (1.5%):
    15,000   Cumulus Media, Inc., Class
               A*........................       330,000
    13,700   Radio One, Inc., Class A*...       267,835
    18,000   Radio One, Inc., Class D*...       347,400
                                           ------------
                                                945,235
                                           ------------
Oil/Gas (2.6%):
    53,500   Brigham Exploration Co.*....       429,552
    19,400   Patterson-UTI Energy,
               Inc.*.....................       638,648
    15,500   Rowan Companies, Inc.*......       359,135
     8,000   Spinnaker Exploration
               Co.*......................       258,160
                                           ------------
                                              1,685,495
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Pharmaceuticals (11.0%):
    16,600   Angiotech Pharmaceuticals,
               Inc.*.....................  $    763,600
    64,700   Bio-Imaging Technologies,
               Inc.* (b).................       403,081
    33,600   Connetics Corp.*............       610,176
    14,200   DOV Pharmaceutical, Inc.*
               (b).......................       191,274
    18,500   Eon Labs, Inc.*.............       942,575
    20,000   Inspire Pharmaceuticals,
               Inc.*.....................       283,200
    11,400   K-V Pharmaceutical Co.,
               Class A*..................       290,700
    19,200   Martek Biosciences Corp.*...     1,247,423
    23,700   MGI Pharma, Inc.*...........       975,255
     6,500   Pharmaceutical Resources,
               Inc.*.....................       423,475
    27,000   QLT, Inc.*..................       508,950
     7,200   Taro Pharmaceutical
               Industries, Ltd.*.........       464,400
                                           ------------
                                              7,104,109
                                           ------------
Retail/Wholesale (9.0%):
    35,350   Brightpoint, Inc.*..........       609,788
    16,000   Buffalo Wild Wings, Inc.*...       415,200
    27,700   CellStar Corp.*.............       349,851
     9,500   Central European
               Distribution Corp.*.......       300,200
    20,000   Foot Locker, Inc. ..........       469,000
    20,000   Fred's, Inc. ...............       619,600
    11,800   MSC Industrial Direct
               Company, Inc., Class A....       324,500
     6,000   P.F. Chang's China Bistro,
               Inc.*.....................       305,280
    12,800   Pacific Sunwear of
               California, Inc.*.........       270,336
    24,600   Ruby Tuesday, Inc. .........       700,854
    17,300   Select Comfort Corp.*.......       428,348
    26,800   Urban Outfitters, Inc.*.....       992,940
                                           ------------
                                              5,785,897
                                           ------------
Services (4.5%):
    20,000   Bennett Environmental,
               Inc.*.....................       413,200
    53,500   Exult, Inc.*................       380,920
    24,200   Metrologic Instruments,
               Inc.*.....................       653,400
    12,000   MicroStrategy, Inc., Class
               A*........................       629,760
    26,900   Sonic Solutions*............       411,570
    36,500   TeleTech Holdings, Inc.*....       412,450
                                           ------------
                                              2,901,300
                                           ------------

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Telecommunications (7.9%):
    22,000   ADTRAN, Inc. ...............  $    682,000
    34,100   Arris Group, Inc.*..........       246,884
    52,700   AudioCodes, Ltd.*...........       550,188
    20,400   Intrado, Inc.*..............       447,780
    40,900   Ixia*.......................       478,530
    57,600   Performance Technologies,
               Inc.*.....................       820,800
    36,200   PTEK Holdings, Inc.*........       318,922
    34,500   REMEC, Inc.*................       290,145
    20,000   RF Micro Devices, Inc.*.....       201,000
    20,200   Sierra Wireless, Inc.*......       310,676
    19,900   UTStarcom, Inc.*............       737,693
                                           ------------
                                              5,084,618
                                           ------------
Travel/Entertainment (8.4%):
    20,000   Activision, Inc.*...........       364,000
    26,700   AirTran Holdings, Inc.*.....       317,730
    28,000   Alliance Gaming Corp.*......       690,200
    24,500   Marvel Enterprises, Inc.*...       713,195
    24,000   Multimedia Games, Inc.*.....       986,400
    23,400   Pacer International,
               Inc.*.....................       473,148
    45,000   Scientific Games Corp.,
               Class A*..................       765,450
    22,100   Station Casinos, Inc. ......       676,923
    12,000   Yellow Roadway Corp.*.......       434,040
                                           ------------
                                              5,421,086
                                           ------------
  Total Common Stocks                        60,223,507
                                           ------------
INVESTMENT COMPANY (6.6%):
 4,291,379   NTRS London Deposit
               Account...................     4,291,379
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (18.3%):
11,807,875   Northern Trust Institutional
               Liquid Asset Portfolio....    11,807,875
                                           ------------
  Total Investments
    (Cost $66,975,052) (a)--118.1%           76,322,761
  Liabilities in excess of other
    assets--(18.1)%                         (11,734,243)
                                           ------------
  Net Assets--100.0%                       $ 64,588,518
                                           ============

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $32,792. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $11,325,763
      Unrealized depreciation...................   (2,010,846)
                                                  -----------
      Net unrealized appreciation...............  $ 9,314,917
                                                  ===========

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. Represents 0.92% of net assets.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                     USAZ
                                                                  OPPENHEIMER
                                                                EMERGING GROWTH
                                                                     FUND
                                                                ---------------
ASSETS
Investments, at cost........................................      $66,975,052
                                                                  ===========
Investments, at value*......................................      $76,322,761
Dividends receivable........................................            2,346
Receivable for investments sold.............................          894,348
Prepaid expenses............................................            3,393
                                                                  -----------
  Total Assets..............................................       77,222,848
                                                                  -----------
LIABILITIES
Dividends payable...........................................          488,350
Payable for investments purchased...........................          268,534
Payable for collateral received on loaned securities........       11,807,875
Adviser fees payable........................................           44,606
Distribution fees payable...................................           13,043
Other accrued liabilities...................................           11,922
                                                                  -----------
  Total Liabilities.........................................       12,634,330
                                                                  -----------
NET ASSETS..................................................      $64,588,518
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $54,999,919
  Net realized gains on investments.........................          240,890
  Net unrealized appreciation of investments................        9,347,709
                                                                  -----------
NET ASSETS..................................................      $64,588,518
                                                                  ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................        4,965,482
Net Asset Value (offering and redemption price per share)...      $     13.01
                                                                  ===========

------------
* Includes securities on loan of $11,689,675.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                     USAZ
                                                                  OPPENHEIMER
                                                                EMERGING GROWTH
                                                                     FUND
                                                                ---------------
INVESTMENT INCOME:
Dividends...................................................      $    42,460
Foreign withholding tax.....................................              (80)
                                                                  -----------
     Total Investment Income................................           42,380
                                                                  -----------
EXPENSES:
Adviser fees................................................          266,704
Administration fees.........................................           48,395
Distribution fees...........................................           78,442
Fund accounting fees........................................            4,599
Custodian fees..............................................            9,226
Legal fees..................................................            6,966
Other expenses..............................................           22,499
                                                                  -----------
     Total expenses before waivers..........................          436,831
     Less expenses waived by the Adviser....................          (44,619)
                                                                  -----------
     Net Expenses...........................................          392,212
                                                                  -----------
NET INVESTMENT LOSS.........................................         (349,832)
                                                                  -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................        2,855,021
Change in unrealized appreciation/depreciation on
  investments...............................................        9,411,960
                                                                  -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       12,266,981
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $11,917,149
                                                                  ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     USAZ OPPENHEIMER
                                                                   EMERGING GROWTH FUND
                                                              -------------------------------
                                                               YEAR ENDED       MAY 1, 2002
                                                              DECEMBER 31,    TO DECEMBER 31,
                                                                  2003           2002 (A)
                                                              ------------    ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $  (349,832)      $   (41,476)
  Net realized gain/(loss) on investments...................    2,855,021        (1,775,949)
  Change in unrealized appreciation/depreciation on
     investments............................................    9,411,960           (64,251)
                                                              -----------       -----------
  Net increase/(decrease) in net assets from operations.....   11,917,149        (1,881,676)
                                                              -----------       -----------
DIVIDENDS TO SHAREHOLDERS:
  From net realized gains on investments....................     (488,350)               --
                                                              -----------       -----------
  Change in net assets resulting from dividends to
     shareholders...........................................     (488,350)               --
                                                              -----------       -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   47,107,410        16,027,574
  Cost of shares redeemed...................................   (7,860,448)         (233,141)
                                                              -----------       -----------
  Change in net assets from capital transactions............   39,246,962        15,794,433
                                                              -----------       -----------
  Net increase in net assets................................   50,675,761        13,912,757
NET ASSETS:
  Beginning of period.......................................   13,912,757                --
                                                              -----------       -----------
  End of period.............................................  $64,588,518       $13,912,757
                                                              ===========       ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    3,947,707         1,747,370
  Shares redeemed...........................................     (702,279)          (27,316)
                                                              -----------       -----------
  Net increase in shares....................................    3,245,428         1,720,054
                                                              ===========       ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Oppenheimer Emerging Growth Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Oppenheimer Emerging Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 25% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                      AVERAGE VALUE ON LOAN
                                                                                         FOR THE PERIOD
                                                     VALUE OF         VALUE OF          NOVEMBER THROUGH
                                                    COLLATERAL    LOANED SECURITIES     DECEMBER 31, 2003
                                                    -----------   -----------------   ---------------------
   USAZ Oppenheimer Emerging Growth Fund..........  $12,016,949      $11,689,675           $5,844,838

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, OppenheimerFunds, Inc., ("Oppenheimer") and the Trust, Oppenheimer provides investment advisory services as the Subadviser for the USAZ Oppenheimer Emerging Growth Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Oppenheimer Emerging Growth Fund.......................     0.85%          1.25%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2005   12/31/2006
                                                                 ----------   ----------
   USAZ Oppenheimer Emerging Growth Fund.......................   $81,737      $44,619

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,151 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Oppenheimer Emerging Growth Fund.......................  $89,541,465   $53,177,860

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                UNDISTRIBUTED
                                  ORDINARY      UNDISTRIBUTED                                               TOTAL
                                 INCOME/TAX       LONG TERM     ACCUMULATED   DIVIDENDS    UNREALIZED    ACCUMULATED
                                EXEMPT INCOME   CAPITAL GAINS    EARNINGS      PAYABLE    APPRECIATION    EARNINGS
                                -------------   -------------   -----------   ---------   ------------   -----------
USAZ Oppenheimer Emerging
  Growth Fund.................    $580,059        $181,973       $762,032     $(488,350)   $9,314,917    $9,588,599

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 6.65% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ OPPENHEIMER EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                     YEAR ENDED     MAY 1, 2002 TO
                                                    DECEMBER 31,     DECEMBER 31,
                                                        2003            2002(A)
                                                    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  8.09           $ 10.00
                                                      -------           -------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................      (0.07)            (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................       5.09             (1.89)
                                                      -------           -------
  Total from Investment Activities................       5.02             (1.91)
                                                      -------           -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Realized Gains..............................      (0.10)               --
                                                      -------           -------
  Total Dividends.................................      (0.10)               --
                                                      -------           -------
NET ASSET VALUE, END OF PERIOD....................    $ 13.01           $  8.09
                                                      -------           -------
TOTAL RETURN*(b)..................................      62.03%           (19.10)%
                                                      =======           =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $64,589           $13,913
Net Investment Loss Net of Waivers (c)............      (1.11)%           (0.57)%
Expenses Before Waivers**(c)......................       1.39%             2.38%
Expenses Net of Waivers (c).......................       1.25%             1.25%
Portfolio Turnover Rate...........................     174.59%           144.70%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Oppenheimer Emerging Growth Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                                  USAZ(R) PIMCO
                            NFJ SMALL CAP VALUE FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statement of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 11

                          Independent Auditors' Report
                                     Page 12

                     Information about Trustees and Officers
                                     Page 13

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) PIMCO NFJ SMALL CAP VALUE FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ PIMCO NFJ Small Cap Value Fund and PIMCO Advisors Retail Holdings, LLC and NFJ Investment Group, L.P. serves as Specialist Manager to the Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD FROM ITS INCEPTION ON MAY 1, 2003 THROUGH DECEMBER 31,2003?

The Fund returned 28.38% during the period, versus a total return of 40.50% for the Fund's benchmark, the Russell 2000(R) Value Index(1), for the same period.

The Fund's absolute returns benefited from big gains among small cap value stocks. The Fund's overweight positions in the utilities and consumer staples sectors hurt its relative performance, as such shares lagged other sectors during the period. The Fund also held an underweight position in technology stocks, which hurt performance as such stocks were among the period's top performers. The Fund's relative returns also were hurt by investors' appetite for high-valuation, low-dividend, and high-beta(1) stocks. The Fund invests primarily in shares of attractively-valued dividend-paying companies with strong balance sheets.*

The Fund's relative performance benefited from its overweight position in the energy and basic materials sectors. These sectors benefited from increased economic activity, improving economic sentiment and rising energy prices during the period. The Fund also benefited in relative terms from its investments in the automobile and transportation sectors, and from consumer discretionary stocks due to an improved economic environment.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003. 1Beta is a measure of volatility, or systematic risk, of a security of portfolio in comparison to the market as a whole.

(1)The Russell 2000(R) Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with low price-to-book and earnings ratios. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R)PIMCO NFJ SMALL CAP VALUE FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund seeks to achieve its objective by normally investing at least 80% of its assets in companies with market capitalization between $100 million and 3.5 billion at the time of investment. The Fund invests a significant portion of its assets in common stocks of companies with below average Price-to-Earnings Ratios(1) and invests a portion of its assets in income producing securities.

INVESTMENT RISKS

Smaller companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

GROWTH OF A $10,000 INVESTMENT

                 USAZ(R) PIMCO NFJ      Russell 2000(R)
               Small Cap Value Fund       Value Index
 5/1/2003             10000                10000
     5/03             10740                11021
     6/03             10841                11208
                      11192                11767
                      11523                12214
                      11292                12074
                      11954                13058
                      12285                13559
    12/03             12838                14050

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AGGREGATE TOTAL RETURN AS OF DECEMBER 31,2003

                                                   SINCE
                                                 INCEPTION
                                                  (5/1/03)
USAZ(R)PIMCO NFJ Small Cap Value Fund              28.38%
Russell 2000(R)Value Index                         40.50%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 2000(R) Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

(1)The Price-to-Earnings Ratio is a valuation ratio of a company's current share price compared to its per-share earnings.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (91.1%):
Aerospace/Defense (1.7%):
    5,300   Curtiss-Wright Corp. .........  $   238,553
   15,300   Kaman Corp., Class A..........      194,769
                                            -----------
                                                433,322
                                            -----------
Banking/Financial Services (7.6%):
    8,900   AMCORE Financial, Inc. .......      240,478
   10,100   BancorpSouth, Inc. ...........      239,572
      700   Chittenden Corp. .............       23,548
    8,900   Commercial Federal Corp. .....      237,719
   10,600   Old National Bancorp..........      242,210
    7,500   Provident Financial Group,
              Inc. .......................      239,625
    8,600   Seacoast Financial Services
              Corp. ......................      235,726
    9,600   Susquehanna Bancshares,
              Inc. .......................      240,096
    8,700   Washington Federal, Inc. .....      247,080
                                            -----------
                                              1,946,054
                                            -----------
Chemicals (2.0%):
    7,900   Lubrizol Corp. ...............      256,908
   22,000   Methanex Corp. ...............      247,060
                                            -----------
                                                503,968
                                            -----------
Food (2.0%):
    6,800   Corn Products International,
              Inc. .......................      234,260
   13,900   Sensient Technologies
              Corp. ......................      274,803
                                            -----------
                                                509,063
                                            -----------
Health Care (4.7%):
    9,300   Arrow International, Inc. ....      232,314
    5,100   Cooper Companies, Inc. .......      240,363
    6,000   Invacare Corp. ...............      242,220
    6,100   Landauer, Inc. ...............      248,758
   11,200   Owens & Minor, Inc. ..........      245,392
                                            -----------
                                              1,209,047
                                            -----------
Insurance (2.8%):
    6,900   AmerUs Group Co. .............      241,293
    6,750   Delphi Financial Group, Inc.,
              Class A.....................      243,000
    4,600   LandAmerica Financial Group,
              Inc. .......................      240,396
                                            -----------
                                                724,689
                                            -----------
Manufacturing (18.2%):
   10,300   Acuity Brands, Inc. ..........      265,740
    6,000   Analogic Corp. ...............      246,000
   10,700   ArvinMeritor, Inc. ...........      258,084
    7,300   Barnes Group, Inc. ...........      235,863
   14,700   Callaway Golf Co. ............      247,695
    7,900   Crane Co. ....................      242,846
    5,500   Harsco Corp. .................      241,010
    6,000   Kellwood Co. .................      246,000
    5,600   Lancaster Colony Corp. .......      252,896
    8,500   Libbey, Inc. .................      242,080
    9,600   Lincoln Electric Holdings,
              Inc. .......................      237,504
   21,200   Methode Electronics, Inc.,
              Class A.....................      259,276
    5,100   Precision Castparts Corp. ....      231,591

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Manufacturing, continued
   11,400   Regal-Beloit Corp. ...........  $   250,800
   13,400   Russell Corp. ................      235,304
   16,900   Sturm, Ruger & Company,
              Inc. .......................      192,153
    5,100   Teleflex, Inc. ...............      246,483
   10,800   Valmont Industries, Inc. .....      250,020
    7,000   York International Corp. .....      257,600
                                            -----------
                                              4,638,945
                                            -----------
Metals/Mining (3.1%):
    7,800   Arch Coal, Inc. ..............      243,126
    8,100   Commercial Metals Co. ........      246,240
   14,300   Massey Energy Co. ............      297,440
                                            -----------
                                                786,806
                                            -----------
Oil/Gas (12.7%):
    9,800   Atmos Energy Corp. ...........      238,140
   11,700   Berry Petroleum Co., Class
              A...........................      236,925
    8,000   Cabot Oil & Gas Corp. ........      234,800
    6,000   Energen Corp. ................      246,180
    8,800   Helmerich & Payne, Inc. ......      245,784
   10,000   National Fuel Gas Co. ........      244,400
    8,900   Nicor, Inc. ..................      302,956
    4,500   Penn Virginia Corp. ..........      250,425
    8,700   St. Mary Land & Exploration
              Co. ........................      247,950
    8,100   Tidewater, Inc. ..............      242,028
    7,200   UGI Corp. ....................      244,080
   19,800   Vintage Petroleum, Inc. ......      238,194
    7,500   World Fuel Services Corp. ....      254,625
                                            -----------
                                              3,226,487
                                            -----------
Paper/Forest Products (2.0%):
   14,100   Rock-Tenn Co., Class A........      243,366
    8,100   Universal Forest Products,
              Inc. .......................      260,658
                                            -----------
                                                504,024
                                            -----------
Real Estate Investment Trusts (4.8%):
    1,500   CBL & Associates Properties,
              Inc. .......................       84,750
    7,000   First Industrial Realty Trust,
              Inc. .......................      236,250
    1,700   Health Care Property
              Investors, Inc. ............       86,360
    6,700   Healthcare Realty Trust,
              Inc. .......................      239,525
   23,700   HRPT Properties Trust.........      239,133
    1,600   Nationwide Health Properties,
              Inc. .......................       31,280
    3,100   New Plan Excel Realty Trust...       76,477
    6,400   Shurgard Storage Centers,
              Inc., Class A...............      240,960
                                            -----------
                                              1,234,735
                                            -----------
Retail/Wholesale (15.6%):
   10,500   Arctic Cat, Inc. .............      259,350
    7,800   Bob Evans Farms, Inc. ........      253,188
    6,900   Brown Shoe Company, Inc. .....      261,717
   11,700   Burlington Coat Factory
              Warehouse Corp. ............      247,572
   14,100   Casey's General Stores,
              Inc. .......................      249,006

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Retail/Wholesale, continued
   12,200   Cato Corp., Class A...........  $   250,100
   10,300   Fresh Del Monte Produce,
              Inc. .......................      245,449
    4,900   Hughes Supply, Inc. ..........      243,138
    6,600   IHOP Corp. ...................      253,968
    9,900   Landry's Restaurants, Inc. ...      254,628
   10,900   Lone Star Steakhouse & Saloon,
              Inc. .......................      252,662
    8,700   McGrath Rentcorp..............      237,075
   13,800   Ruddick Corp. ................      247,020
    7,200   Russ Berrie & Company,
              Inc. .......................      244,080
   14,300   Tupperware Corp. .............      247,962
    6,600   Weis Markets, Inc. ...........      239,580
                                            -----------
                                              3,986,495
                                            -----------
Services (2.1%):
    7,400   Banta Corp. ..................      299,700
   15,100   Ennis Business Forms, Inc. ...      231,030
                                            -----------
                                                530,730
                                            -----------
Tobacco (1.0%):
    5,600   Universal Corp. ..............      247,352
                                            -----------
Transportation (3.9%):
    7,200   Alexander & Baldwin, Inc. ....      242,568
   10,100   Frontline, Ltd. ..............      257,247
    4,100   Teekay Shipping Corp. ........      233,823
    7,400   USF Corp. ....................      253,006
                                            -----------
                                                986,644
                                            -----------

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Utilities (6.9%):
   13,600   Cleco Corp. ..................  $   244,528
    7,900   Northwest Natural Gas Co. ....      242,925
   10,200   OGE Energy Corp. .............      246,738
    7,100   Peoples Energy Corp. .........      298,484
    8,700   PNM Resources, Inc. ..........      244,470
   10,000   Vectren Corp. ................      246,500
    8,700   WGL Holdings, Inc. ...........      241,773
                                            -----------
                                              1,765,418
                                            -----------
  Total Common Stocks                        23,233,779
                                            -----------
INVESTMENT COMPANY (10.7%):
2,727,348   TNT Offshore Deposit
              Account.....................    2,727,348
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (6.6%):
1,690,344   Northern Trust Institutional
              Liquid Asset Portfolio......    1,690,344
                                            -----------
  Total Investments
    (Cost $25,286,741)(a)--108.4%            27,651,471
  Liabilities in excess of other
    assets--(8.4)%                           (2,157,528)
                                            -----------
  Net Assets--100.0%                        $25,493,943
                                            ===========

------------

(a) Represents cost for financial reporting purposes, is substantially the same as federal income tax purposes, and differs from fair value by net unrealized appreciation of securities as follows:

   Unrealized appreciation...................  $2,501,579
   Unrealized depreciation...................    (136,849)
                                               ----------
   Net unrealized appreciation...............  $2,364,730
                                               ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                     USAZ
                                                                   PIMCO NFJ
                                                                SMALL CAP VALUE
                                                                     FUND
                                                                ---------------
ASSETS
Investments, at cost........................................      $25,286,741
                                                                  ===========
Investments, at value*......................................      $27,651,471
Dividends receivable........................................           37,285
Receivable for investments sold.............................           11,207
Prepaid expenses............................................            1,325
                                                                  -----------
  Total Assets..............................................       27,701,288
                                                                  -----------
LIABILITIES
Dividends payable...........................................          183,254
Payable for investments purchased...........................          309,136
Payable for collateral received on loaned securities........        1,690,344
Adviser fees payable........................................            6,454
Distribution fees payable...................................            4,826
Other accrued liabilities...................................           13,331
                                                                  -----------
  Total Liabilities.........................................        2,207,345
                                                                  -----------
NET ASSETS..................................................      $25,493,943
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $23,050,606
  Net realized gains on investments.........................           78,607
  Net unrealized appreciation of investments................        2,364,730
                                                                  -----------
NET ASSETS..................................................      $25,493,943
                                                                  ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................        2,006,014
Net Asset Value (offering and redemption price per share)...      $     12.71
                                                                  ===========

------------
*  Includes securities on loan of $1,673,423.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2003 TO DECEMBER 31, 2003 (A)

                                                                     USAZ
                                                                   PIMCO NFJ
                                                                SMALL CAP VALUE
                                                                     FUND
                                                                ---------------
INVESTMENT INCOME:
Dividends...................................................      $  199,537
                                                                  ----------
     Total Investment Income................................         199,537
                                                                  ----------
EXPENSES:
Adviser fees................................................          53,595
Administration fees.........................................           9,172
Distribution fees...........................................          17,865
Fund accounting fees........................................           3,082
Custodian fees..............................................          22,418
Legal fees..................................................           1,701
Other expenses..............................................           6,856
                                                                  ----------
     Total expenses before waivers..........................         114,689
     Less expenses waived by the Adviser....................         (25,363)
                                                                  ----------
     Net Expenses...........................................          89,326
                                                                  ----------
NET INVESTMENT INCOME.......................................         110,211
                                                                  ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................         165,019
Change in unrealized appreciation/depreciation on
  investments...............................................       2,364,730
                                                                  ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       2,529,749
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $2,639,960
                                                                  ==========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                USAZ PIMCO NFJ
                                                                   SMALL CAP
                                                                  VALUE FUND
                                                                ---------------
                                                                  MAY 1, 2003
                                                                TO DECEMBER 31,
                                                                   2003 (A)
                                                                ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................      $   110,211
  Net realized gain on investments..........................          165,019
  Change in unrealized appreciation/depreciation on
     investments............................................        2,364,730
                                                                  -----------
  Net increase in net assets from operations................        2,639,960
                                                                  -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................         (113,335)
  From net realized gains on investments....................          (86,412)
                                                                  -----------
  Change in net assets resulting from dividends to
     shareholders...........................................         (199,747)
                                                                  -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       23,126,631
  Proceeds from dividends reinvested........................           16,493
  Cost of shares redeemed...................................          (89,394)
                                                                  -----------
  Change in net assets from capital transactions............       23,053,730
                                                                  -----------
  Net increase in net assets................................       25,493,943
NET ASSETS:
  Beginning of period.......................................               --
                                                                  -----------
  End of period.............................................      $25,493,943
                                                                  ===========
SHARE TRANSACTIONS:
  Shares issued.............................................        2,012,586
  Dividends reinvested......................................            1,526
  Shares redeemed...........................................           (8,098)
                                                                  -----------
  Net increase in shares....................................        2,006,014
                                                                  ===========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). The USAZ PIMCO NFJ Small Cap Value Fund commenced operations on May 1, 2003. These Notes to the Financial Statements are for the USAZ PIMCO NFJ Small Cap Value Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO NFJ Small Cap Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                    AVERAGE VALUE ON LOAN
                                                                                       FOR THE PERIOD
                                                    VALUE OF        VALUE OF          NOVEMBER THROUGH
                                                   COLLATERAL   LOANED SECURITIES     DECEMBER 31, 2003
                                                   ----------   -----------------   ---------------------
   USAZ PIMCO NFJ Small Cap Value Fund...........  $1,720,274      $1,673,423             $836,712

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PIMCO Advisors Retail Holdings, LLC and NFJ Investment Group L.P. ("NFJ") and the Trust, NFJ provides investment advisory services as the Subadviser for the USAZ PIMCO NFJ Small Cap Value Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the period ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO NFJ Small Cap Value Fund.........................     0.75%          1.25%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursement that may potentially be made in subsequent years is as follows:

                                                                  EXPIRES
                                                                 12/31/2006
                                                                 ----------
   USAZ PIMCO NFJ Small Cap Value Fund.........................   $25,363

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the period ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $513 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ PIMCO NFJ Small Cap Value Fund.........................  $22,097,131   $1,393,101

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  The tax characteristics of dividends paid to shareholders during the period ended December 31, 2003 was $16,493 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                    UNDISTRIBUTED
                                      ORDINARY                                                  TOTAL
                                     INCOME/TAX     ACCUMULATED   DIVIDENDS    UNREALIZED    ACCUMULATED
                                    EXEMPT INCOME    EARNINGS      PAYABLE    APPRECIATION    EARNINGS
                                    -------------   -----------   ---------   ------------   -----------
   USAZ PIMCO NFJ Small Cap Value
     Fund.........................    $261,861       $261,861     $(183,254)   $2,364,730    $2,443,337

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 56.49% of the total ordinary income distributions paid during the period ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO NFJ SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                    MAY 1, 2003 TO
                                                     DECEMBER 31,
                                                        2003(A)
                                                    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............      $ 10.00
                                                        -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................         0.08
  Net Realized and Unrealized Gains on
     Investments..................................         2.75
                                                        -------
  Total from Investment Activities................         2.83
                                                        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................        (0.08)
  Net Realized Gains..............................        (0.04)
                                                        -------
  Total Dividends.................................        (0.12)
                                                        -------
NET ASSET VALUE, END OF PERIOD....................      $ 12.71
                                                        =======
TOTAL RETURN*(b)..................................        28.38%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................      $25,494
Net Investment Income Net of Waivers (c)..........         1.54%
Expenses Before Waivers**(c)......................         1.60%
Expenses Net of Waivers (c).......................         1.25%
Portfolio Turnover Rate...........................        13.67%

------------

* The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ PIMCO NFJ Small Cap Value Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                                USAZ(R) PIMCO PEA
                             GROWTH AND INCOME FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 11

                          Independent Auditors' Report
                                     Page 12

                     Information about Trustees and Officers
                                     Page 13

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) PIMCO PEA GROWTH AND INCOME FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ PIMCO PEA Growth and Income Fund and PIMCO Equity Advisors, LLC serves as Specialist Manager to the Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1,2003 THROUGH DECEMBER 31,2003?

The Fund returned 25.89% during the 12-month period ended December 31, 2003, that compared to a 29.89% and 28.67% return for the Fund's benchmarks, the Russell 1000(R) Index(1) and the S&P 500 Stock Index(1), respectively.

In absolute terms, the Fund benefited from strong stock market performance after three years of sub-par market returns. Tax cuts, historically low interest rates and improving economic fundamentals were the primary drivers of that strong equity performance. Improved corporate profitability also helped boost equity performance. Speculative small-cap stocks posted the strongest gains during the period. The Fund's bias towards shares of established large-cap companies caused the Fund to miss out on those strong gains among small-cap stocks.

The Fund's underweight positions among technology and consumer discretionary shares hurt relative performance, as such stocks performed very well during the period. We did not expect technology stocks to perform as well as they did during the period, as we believed such stocks were overvalued and that technology spending would remain muted. Our belief that consumer spending was poised to slow led us to under-weight consumer discretionary stocks. However, consumer spending remained strong and consumer discretionary stocks performed well during the period.*

Relative to the benchmark, the Fund held overweight positions in the basic materials, financial services and utilities sectors. Stocks in these sectors performed well during the period in response to a strengthening economy, improving investor sentiment and rising energy prices. As a result, those overweight positions strengthened the Fund's relative performance during the period.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 1000(R) Index measures the performance of 1000 largest companies within the Russell 3000 Index. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) PIMCO PEA GROWTH AND INCOME FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations of at least $1 billion at the time of investment.

GROWTH OF A $10,000 INVESTMENT

                USAZ(R) PIMCO PEA     Russell 1000(R)     S&P 500
             Growth and Income Fund       Index          Stock Index
 11/5/2001           10000                10000            10000
                      9990                10770            10345
     12/01           10163                10885            10436
                      9993                10747            10283
                      9963                10533            10085
                     10353                10965            10464
                     10101                10337             9830
                     10091                10246             9758
      6/02            9446                 9490             9062
                      8710                 8787             8356
                      8821                 8833             8411
                      8085                 7885             7497
                      8287                 8540             8157
                      8488                 9040             8637
     12/02            8244                 8528             8129
                      8031                 8321             7916
                      7879                 8193             7797
                      7886                 8277             7873
                      8364                 8946             8522
                      8720                 9456             8971
      6/03            8928                 9580             9085
                      9152                 9771             9245
                      9254                 9969             9426
                      9188                 9867             9326
                      9741                10446             9854
                      9874                10571             9940
     12/03           10378                11077            10462

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                             SINCE
                                                   1       INCEPTION
                                                  YEAR     (11/5/01)
USAZ(R)PIMCO PEA Growth and Income Fund          25.89%      1.74%
Russell 1000(R)Index                             29.89%      3.79%
S&P 500 Stock Index                              28.67%      2.12%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

THE total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Index and the S&P 500 Stock Index. The Russell 1000(R) Index measures the performance of 1000 largest companies within the Russell 3000 Index. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities. The Fund has changed its standardized benchmark from the S&P 500 Stock Index to the Russell 1000(R) Index to provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS (89.7%):
Banking/Financial Services (14.1%):
   10,000   American Express Co. .........  $   482,300
   10,000   Bank of America Corp. ........      804,300
   15,000   Citigroup, Inc. ..............      728,100
   13,333   Countrywide Financial
              Corp. ......................    1,011,332
   25,000   J.P. Morgan Chase & Co. ......      918,250
   10,000   Morgan Stanley................      578,700
                                            -----------
                                              4,522,982
                                            -----------
Chemicals (1.9%):
   15,000   Dow Chemical Co. .............      623,550
                                            -----------
Computers (8.9%):
   25,000   Cisco Systems, Inc.*..........      607,250
   25,000   Hewlett-Packard Co. ..........      574,250
   25,000   Intel Corp. ..................      805,000
   10,000   Mercury Interactive Corp.*....      486,400
   15,000   Microsoft Corp. ..............      413,100
                                            -----------
                                              2,886,000
                                            -----------
Diversified (2.0%):
    7,500   3M Co. .......................      637,725
                                            -----------
Health Care (3.8%):
   15,000   Boston Scientific Corp.*......      551,400
   10,000   Varian Medical Systems,
              Inc.*.......................      691,000
                                            -----------
                                              1,242,400
                                            -----------
Household (3.1%):
   10,000   Procter & Gamble Co. .........      998,800
                                            -----------
Insurance (3.8%):
   10,000   American International Group,
              Inc. .......................      662,800
   10,000   CIGNA Corp. ..................      575,000
                                            -----------
                                              1,237,800
                                            -----------
Manufacturing (8.0%):
   10,000   Caterpillar, Inc. ............      830,200
   25,000   Honeywell International,
              Inc. .......................      835,750
   35,000   Tyco International, Ltd. .....      927,500
                                            -----------
                                              2,593,450
                                            -----------
Media (2.8%):
   10,000   Clear Channel Communications,
              Inc. .......................      468,300
   10,000   Viacom, Inc., Class B.........      443,800
                                            -----------
                                                912,100
                                            -----------
Metals/Mining (6.2%):
   25,000   Alcoa, Inc. ..................      950,000
   25,000   Freeport-McMoRan Copper &
              Gold, Inc., Class B.........    1,053,250
                                            -----------
                                              2,003,250
                                            -----------
Oil/Gas (9.1%):
   12,500   BP plc, ADR...................      616,875
    5,000   ChevronTexaco Corp. ..........      431,950
   14,992   Kinder Morgan Management,
              LLC*........................      644,056

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COMMON STOCKS, CONTINUED
Oil/Gas, continued
    7,500   Royal Dutch Petroleum Co., NY
              Shares......................  $   392,925
   15,000   Schlumberger, Ltd. ...........      820,800
                                            -----------
                                              2,906,606
                                            -----------
Paper/Forest Products (1.3%):
   10,000   International Paper Co. ......      431,100
                                            -----------
Pharmaceuticals (4.1%):
    5,000   Allergan, Inc. ...............      384,050
   15,000   Pfizer, Inc. .................      529,950
   10,000   Wyeth.........................      424,500
                                            -----------
                                              1,338,500
                                            -----------
Publishing (2.4%):
   10,000   Knight-Ridder, Inc. ..........      773,700
                                            -----------
Real Estate Investment Trusts (7.3%):
   10,000   Boston Properties, Inc. ......      481,900
   15,000   iStar Financial, Inc. ........      583,500
   10,000   Simon Property Group, Inc. ...      463,400
   15,000   Vornado Realty Trust..........      821,250
                                            -----------
                                              2,350,050
                                            -----------
Retail/Wholesale (1.6%):
   10,000   Wal-Mart Stores, Inc. ........      530,500
                                            -----------
Telecommunications (1.3%):
   25,000   Nokia Corp., ADR..............      425,000
                                            -----------
Tobacco (2.5%):
   15,000   Altria Group, Inc. ...........      816,300
                                            -----------
Utilities (5.5%):
   10,000   Dominion Resources, Inc. .....      638,300
   10,000   Exelon Corp. .................      663,600
   15,000   General Electric Co. .........      464,700
                                            -----------
                                              1,766,600
                                            -----------
  Total Common Stocks                        28,996,413
                                            -----------
INVESTMENT COMPANY (5.6%):
1,810,693   TNT Offshore Deposit
              Account.....................    1,810,693
                                            -----------
PREFERRED STOCKS (5.0%):
Banking/Financial Services (2.5%):
   20,250   Goldman Sachs Group, Inc.
              (affiliated with Cendant
              Corp.) .....................      447,869
   17,200   Goldman Sachs Group, Inc.
              (affiliated with Royal
              Caribbean Cruises, Ltd.) ...      326,387
                                            -----------
                                                774,256
                                            -----------
Insurance (1.3%):
   15,000   Chubb Corp. ..................      432,300
                                            -----------
Oil/Gas (1.2%):
   15,000   Southern Union Co. ...........      400,950
                                            -----------
  Total Preferred Stocks                      1,607,506
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

                                               FAIR
 SHARES                                        VALUE
---------                                   -----------
COLLATERAL FOR SECURITIES ON LOAN (3.1%):
  996,677   Northern Trust Institutional
              Liquid Asset Portfolio......  $   996,677
                                            -----------
  Total Investments
    (Cost $28,832,279) (a)--103.4%           33,411,289
  Liabilities in excess of other
    assets--(3.4)%                           (1,088,790)
                                            -----------
  Net Assets--100.0%                        $32,322,499
                                            ===========

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes, is the same as federal income tax purposes, and differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $4,728,235
      Unrealized depreciation...................    (149,225)
                                                  ----------
      Net unrealized appreciation...............  $4,579,010
                                                  ==========

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                      USAZ
                                                                    PIMCO PEA
                                                                GROWTH AND INCOME
                                                                      FUND
                                                                -----------------
ASSETS
Investments, at cost........................................       $28,832,279
                                                                   ===========
Investments, at value*......................................       $33,411,289
Dividends receivable........................................            42,068
Prepaid expenses............................................             1,721
                                                                   -----------
  Total Assets..............................................        33,455,078
                                                                   -----------
LIABILITIES
Dividends payable...........................................           105,353
Payable for collateral received on loaned securities........           996,677
Adviser fees payable........................................            17,556
Distribution fees payable...................................             6,417
Other accrued liabilities...................................             6,576
                                                                   -----------
  Total Liabilities.........................................         1,132,579
                                                                   -----------
NET ASSETS..................................................       $32,322,499
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital...................................................       $29,134,799
  Net realized losses on investments........................        (1,391,310)
  Net unrealized appreciation of investments................         4,579,010
                                                                   -----------
NET ASSETS..................................................       $32,322,499
                                                                   ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................         3,196,127
Net Asset Value (offering and redemption price per share)...       $     10.11
                                                                   ===========

------------
*  Includes securities on loan of $986,700.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                      USAZ
                                                                    PIMCO PEA
                                                                GROWTH AND INCOME
                                                                      FUND
                                                                -----------------
INVESTMENT INCOME:
Interest....................................................       $    5,179
Dividends...................................................          432,794
Income from securities lending..............................              194
                                                                   ----------
     Total Investment Income................................          438,167
                                                                   ----------
EXPENSES:
Adviser fees................................................          130,383
Administration fees.........................................           29,916
Distribution fees...........................................           43,461
Fund accounting fees........................................            1,861
Custodian fees..............................................            6,468
Legal fees                                                              4,249
Other expenses..............................................           13,095
                                                                   ----------
     Total expenses before waivers..........................          229,433
     Less expenses waived by the Adviser....................          (38,204)
                                                                   ----------
     Net Expenses...........................................          191,229
                                                                   ----------
NET INVESTMENT INCOME.......................................          246,938
                                                                   ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments..........................         (293,500)
Change in unrealized appreciation/depreciation on
  investments...............................................        4,950,676
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        4,657,176
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $4,904,114
                                                                   ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     USAZ PIMCO PEA
                                                                 GROWTH AND INCOME FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $   246,938     $    89,859
  Net realized loss on investments..........................     (293,500)     (1,053,417)
  Change in unrealized appreciation/depreciation on
     investments............................................    4,950,676        (481,050)
                                                              -----------     -----------
  Net increase/(decrease) in net assets from operations.....    4,904,114      (1,444,608)
                                                              -----------     -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................     (246,937)        (89,877)
                                                              -----------     -----------
  Change in net assets resulting from dividends to
     shareholders...........................................     (246,937)        (89,877)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   19,241,423       6,348,598
  Proceeds from dividends reinvested........................      192,285          39,176
  Cost of shares redeemed...................................     (354,046)     (1,433,030)
                                                              -----------     -----------
  Change in net assets from capital transactions............   19,079,662       4,954,744
                                                              -----------     -----------
  Net increase in net assets................................   23,736,839       3,420,259
NET ASSETS:
  Beginning of year.........................................    8,585,660       5,165,401
                                                              -----------     -----------
  End of year...............................................  $32,322,499     $ 8,585,660
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    2,159,223         696,312
  Dividends reinvested......................................       22,784           4,000
  Shares redeemed...........................................      (42,461)       (152,946)
                                                              -----------     -----------
  Net increase in shares....................................    2,139,546         547,366
                                                              ===========     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ PIMCO PEA Growth and Income Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO PEA Growth and Income Fund ("the Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid quarterly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal at all times to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                       AVERAGE VALUE ON LOAN
                                                                                          FOR THE PERIOD
                                                         VALUE OF    VALUE OF LOANED     SEPTEMBER THROUGH
                                                        COLLATERAL     SECURITIES        DECEMBER 31, 2003
                                                        ----------   ---------------   ---------------------
   USAZ PIMCO PEA Growth and Income Fund..............  $1,014,324      $986,700             $879,452

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PIMCO Equity Advisors, LLC ("PEA") and the Trust, PEA provides investment advisory services as the Subadviser for the USAZ PIMCO PEA Growth and Income Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO PEA Growth and Income Fund.......................     0.75%          1.10%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ PIMCO PEA Growth and Income Fund.......................   $19,132      $82,867      $38,204

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $1,766 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 -----------   ----------
   USAZ PIMCO PEA Growth and Income Fund.......................  $24,316,340   $6,390,192

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES      EXPIRES
                                                                 12/31/2010   12/31/2011
                                                                 ----------   ----------
   USAZ PIMCO PEA Growth and Income Fund.......................   $938,589     $452,721

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $192,285 related to ordinary income and the fiscal year ended December 31, 2002 was $39,176 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

                            UNDISTRIBUTED
                              ORDINARY                                ACCUMULATED                      TOTAL
                             INCOME/TAX     ACCUMULATED   DIVIDENDS   CAPITAL AND     UNREALIZED    ACCUMULATED
                            EXEMPT INCOME    EARNINGS      PAYABLE    OTHER LOSSES   APPRECIATION    EARNINGS
                            -------------   -----------   ---------   ------------   ------------   -----------
   USAZ PIMCO PEA Growth
     and Income Fund......    $105,353       $105,353     $(105,353)  $(1,391,310)    $4,579,010    $3,187,700

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 100% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

                                                       YEAR ENDED          NOVEMBER 5,
                                                      DECEMBER 31,           2001 TO
                                                    -----------------     DECEMBER 31,
                                                     2003      2002          2001(A)
                                                    -------   -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  8.13   $ 10.14        $10.00
                                                    -------   -------        ------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................     0.11      0.10          0.02
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................     1.98     (2.01)         0.14
                                                    -------   -------        ------
  Total from Investment Activities................     2.09     (1.91)         0.16
                                                    -------   -------        ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................    (0.11)    (0.10)        (0.02)
                                                    -------   -------        ------
  Total Dividends.................................    (0.11)    (0.10)        (0.02)
                                                    -------   -------        ------
NET ASSET VALUE, END OF PERIOD....................  $ 10.11   $  8.13        $10.14
                                                    =======   =======        ======
TOTAL RETURN* (b).................................    25.89%   (18.88)%        1.63%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $32,322   $ 8,586        $5,165
Net Investment Income Net of Waivers (c)..........     1.42%     1.31%         1.54%
Expenses Before Waivers**(c)......................     1.32%     2.30%         3.70%
Expenses Net of Waivers (c).......................     1.10%     1.10%         1.09%
Portfolio Turnover Rate...........................    38.60%    61.45%         6.46%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ PIMCO PEA Growth and Income Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) PIMCO PEA

                                RENAISSANCE FUND

                                 ANNUAL REPORT

                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 12

                          Independent Auditors' Report
                                     Page 13

                    Information about Trustees and Officers
                                     Page 14

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) PIMCO PEA RENAISSANCE FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ PIMCO PEA Renaissance Fund and PIMCO Equity Advisors, LLC serves as Specialist Manager to the Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1, 2003 THROUGH DECEMBER 31, 2003?

The Fund's total return was 58.66% during the 12-month period through December 31, 2003. That compares to a return of 38.07% for the Fund's benchmark, the Russell MidCap(R) Value Index(1).

The technology sector was among the period's strongest performers, and much of the Fund's strong relative performance came from its overweight position in this sector, as well as strong stock selection among such stocks. Shares of electronics manufacturing services, semiconductor and semiconductor- testing firms performed very well during the period. The Fund also benefited from strong stock selection in the industrial cyclical and industrial services sectors.*

The Fund's mid-cap bias helped boost relative performance. Mid-cap stocks were strong performers during the period as investors favored shares of smaller firms with more potential for outsized returns. The Fund's return also was affected by the poor performance of an individual stock in the distribution services sector.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Fund's performance is compared to the Russell MidCap(R) Value Index, an unmanaged index that measures the performance of the securities found in the Russell MidCap universe with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) PIMCO PEA RENAISSANCE FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve.

INVESTMENT RISK

Mid cap companies typically have a higher risk of failure and historically have experienced a greater degree of volatility than larger companies.

GROWTH OF A $10,000 INVESTMENT

                  USAZ(R) PIMCO       Russell MidCap(R)
              PEA Renaissance Fund      Value Index
 11/5/2001           10000                10000
                     10550                10700
     12/01           11020                11143
                     10940                11256
                     10900                11439
                     11733                12024
                     11342                12016
                     11311                11998
      6/02           10142                11462
                      8677                10340
                      8507                10460
                      7143                 9404
                      7654                 9703
                      8828                10314
     12/02            8256                10069
                      7735                 9790
                      7454                 9628
                      7454                 9660
                      8307                10395
                      9490                11310
      6/03            9774                11389
                     10376                11743
                     11099                12160
                     10928                12065
                     11731                12951
                     12122                13326
     12/03           13100                13902

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                    SINCE
                                                  INCEPTION
                                        1 YEAR    (11/5/01)
USAZ(R)PIMCO PEA Renaissance Fund       58.66%      13.36%
                                        -----       -----
Russell MidCap(R) Value Index           38.07%      16.42%
                                        -----       -----

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell MidCap(R) Value Index, an unmanaged index that measures the performance of the securities found in the Russell MidCap universe with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (84.3%):
Aerospace/Defense (0.2%):
     5,000   Boeing Co. .................  $    210,700
     7,800   Goodrich Corp. .............       231,582
                                           ------------
                                                442,282
                                           ------------
Airlines (0.4%):
    78,800   AMR Corp.*..................     1,020,460
                                           ------------
Automobiles (5.4%):
   235,400   Navistar International
               Corp.*....................    11,273,306
   230,600   Visteon Corp. ..............     2,400,546
                                           ------------
                                             13,673,852
                                           ------------
Banking/Financial Services (11.7%):
   403,800   AmeriCredit Corp.*..........     6,432,534
   293,400   CIT Group, Inc. ............    10,547,730
    27,000   Comerica, Inc. .............     1,513,620
    31,700   Freddie Mac.................     1,848,744
   210,700   J.P. Morgan Chase & Co. ....     7,739,011
    32,000   PMI Group, Inc. ............     1,191,360
                                           ------------
                                             29,272,999
                                           ------------
Chemicals (8.1%):
   256,029   Crompton Corp. .............     1,835,728
   110,700   Eastman Chemical Co. .......     4,375,971
    76,400   FMC Corp.*..................     2,607,532
   435,600   IMC Global, Inc. ...........     4,325,508
   170,000   Imperial Chemical Industries
               plc.......................       605,608
    96,000   Imperial Chemical
               Industries, ADR...........     1,374,720
   172,200   Lyondell Chemical Co. ......     2,918,790
    80,000   Millennium Chemicals,
               Inc. .....................     1,014,400
     5,000   NOVA Chemicals Corp. .......       134,750
    60,000   Olin Corp. .................     1,203,600
                                           ------------
                                             20,396,607
                                           ------------
Electronics (15.1%):
    72,300   Agilent Technologies,
               Inc.*.....................     2,114,052
    49,000   Arrow Electronics, Inc.*....     1,133,860
    65,200   Avnet, Inc.*................     1,412,232
    48,500   Kulicke & Soffa Industries,
               Inc.*.....................       697,430
   811,983   Micron Technology, Inc.*....    10,937,411
   634,114   Sanmina-SCI Corp.*..........     7,996,178
   424,200   Solectron Corp.*............     2,507,022
   437,200   Teradyne, Inc.*.............    11,126,739
                                           ------------
                                             37,924,924
                                           ------------
Health Care (1.7%):
   265,400   Tenet Healthcare Corp.*.....     4,259,670
                                           ------------
Insurance (6.0%):
    72,300   American Equity Investment
               Life Holding Co. .........       720,831
    27,899   American Financial Group,
               Inc. .....................       738,207
    36,600   CIGNA Corp. ................     2,104,500
    44,000   CNA Financial Corp.*........     1,060,400


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Insurance, continued
    13,200   Fairfax Financial Holdings,
               Ltd. .....................  $  2,309,655
   109,300   Loews Corp. ................     5,404,885
    15,100   Phoenix Companies, Inc. ....       181,804
   172,700   UnumProvident Corp. ........     2,723,479
                                           ------------
                                             15,243,761
                                           ------------
Manufacturing (4.9%):
   109,200   ArvinMeritor, Inc. .........     2,633,904
    60,060   CNH Global NV...............       996,996
    43,000   Cooper Tire & Rubber Co. ...       919,340
     3,000   Newell Rubbermaid, Inc. ....        68,310
   135,000   Timken Co. .................     2,708,100
   190,400   Tyco International, Ltd. ...     5,045,600
                                           ------------
                                             12,372,250
                                           ------------
Media (1.4%):
   306,114   Liberty Media Corp., Class
               A*........................     3,639,695
                                           ------------
Oil/Gas (6.0%):
   223,700   El Paso Corp. ..............     1,832,103
    40,000   ENSCO International,
               Inc. .....................     1,086,800
    10,000   Grant Prideco, Inc.*........       130,200
    17,000   Premcor, Inc.*..............       442,000
   400,784   Pride International,
               Inc.*.....................     7,470,614
   104,000   Rowan Companies, Inc.*......     2,409,680
    22,000   Transocean, Inc.*...........       528,220
    19,200   Valero Energy Corp. ........       889,728
    30,000   Veritas DGC, Inc.*..........       314,400
                                           ------------
                                             15,103,745
                                           ------------
Paper/Forest Products (4.5%):
    60,000   Abitibi-Consolidated,
               Inc. .....................       411,530
   166,200   Bowater, Inc. ..............     7,696,722
    43,100   Georgia-Pacific Corp. ......     1,321,877
    10,000   Smurfit-Stone Container
               Corp.*....................       185,700
   252,100   Tembec, Inc.*...............     1,839,662
                                           ------------
                                             11,455,491
                                           ------------
Retail/Wholesale (6.5%):
    10,000   Delhaize Group..............       514,379
    17,000   Dillard's, Inc., Class A....       279,820
    10,000   Hollywood Entertainment
               Corp.*....................       137,500
   293,600   J.C. Penney Company, Inc.
               (Holding Company).........     7,715,808
   224,300   Safeway, Inc.*..............     4,914,413
   132,600   Smithfield Foods, Inc.*.....     2,744,820
    10,000   Tyson Foods, Inc., Class
               A.........................       132,400
                                           ------------
                                             16,439,140
                                           ------------
Services (0.0%):
     3,000   Orbitz, Inc., Class A*......        69,600
                                           ------------
Tobacco (0.5%):
    54,600   Loews Corp. -- Carolina
               Group.....................     1,378,104
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Transportation (5.0%):
   219,700   CSX Corp. ..................  $  7,896,018
    11,600   Overnite Corp.*.............       263,900
   207,700   Swift Transportation
               Company, Inc.*............     4,365,854
                                           ------------
                                             12,525,772
                                           ------------
Utilities (6.6%):
   239,300   Allegheny Energy, Inc.*.....     3,053,468
   291,700   PG&E Corp.*.................     8,100,509
   755,100   Reliant Resources, Inc.*....     5,557,536
                                           ------------
                                             16,711,513
                                           ------------
Waste Management (0.3%):
    56,600   Allied Waste Industries,
               Inc.*.....................       785,608
                                           ------------
  Total Common Stocks                       212,715,473
                                           ------------
INVESTMENT COMPANIES (17.6%):
   120,000   iShares Russell 1000 Value
               Index Fund................     7,004,400
30,540,650   NTRS London Deposit
               Account...................    30,540,650
    61,900   Standard & Poors Depositary
               Receipt Trust Series 1....     6,888,232
                                           ------------
  Total Investment Companies                 44,433,282
                                           ------------

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                      VALUE
----------                                 ------------
CONVERTIBLE BOND (0.1%):
Computers (0.1%):
$  261,000   Micron Technology, Inc.,
               2.50%, 2/1/10 (b).........  $    345,173
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (21.0%):
52,903,758   Northern Trust Institutional
               Liquid Asset Portfolio....    52,903,758
                                           ------------
  Total Investments
    (Cost $249,280,785) (a)--123.0%         310,397,686
  Liabilities in excess of other
    assets--(23.0)%                         (58,023,369)
                                           ------------
  Net Assets--100.0%                       $252,374,317
                                           ============

------------

*    Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $608,837. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

   Unrealized appreciation...................  $60,597,415
   Unrealized depreciation...................      (89,351)
                                               -----------
   Net unrealized appreciation...............  $60,508,064
                                               ===========

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed this security to be liquid based on procedures approved by the Board of Trustees.

     The following represents the concentrations by country as of December 31, 2003 based upon the total fair value.

   COUNTRY                                     PERCENTAGE
   -------                                     ----------
   United States.............................      97.8%
   Canada....................................       1.8%
   Belgium...................................       0.2%
   United Kingdom............................       0.2%
                                                 ------
                                                 100.00%
                                                 ======

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    USAZ
                                                                 PIMCO PEA
                                                                RENAISSANCE
                                                                    FUND
                                                                ------------
ASSETS
Investments, at cost........................................    $249,280,785
                                                                ============
Investments, at value*......................................    $310,397,686
Dividends receivable........................................         143,595
Receivable for investments sold.............................       5,170,446
Prepaid expenses............................................          13,391
                                                                ------------
  Total Assets..............................................     315,725,118
                                                                ------------
LIABILITIES
Dividends payable...........................................       2,419,648
Payable for investments purchased...........................       7,799,085
Payable for collateral received on loaned securities........      52,903,758
Adviser fees payable........................................         136,911
Distribution fees payable...................................          49,768
Other accrued liabilities...................................          41,631
                                                                ------------
  Total Liabilities.........................................      63,350,801
                                                                ------------
NET ASSETS..................................................    $252,374,317
                                                                ============
NET ASSETS CONSIST OF:
  Capital...................................................    $189,028,583
  Net realized gains on investments and foreign currency....       2,228,833
  Net unrealized appreciation of investments and foreign
     currency...............................................      61,116,901
                                                                ------------
NET ASSETS..................................................    $252,374,317
                                                                ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................      19,524,314
Net Asset Value (offering and redemption price per share)...    $      12.93
                                                                ============

------------
*  Includes securities on loan of $52,374,175.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   USAZ
                                                                 PIMCO PEA
                                                                RENAISSANCE
                                                                   FUND
                                                                -----------
INVESTMENT INCOME:
Interest....................................................    $    11,560
Dividends...................................................      1,501,472
Foreign tax withholding.....................................           (179)
Income from securities lending..............................         19,868
                                                                -----------
     Total Investment Income................................      1,532,721
                                                                -----------
EXPENSES:
Adviser fees................................................      1,067,662
Administration fees.........................................        204,506
Distribution fees...........................................        355,887
Fund accounting fees........................................          3,071
Custodian fees..............................................         20,313
Legal fees..................................................         33,292
Other expenses..............................................         91,475
                                                                -----------
     Total expenses before waivers..........................      1,776,206
     Less expenses waived by the Adviser....................       (210,300)
                                                                -----------
     Net Expenses...........................................      1,565,906
                                                                -----------
NET INVESTMENT LOSS.........................................        (33,185)
                                                                -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments and foreign currency......      7,887,538
Change in unrealized appreciation/depreciation on
  investments and foreign currency..........................     68,366,913
                                                                -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............     76,254,451
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $76,221,266
                                                                ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     USAZ PIMCO PEA
                                                                    RENAISSANCE FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................  $    (33,185)   $     23,028
  Net realized gain/(loss) on investments and foreign
     currency...............................................     7,887,538      (3,166,578)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................    68,366,913      (7,997,537)
                                                              ------------    ------------
  Net increase/(decrease) in net assets from operations.....    76,221,266     (11,141,087)
                                                              ------------    ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................       (41,062)        (18,790)
  From net realized gains on investments....................    (2,419,648)        (64,622)
                                                              ------------    ------------
  Change in net assets resulting from dividends to
     shareholders...........................................    (2,460,710)        (83,412)
                                                              ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   106,185,935      96,795,905
  Proceeds from dividends reinvested........................        44,060          80,408
  Cost of shares redeemed...................................    (5,864,818)    (16,600,327)
                                                              ------------    ------------
  Change in net assets from capital transactions............   100,365,177      80,275,986
                                                              ------------    ------------
  Net increase in net assets................................   174,125,733      69,051,487
NET ASSETS:
  Beginning of year.........................................    78,248,584       9,197,097
                                                              ------------    ------------
  End of year...............................................  $252,374,317    $ 78,248,584
                                                              ============    ============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $         --    $         81
                                                              ============    ============
SHARE TRANSACTIONS:
  Shares issued.............................................    10,662,480      10,609,233
  Dividends reinvested......................................         4,583           7,085
  Shares redeemed...........................................      (651,790)     (1,942,042)
                                                              ------------    ------------
  Net increase in shares....................................    10,015,273       8,674,276
                                                              ============    ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ PIMCO PEA Renaissance Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO PEA Renaissance Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                       AVERAGE VALUE ON LOAN
                                                                                          FOR THE PERIOD
                                                        VALUE OF     VALUE OF LOANED      AUGUST THROUGH
                                                       COLLATERAL      SECURITIES        DECEMBER 31, 2003
                                                       -----------   ---------------   ---------------------
   USAZ PIMCO PEA Renaissance Fund...................  $53,840,488     $52,374,175          $48,496,320

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PIMCO Equity Advisors, LLC ("PEA") and the Trust, PEA provides investment advisory services as the Subadviser for the USAZ PIMCO PEA Renaissance Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO PEA Renaissance Fund.............................     0.75%          1.10%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ PIMCO PEA Renaissance Fund.............................   $22,905      $119,365     $210,300

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $14,799 paid by the Fund for meeting and retainer fees.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   -----------
   USAZ PIMCO PEA Renaissance Fund.............................  $161,108,028   $80,438,550

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $44,066 related to ordinary income and the fiscal year ended December 31, 2002 was $80,408 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                               UNDISTRIBUTED
                                 ORDINARY      UNDISTRIBUTED                                                 TOTAL
                                INCOME/TAX       LONG TERM     ACCUMULATED    DIVIDENDS     UNREALIZED    ACCUMULATED
                               EXEMPT INCOME   CAPITAL GAINS    EARNINGS       PAYABLE     APPRECIATION    EARNINGS
                               -------------   -------------   -----------   -----------   ------------   -----------
   USAZ PIMCO PEA Renaissance
     Fund....................   $3,503,818      $1,753,500     $5,257,318    $(2,419,648)  $60,508,064    $63,345,734

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 38.97% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA RENAISSANCE FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED           NOVEMBER 5,
                                                       DECEMBER 31,            2001 TO
                                                    -------------------     DECEMBER 31,
                                                      2003       2002          2001(A)
                                                    --------    -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $   8.23    $ 11.02        $10.00
                                                    --------    -------        ------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................        --*        --*           --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments and Foreign Currencies...........      4.82      (2.76)         1.02
                                                    --------    -------        ------
  Total from Investment Activities................      4.82      (2.76)         1.02
                                                    --------    -------        ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................        --*        --*           --*
  Net Realized Gains..............................     (0.12)     (0.03)           --
                                                    --------    -------        ------
  Total Dividends.................................     (0.12)     (0.03)           --*
                                                    --------    -------        ------
NET ASSET VALUE, END OF PERIOD....................  $  12.93    $  8.23        $11.02
                                                    ========    =======        ======
TOTAL RETURN**(b).................................     58.66%    (25.08)%       10.20%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $252,374    $78,249        $9,197
Net Investment Income/(Loss) Net of Waivers (c)...     (0.02)%     0.06%        (0.07)%
Expenses Before Waivers***(c).....................      1.25%      1.40%         2.96%
Expenses Net of Waivers (c).......................      1.10%      1.10%         1.07%
Portfolio Turnover Rate...........................     61.79%     66.85%         8.84%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ PIMCO PEA Renaissance Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                                USAZ(R) PIMCO PEA

                                   VALUE FUND

                                  ANNUAL REPORT

                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 11

                          Independent Auditors' Report
                                     Page 12

                    Information about Trustees and Officers
                                     Page 13

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) PIMCO PEA VALUE FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ PIMCO PEA Value Fund and PIMCO Equity Advisors, LLC serves as Specialist Manager to the Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1, 2003 THROUGH DECEMBER 31, 2003?

The Fund's total return was 45.21% during the 12-month period through December 31, 2003. That compares to a return of 30.03% for the Fund's benchmark, the Russell 1000(R) Value Index(1).

Much of the Fund's strong relative performance came from its overweight position and strong stock selection in the technology sector, which was among the period's strongest performers. Shares of semiconductor, semiconductor-testing and electronics manufacturing service companies performed very well during the period. The Fund also benefited from solid stock selection among shares of industrial cyclical and industrial services firms. An improving economic environment helped fuel outsized gains in these sectors.*

The Fund's absolute performance benefited from a strong equity rally during the period. Investors, after years of poor equity performance, were heartened by improving economic and corporate fundamentals during the period. The Fund's performance was diminished by the weak performance of some individual stocks, including certain holdings in the pharmaceutical sector.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 1000(R) Value Index measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) PIMCO PEA VALUE FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term growth of capital and income. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks of companies with market capitalizations of more than $5 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve.

GROWTH OF A $10,000 INVESTMENT

                  USAZ(R) PIMCO     Russell 1000(R)
                 PEA Value Fund      Value Index
 11/5/2001            10000            10000
                      10610            10581
     12/01            10963            10831
                      11053            10747
                      11113            10764
                      11841            11274
                      11228            10887
                      11177            10942
      6/02             9987            10313
                       8738             9355
                       8728             9425
                       7186             8377
                       7770             8998
                       8959             9565
     12/02             8233             9149
                       7920             8928
                       7576             8690
                       7667             8704
                       8495             9470
                       9455            10082
      6/03             9738            10208
                      10113            10360
                      10458            10521
                      10265            10419
                      10914            11056
                      11228            11206
     12/03            11954            11897

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                    SINCE
                                                  INCEPTION
                                        1 YEAR    (11/5/01)
USAZ(R)PIMCO PEA Value Fund             45.21%      8.64%
                                        -----       ----
Russell 1000(R)Value Index              30.03%      8.35%
                                        -----       ----

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003


                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (82.1%):
Aerospace/Defense (3.4%):
    67,900   Boeing Co. ..................  $ 2,861,306
                                            -----------
Automobiles (0.9%):
    15,700   Navistar International
               Corp.*.....................      751,873
                                            -----------
Banking/Financial Services (13.0%):
    54,200   Citigroup, Inc. .............    2,630,868
    28,800   FleetBoston Financial
               Corp. .....................    1,257,120
    29,100   Freddie Mac..................    1,697,112
    73,700   J.P. Morgan Chase & Co. .....    2,707,001
    64,700   KeyCorp......................    1,897,004
     2,000   Merrill Lynch & Company,
               Inc. ......................      117,300
     6,300   Morgan Stanley...............      364,581
    11,800   Prudential Financial,
               Inc. ......................      492,886
                                            -----------
                                             11,163,872
                                            -----------
Chemicals (3.9%):
    76,500   Dow Chemical Co. ............    3,180,105
     2,000   E. I. du Pont de Nemours and
               Co. .......................       91,780
                                            -----------
                                              3,271,885
                                            -----------
Computers (2.7%):
    98,137   Hewlett-Packard Co. .........    2,254,207
                                            -----------
Electronics (12.7%):
   121,700   Agilent Technologies,
               Inc.*......................    3,558,508
   298,635   Micron Technology, Inc.*.....    4,022,613
   126,600   Teradyne, Inc.*..............    3,221,970
                                            -----------
                                             10,803,091
                                            -----------
Health Care (3.5%):
    53,600   Baxter International,
               Inc. ......................    1,635,872
    30,400   HCA, Inc. ...................    1,305,984
                                            -----------
                                              2,941,856
                                            -----------
Insurance (1.3%):
     2,000   American International Group,
               Inc. ......................      132,560
     5,500   Hartford Financial Services
               Group, Inc. ...............      324,665
    40,100   Travelers Property Casualty
               Corp., Class A.............      672,878
                                            -----------
                                              1,130,103
                                            -----------
Manufacturing (6.7%):
    70,800   Honeywell International,
               Inc. ......................    2,366,844
   124,700   Tyco International, Ltd. ....    3,304,550
                                            -----------
                                              5,671,394
                                            -----------


                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Media (4.5%):
   299,593   Liberty Media Corp., Class
               A*.........................  $ 3,562,161
    13,300   Time Warner, Inc.*...........      239,267
                                            -----------
                                              3,801,428
                                            -----------
Metals/Mining (0.4%):
     7,580   Alcan, Inc. .................      355,881
                                            -----------
Oil/Gas (4.2%):
    13,100   ConocoPhillips...............      858,967
    35,300   Nabors Industries, Ltd.*.....    1,464,950
    23,100   Royal Dutch Petroleum Co., NY
               Shares.....................    1,210,209
                                            -----------
                                              3,534,126
                                            -----------
Paper/Forest Products (1.5%):
    30,000   International Paper Co. .....    1,293,300
                                            -----------
Pharmaceuticals (4.4%):
     6,800   Bristol-Myers Squibb Co. ....      194,480
    16,000   Merck & Company, Inc. .......      739,200
   163,500   Schering-Plough Corp. .......    2,843,265
                                            -----------
                                              3,776,945
                                            -----------
Retail/Wholesale (6.7%):
    97,800   J.C. Penney Company, Inc.
               (Holding Company)..........    2,570,184
   121,900   Safeway, Inc.*...............    2,670,829
    20,900   Sara Lee Corp. ..............      453,739
                                            -----------
                                              5,694,752
                                            -----------
Telecommunications (5.4%):
   571,400   AT&T Wireless Services,
               Inc.*......................    4,565,486
                                            -----------
Tobacco (4.5%):
    70,100   Altria Group, Inc. ..........    3,814,842
                                            -----------
Utilities (0.9%):
    24,900   General Electric Co. ........      771,402
                                            -----------
Waste Management (1.5%):
    42,500   Waste Management, Inc. ......    1,258,000
                                            -----------
  Total Common Stocks                        69,715,749
                                            -----------
INVESTMENT COMPANIES (18.5%):
    44,400   iShares Russell 1000 Value
               Index Fund.................    2,591,628
10,638,488   NTRS London Deposit
               Account....................   10,638,488
    22,700   Standard & Poors Depositary
               Receipt Trust Series 1.....    2,526,056
                                            -----------
  Total Investment Companies                 15,756,172
                                            -----------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                       VALUE
----------                                  -----------
CONVERTIBLE BOND (0.1%):
Computers (0.1%):
$   86,000   Micron Technology, Inc.,
               2.50%, 2/1/10 (b)..........  $   113,735
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (2.7%):
 2,274,546   Northern Trust Institutional
               Liquid Asset Portfolio.....    2,274,546
                                            -----------
  Total Investments
    (Cost $73,180,776) (a)--103.4%           87,860,202
  Liabilities in excess of other
    assets--(3.4)%                           (2,895,913)
                                            -----------
  Net Assets--100.0%                        $84,964,289
                                            ===========

------------

*  Non-income producing security.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $727,517. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:


    Unrealized appreciation...................  $14,333,999
    Unrealized depreciation...................     (382,090)
                                                -----------
    Net unrealized appreciation...............  $13,951,909
                                                ===========

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                   USAZ
                                                                 PIMCO PEA
                                                                VALUE FUND
                                                                -----------
ASSETS
Investments, at cost........................................    $73,180,776
                                                                ===========
Investments, at value*......................................    $87,860,202
Dividends receivable........................................        140,184
Receivable for investments sold.............................      1,196,355
Prepaid expenses............................................          4,439
                                                                -----------
  Total Assets..............................................     89,201,180
                                                                -----------
LIABILITIES
Dividends payable...........................................        194,358
Payable for investments purchased...........................      1,691,041
Payable for collateral received on loaned securities........      2,274,546
Adviser fees payable........................................         44,806
Distribution fees payable...................................         16,381
Other accrued liabilities...................................         15,759
                                                                -----------
  Total Liabilities.........................................      4,236,891
                                                                -----------
NET ASSETS..................................................    $84,964,289
                                                                ===========
NET ASSETS CONSIST OF:
  Capital...................................................    $69,887,472
  Net realized gains on investments.........................        397,391
  Net unrealized appreciation of investments................     14,679,426
                                                                -----------
NET ASSETS..................................................    $84,964,289
                                                                ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................      7,218,753
Net Asset Value (offering and redemption price per share)...    $     11.77
                                                                ===========

------------

*    Includes securities on loan of $2,251,777.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   USAZ
                                                                 PIMCO PEA
                                                                VALUE FUND
                                                                -----------
INVESTMENT INCOME:
Interest....................................................    $     1,951
Dividends...................................................        809,952
Income from securities lending..............................          2,004
                                                                -----------
     Total Investment Income................................        813,907
                                                                -----------
EXPENSES:
Adviser fees................................................        333,932
Administration fees.........................................         67,238
Distribution fees...........................................        111,311
Fund accounting fees........................................          1,875
Custodian fees..............................................         11,402
Legal fees..................................................         10,641
Other expenses..............................................         30,925
                                                                -----------
     Total expenses before waivers..........................        567,324
     Less expenses waived by the Adviser....................        (77,556)
                                                                -----------
     Net Expenses...........................................        489,768
                                                                -----------
NET INVESTMENT INCOME.......................................        324,139
                                                                -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................      2,472,253
Change in unrealized appreciation/depreciation on
  investments...............................................     16,050,846
                                                                -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............     18,523,099
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $18,847,238
                                                                ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                               USAZ PIMCO PEA VALUE FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $   324,139     $     76,999
  Net realized gain/(loss) on investments...................    2,472,253       (2,073,465)
  Change in unrealized appreciation/depreciation on
     investments............................................   16,050,846       (1,821,852)
                                                              -----------     ------------
  Net increase/(decrease) in net assets from operations.....   18,847,238       (3,818,318)
                                                              -----------     ------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................     (324,138)         (77,370)
  From net realized gains on investments....................           --          (51,845)
                                                              -----------     ------------
  Change in net assets resulting from dividends to
     shareholders...........................................     (324,138)        (129,215)
                                                              -----------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   44,884,461       33,184,107
  Proceeds from dividends reinvested........................      184,001           74,994
  Cost of shares redeemed...................................   (1,974,012)     (12,426,048)
                                                              -----------     ------------
  Change in net assets from capital transactions............   43,094,450       20,833,053
                                                              -----------     ------------
  Net increase in net assets................................   61,617,550       16,885,520
NET ASSETS:
  Beginning of year.........................................   23,346,739        6,461,219
                                                              -----------     ------------
  End of year...............................................  $84,964,289     $ 23,346,739
                                                              ===========     ============
SHARE TRANSACTIONS:
  Shares issued.............................................    4,582,090        3,703,263
  Dividends reinvested......................................       20,158            6,741
  Shares redeemed...........................................     (247,738)      (1,435,109)
                                                              -----------     ------------
  Net increase in shares....................................    4,354,510        2,274,895
                                                              ===========     ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ PIMCO PEA Value Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ PIMCO PEA Value Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                       AVERAGE VALUE ON LOAN
                                                                                          FOR THE PERIOD
                                                         VALUE OF    VALUE OF LOANED      AUGUST THROUGH
                                                        COLLATERAL     SECURITIES        DECEMBER 31, 2003
                                                        ----------   ---------------   ---------------------
   USAZ PIMCO PEA Value Fund..........................  $2,314,820     $2,251,777           $7,935,586

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, PIMCO Equity Advisors, LLC ("PEA") and the Trust, PEA provides investment advisory services as the Subadviser for the USAZ PIMCO PEA Value Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ PIMCO PEA Value Fund...................................     0.75%          1.10%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ PIMCO PEA Value Fund...................................   $20,526      $92,259      $77,556

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $4,581 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ PIMCO PEA Value Fund...................................  $68,511,345   $33,073,227

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $184,001 related to ordinary income and the fiscal year ended December 31, 2002 was $74,994 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                          UNDISTRIBUTED
                            ORDINARY      UNDISTRIBUTED                                               TOTAL
                           INCOME/TAX       LONG TERM     ACCUMULATED   DIVIDENDS    UNREALIZED    ACCUMULATED
                          EXEMPT INCOME   CAPITAL GAINS    EARNINGS      PAYABLE    APPRECIATION    EARNINGS
                          -------------   -------------   -----------   ---------   ------------   -----------
   USAZ PIMCO PEA Value
     Fund...............    $812,559        $506,707      $1,319,266    $(194,358)  $13,951,909    $15,076,817

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 81.55% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ PIMCO PEA VALUE FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED          NOVEMBER 5,
                                                       DECEMBER 31,           2001 TO
                                                    ------------------     DECEMBER 31,
                                                     2003       2002          2001(A)
                                                    -------    -------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  8.15    $ 10.96        $10.00
                                                    -------    -------        ------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................     0.06       0.02            --*
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................     3.62      (2.74)         0.96
                                                    -------    -------        ------
  Total from Investment Activities................     3.68      (2.72)         0.96
                                                    -------    -------        ------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................    (0.06)     (0.02)           --*
  Net Realized Gains..............................       --      (0.07)           --
                                                    -------    -------        ------
  Total Dividends.................................    (0.06)     (0.09)           --*
                                                    -------    -------        ------
NET ASSET VALUE, END OF PERIOD....................  $ 11.77    $  8.15        $10.96
                                                    =======    =======        ======
TOTAL RETURN**(b).................................    45.21%    (24.90)%        9.63%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $84,964    $23,347        $6,461
Net Investment Income Net of Waivers (c)..........     0.73%      0.57%         0.11%
Expenses Before Waivers***(c).....................     1.27%      1.78%         3.43%
Expenses Net of Waivers (c).......................     1.10%      1.10%         1.09%
Portfolio Turnover Rate...........................    80.85%    115.67%        15.83%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ PIMCO PEA Value Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                            USAZ(R) MONEY MARKET FUND

                                  ANNUAL REPORT

                                DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 2

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statements of Changes in Net Assets
                                     Page 6

                          Notes to Financial Statements
                                     Page 7

                              Financial Highlights
                                     Page 10

                          Independent Auditors' Report
                                     Page 11

                    Information about Trustees and Officers
                                     Page 12

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) MONEY MARKET FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Money Market Fund, and Prudential Investment Management, Inc. serves as Specialist Manager to the Fund.

FUND OBJECTIVE

The Fund's investment objective is current income consistent with stability of principal, which may not be changed without shareholder approval. The Fund invests substantially all of its total assets in a diversified and liquid portfolio of high quality, money market investments.

INVESTMENT RISK

An investment in the Fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund. Past performance is not predictive of future performance as yields on money market funds fluctuate daily.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1, 2003 THROUGH DECEMBER 31, 2003?

We positioned the Fund at the beginning of the period with an average maturity somewhat shorter than its peers. The supply of commercial paper and short-term corporate bonds was low, and we had difficulty finding attractive opportunities among such securities. In retrospect, funds positioned with longer average maturities generally outperformed their less-aggressively positioned peers.*

The Federal Funds rate remained low at 1.25% at the beginning of the period. The yield curve was relatively flat, particularly because investors anticipated a 50-basis-point (.50%) rate cut by the Federal Reserve Board in June. However, the Fed cut rates by only 25 basis points, resulting in a steeper yield curve with higher yields for longer maturities. We extended the Fund's average maturity in an effort to take advantage of those higher yields. Over time, the availability of corporate debt also provided the Fund with attractive opportunities among adjustable-rate issues.

The Fund's performance benefited from its relatively long average maturity, which ended the period at 65 days.*

The Fund also benefited from its purchase of short-term debt from quasi-governmental agencies such as Fannie Mae and Freddie Mac. We purchased those issues after the spread between their yields and corporate yields significantly narrowed, which occurred because of well-publicized accounting irregularities among such agencies. Those spreads widened back to historical norms later in the period, but the Fund continued to benefit from the attractive yields on the agency bonds.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
CERTIFICATES OF DEPOSIT (5.4%):
Banking/Financial Services (5.4%):
$ 5,000,000   BNP Paribas SA, 1.39%,
                8/5/04...................  $  4,999,703
  5,000,000   Morgan Stanley, 1.15%,
                1/26/05*.................     5,000,000
                                           ------------
  Total Certificates of Deposit               9,999,703
                                           ------------
COMMERCIAL PAPER (B) (69.2%):
Banking/Financial Services (55.2%):
$ 5,000,000   Alliance & Leicester plc,
                1.11%, 3/5/04 (c)........     4,990,311
  1,158,000   Amsterdam Funding Corp.,
                1.11%, 1/15/04 (c).......     1,157,509
  2,063,000   Barton Capital Holdings,
                1.12%, 1/2/04 (c)........     2,062,937
  1,425,000   Barton Capital Holdings,
                1.12%, 1/7/04 (c)........     1,424,739
  1,536,000   Barton Capital Holdings,
                1.12%, 1/21/04 (c).......     1,535,061
  5,000,000   Ciesco L.P., 1.12%,
                1/12/04 (c)..............     4,998,319
  2,346,000   Citigroup, Inc., 1.11%,
                1/8/04...................     2,345,503
  2,000,000   Danske Corp., 1.12%,
                1/14/04..................     1,999,206
  1,250,000   Danske Corp., 1.12%,
                1/21/04..................     1,249,236
  1,094,000   Falcon Asset
                Securitization, 1.07%,
                1/14/04 (c)..............     1,093,581
  3,000,000   Falcon Asset
                Securitization, 1.11%,
                1/28/04 (c)..............     2,997,548
  1,182,000   General Electric Capital
                Corp., 1.10%, 3/4/04.....     1,179,745
  4,394,000   General Electric Capital
                International Funding,
                Inc., 1.11%,
                3/19/04 (c)..............     4,383,623
    123,000   HBOS Treasury Services plc,
                1.11%, 1/22/04...........       122,921
    962,000   HBOS Treasury Services plc,
                1.12%, 2/3/04............       961,030
  1,359,000   HBOS Treasury Services plc,
                1.12%, 2/5/04............     1,357,547
  1,900,000   HBOS Treasury Services plc,
                1.12%, 2/10/04...........     1,897,678
  4,211,000   HBOS Treasury Services plc,
                1.12%, 2/24/04...........     4,204,024
  4,316,000   Independence Funding LLC,
                1.11%, 1/15/04 (c).......     4,314,162
  5,935,000   Long Lane Master Trust IV,
                1.14%, 1/30/04 (c).......     5,929,645
  3,400,000   Long Lane Master Trust IV,
                1.14%, 2/17/04 (c).......     3,395,028
  1,500,000   Natexis Banques, 1.12%,
                3/10/04..................     1,496,838
    290,000   Nordea North America, Inc.,
                1.12%, 1/14/04...........       289,885

 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
COMMERCIAL PAPER, CONTINUED
Banking/Financial Services, continued
$ 2,508,000   Northern Rock plc, 1.12%,
                3/22/04 (c)..............  $  2,501,793
  1,048,000   Old Line Funding Corp.,
                1.12%, 1/14/04 (c).......     1,047,584
  5,000,000   Park Granada LLC, 1.13%,
                2/11/04 (c)..............     4,993,632
  5,200,000   PB Finance Delaware, Inc.,
                1.14%, 1/15/04...........     5,197,735
  2,080,000   PB Finance Delaware, Inc.,
                1.16%, 2/10/04...........     2,077,365
  1,000,000   PB Finance Delaware, Inc.,
                1.11%, 3/12/04...........       997,850
  2,000,000   Royal Bank of Scotland plc,
                1.14%, 2/3/04............     1,997,947
    951,000   Royal Bank of Scotland plc,
                1.12%, 2/12/04...........       949,780
  6,500,000   Santander International,
                1.12%, 4/13/04...........     6,479,543
  1,219,000   SPINTAB Swedmortgage,
                1.12%, 2/6/04............     1,217,659
  4,232,000   Stadshypotek Delaware,
                Inc., 1.12%,
                2/19/04 (c)..............     4,225,664
  2,736,000   Thunder Bay Funding Corp.,
                1.12%, 1/13/04 (c).......     2,734,997
  6,923,000   Tulip Funding Corp., 1.15%,
                2/26/04 (c)..............     6,910,830
  1,577,000   UBS Finance Delaware, Inc.,
                1.11%, 2/17/04...........     1,574,756
    730,000   Westpac Treasury, 1.16%,
                2/23/04..................       728,818
  4,000,000   Westpac Treasury, 1.12%,
                6/4/04...................     3,980,367
                                           ------------
                                            103,002,396
                                           ------------
Insurance (9.8%):
  3,233,000   Prudential plc, 1.11%,
                1/9/04 (c)...............     3,232,217
  6,000,000   Prudential plc, 1.12%,
                2/23/04 (c)..............     5,990,283
  9,000,000   Swiss RE Financial
                Products, 1.12%,
                1/29/04 (c)..............     8,992,300
                                           ------------
                                             18,214,800
                                           ------------
Manufacturing (1.0%):
  1,888,000   Fortune Brands, Inc.,
                1.12%, 1/7/04 (c)........     1,887,654
                                           ------------
Oil/Gas (3.2%):
  6,000,000   Schlumberger Technology
                Corp., 1.13%,
                3/1/04 (c)...............     5,988,900
                                           ------------
  Total Commercial Paper                    129,093,750
                                           ------------

See accompanying notes to the financial statements.
 2

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

  SHARES
    OR
 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
CORPORATE BONDS (3.2%):
Banking/Financial Services (3.2%):
$ 1,000,000   Caterpillar Financial
                Services Corp., 1.35%,
                3/5/04*..................  $  1,000,303
  5,000,000   Goldman Sachs Group L.P.,
                1.32%, 11/10/04 (c)*.....     5,002,638
                                           ------------
  Total Corporate Bonds                       6,002,941
                                           ------------
INVESTMENT COMPANY (0.0%):
        185   TNT Offshore Deposit
                Account..................           185
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES (22.2%):
Federal Home Loan Bank (8.1%):
$10,000,000   4.875%, 4/16/04............    10,103,859
  5,000,000   4.75%, 6/28/04.............     5,085,700
                                           ------------
                                             15,189,559
                                           ------------
Federal Home Loan Mortgage Corporation (2.8%):
  4,700,000   1.15%, 2/13/04.............     4,693,628
    450,000   1.13%, 6/17/04.............       447,669
                                           ------------
                                              5,141,297
                                           ------------


 PRINCIPAL                                  AMORTIZED
  AMOUNT                                       COST
-----------                                ------------
U.S. GOVERNMENT SPONSORED ENTERPRISES, CONTINUED
Federal National Mortgage Association (11.3%):
$ 5,000,000   1.14%, 2/4/04..............  $  4,994,711
  5,250,000   1.15%, 2/11/04.............     5,243,243
  4,638,000   1.17%, 3/18/04.............     4,626,592
    400,000   1.06%, 4/5/04..............       398,892
    825,000   1.11%, 6/23/04.............       820,654
  5,000,000   1.35%, 10/22/04............     5,000,000
                                           ------------
                                             21,084,092
                                           ------------
  Total U.S. Government Sponsored
Enterprises                                  41,414,948
                                           ------------
  Total Investments
    (Cost $186,511,527) (a)--100.0%         186,511,527
  Liabilities in excess of other
    assets--0.0%                                (20,891)
                                           ------------
  Net Assets--100.0%                       $186,490,636
                                           ============

------------

* Variable rate security. The rates presented represent the rate in effect at December 31, 2003. The dates presented represents the maturity date.

(a) Also represents cost for federal tax purposes.

(b) The rates presented represent the effective yields at December 31, 2003.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    USAZ
                                                                MONEY MARKET
                                                                    FUND
                                                                ------------
ASSETS
Investments, at amortized cost..............................    $186,511,527
Interest receivable.........................................         156,852
Prepaid expenses............................................          10,089
                                                                ------------
  Total Assets..............................................     186,678,468
                                                                ------------
LIABILITIES
Dividends payable...........................................          47,353
Adviser fees payable........................................          81,965
Distribution fees payable...................................          39,711
Other accrued liabilities...................................          18,803
                                                                ------------
  Total Liabilities.........................................         187,832
                                                                ------------
NET ASSETS..................................................    $186,490,636
                                                                ============
NET ASSETS CONSIST OF:
  Capital...................................................    $186,489,163
  Undistributed net investment income.......................           1,473
                                                                ------------
  Net Assets................................................    $186,490,636
                                                                ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................     186,489,164
Net Asset Value (offering and redemption price per share)...    $       1.00
                                                                ============

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    USAZ
                                                                MONEY MARKET
                                                                    FUND
                                                                ------------
INVESTMENT INCOME:
Interest....................................................     $2,346,921
                                                                 ----------
     Total Investment Income................................      2,346,921
                                                                 ----------
EXPENSES:
Adviser fees................................................        672,559
Administration fees.........................................        293,048
Distribution fees...........................................        480,401
Fund accounting fees........................................          1,227
Custodian fees..............................................         34,795
Legal fees..................................................         53,675
Other expenses..............................................        154,690
                                                                 ----------
     Total Expenses.........................................      1,690,395
                                                                 ----------
NET INVESTMENT INCOME.......................................        656,526
                                                                 ----------
REALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................          1,473
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $  657,999
                                                                 ==========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   USAZ MONEY MARKET FUND
                                                              --------------------------------
                                                               YEAR ENDED        YEAR ENDED
                                                              DECEMBER 31,      DECEMBER 31,
                                                                  2003              2002
                                                              -------------    ---------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $     656,526    $     1,050,174
  Net realized gains on investments.........................          1,473              1,128
                                                              -------------    ---------------
  Net increase in net assets from operations................        657,999          1,051,302
                                                              -------------    ---------------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................       (657,518)        (1,050,174)
                                                              -------------    ---------------
  Change in net assets resulting from dividends to
     shareholders...........................................       (657,518)        (1,050,174)
                                                              -------------    ---------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    336,997,565      1,518,713,556
  Proceeds from dividends reinvested........................        700,899          1,053,969
  Cost of shares redeemed...................................   (344,365,212)    (1,431,092,346)
                                                              -------------    ---------------
  Change in net assets from capital transactions............     (6,666,748)        88,675,179
                                                              -------------    ---------------
  Net increase/(decrease) in net assets.....................     (6,666,267)        88,676,307
NET ASSETS:
  Beginning of year.........................................    193,156,903        104,480,596
                                                              -------------    ---------------
  End of year...............................................  $ 186,490,636    $   193,156,903
                                                              =============    ===============
UNDISTRIBUTED NET INVESTMENT INCOME.........................  $       1,473    $           992
                                                              =============    ===============
SHARE TRANSACTIONS:
  Shares issued.............................................    336,997,565      1,518,713,556
  Dividends reinvested......................................        700,899          1,053,969
  Shares redeemed...........................................   (344,365,212)    (1,431,092,346)
                                                              -------------    ---------------
  Net increase/(decrease) in shares.........................     (6,666,748)        88,675,179
                                                              =============    ===============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Money Market Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Money Market Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Investments of the Fund are valued at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared daily and paid monthly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Prudential Investment Management, Inc. ("PIM") and the Trust, PIM provides investment advisory services as the Subadviser for the USAZ Money Market Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                                  EXPENSE
                                                                 ANNUAL RATE      LIMIT*
                                                                 -----------   -------------
   USAZ Money Market Fund......................................     0.35%          0.87%

  * The USAZ Money Market Fund changed its expense limit from 0.90% to 0.87% on May 1, 2003.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursement that may potentially be made in subsequent years is zero.

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $24,453 paid by the Fund for meeting and retainer fees.

4. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $700,899 related to ordinary income and the fiscal year ended December 31, 2002 was $1,052,602 related to ordinary income.**

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                  UNDISTRIBUTED
                                                    ORDINARY                                   TOTAL
                                                   INCOME/TAX     ACCUMULATED   DIVIDENDS   ACCUMULATED
                                                  EXEMPT INCOME    EARNINGS      PAYABLE     EARNINGS
                                                  -------------   -----------   ---------   -----------
   USAZ Money Market Fund.......................     $48,826        $48,826     $(47,353)     $1,473

  ** Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                                                       FEBRUARY 1,
                                                       YEAR ENDED DECEMBER 31,           2000 TO
                                                    ------------------------------    DECEMBER 31,
                                                      2003       2002       2001         2000(A)
                                                    --------   --------   --------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $   1.00   $   1.00   $   1.00       $  1.00
                                                    --------   --------   --------       -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................        --*      0.01       0.03          0.05
  Net Realized and Unrealized Gains on
     Investments..................................        --*        --*        --            --
                                                    --------   --------   --------       -------
  Total from Investment Activities................        --*      0.01       0.03          0.05
                                                    --------   --------   --------       -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................        --*     (0.01)     (0.03)        (0.05)
                                                    --------   --------   --------       -------
  Total Dividends.................................        --*     (0.01)     (0.03)        (0.05)
                                                    --------   --------   --------       -------
NET ASSET VALUE, END OF PERIOD....................  $   1.00   $   1.00   $   1.00       $  1.00
                                                    ========   ========   ========       =======
TOTAL RETURN**(b).................................      0.34%      0.84%      3.27%         5.21%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $186,491   $193,157   $104,481       $22,258
Net Investment Income Net of
  Waivers/Reimbursements (c)......................      0.34%      0.81%      2.53%         5.62%
Expenses Before Waivers/Reimbursements***(c)......      0.88%      0.89%      1.21%         1.51%
Expenses Net of Waivers/Reimbursements (c)........      0.88%      0.87%      0.90%         0.90%

------------

*    Amount less than $.005.
** The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Money Market Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) VAN KAMPEN

                             AGGRESSIVE GROWTH FUND

                                 ANNUAL REPORT

                                DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 11

                          Independent Auditors' Report
                                     Page 12

                     Information about Trustees and Officers
                                     Page 13

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) VAN KAMPEN AGGRESSIVE GROWTH FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Van Kampen Aggressive Growth Fund and Van Kampen Investment Advisory Corp. serves as Specialist Manager to the Fund.

Van Kampen Investment Advisory Corp. is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1, 2003 THROUGH DECEMBER 31, 2003?

The Fund returned 37.59% during the 12-months through December 31, 2003. That compared to a 42.71% and 46.31% return for the Fund's benchmarks, the Russell MidCap(R) Growth Index(1) and the Russell 2500(R) Growth Index(1), respectively.

The Fund benefited in absolute terms from its bias towards mid-cap stocks, which posted very strong returns during the period. Investors, after years of poor equity performance, were attracted by the potential for outsized returns among small-cap and mid-cap stocks.

The Fund's relative returns benefited from its strong stock selection in the consumer discretionary, telecommunications and industrials sectors. The Fund also held overweight positions among information technology stocks, and underweight positions among consumer staples stocks. Those positions helped relative performance as technology stocks posted strong returns and consumer staples stocks lagged the benchmark.*

The Fund's relative returns were hurt somewhat by an underweight position among telecommunications stocks, which were among the top-performing stocks during the period. The Fund also held overweight positions in the energy and health care sectors, which performed relatively poorly.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell MidCap(R) Growth Index measures the performance of individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(R) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Fund has changed its standardized benchmark from the Russell 2500(R) Growth Index and the Russell MidCap(R) Growth Index to only the Russell MidCap(R) Growth Index provide a more appropriate market comparison for the Fund's performance. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) VAN KAMPEN AGGRESSIVE GROWTH FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks or other equity securities, including preferred stocks and convertible securities, that the Fund's Specialist Manager believes have an above-average potential for capital growth.

GROWTH OF A $10,000 INVESTMENT

                 USAZ(R) Van Kampen      Russell 2500(R)   Russell MidCap(R)
               Aggressive Growth Fund     Growth Index      Growth Index
 5/1/2001             10000                  10000             10000
                       9740                  10290              9953
     6/01              9360                  10523              9958
                       9000                   9747              9287
                       8300                   9099              8614
                       7140                   7674              7190
                       7460                   8431              7946
                       7940                   9159              8801
    12/01              8100                   9662              9136
                       7770                   9249              8839
                       7450                   8677              8338
                       7690                   9376              8974
                       7530                   9065              8499
                       7310                   8608              8246
     6/02              6680                   7817              7336
                       6050                   6846              6623
                       5980                   6844              6600
                       5670                   6327              6076
                       5810                   6691              6546
                       5830                   7313              7059
    12/02              5480                   6851              6632
                       5420                   6701              6567
                       5360                   6545              6510
                       5480                   6631              6631
                       5830                   7210              7083
                       6440                   7974              7764
     6/03              6480                   8138              7875
                       6700                   8680              8156
                       7030                   9145              8605
                       6800                   8949              8439
                       7400                   9685              9119
                       7550                  10013              9363
    12/03              7540                  10023              9465

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                                        SINCE
                                             1        INCEPTION
                                            YEAR      (5/1/01)
USAZ(R) Van Kampen Aggressive Growth Fund   37.59%     -10.03%
                                            -----      ------
Russell MidCap(R) Growth Index              42.71%      -2.04%
                                            -----      ------
Russell 2500(R) Growth Index                46.31%       0.09%
                                            -----      ------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell MidCap(R) Growth Index and the Russell 2500(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of individual securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(R) Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The
Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities. The Fund has changed its standardized benchmark from the Russell 2500(R) Growth Index and the Russell MidCap(R) Growth Index to only the Russell MidCap(R) Growth Index provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS (93.1%):
Consumer Discretionary (24.5%):
     4,440   Advance Auto Parts, Inc.*....  $   361,416
     8,880   Aeropostale, Inc.*...........      243,490
     8,880   Amazon.com, Inc.*............      467,443
     8,880   AnnTaylor Stores Corp.*......      346,320
     8,880   Bed Bath & Beyond, Inc.*.....      384,948
    11,840   Best Buy Company, Inc. ......      618,522
     5,920   Black & Decker Corp. ........      291,974
     8,880   Brunswick Corp. .............      282,650
     4,440   Centex Corp. ................      477,966
     7,400   Chico's FAS, Inc.*...........      273,430
    20,870   Coach, Inc.*.................      787,843
    11,840   Cox Communications, Inc.,
               Class A*...................      407,888
     5,920   Dow Jones & Company, Inc. ...      295,112
    11,840   eBay, Inc.*..................      764,746
     5,920   Entercom Communications
               Corp.*.....................      313,523
     2,960   Fortune Brands, Inc. ........      211,610
     8,880   GTECH Holdings Corp. ........      439,471
     5,920   Harman International
               Industries, Inc. ..........      437,962
    11,840   Hasbro, Inc. ................      251,955
     4,440   Hovnanian Enterprises, Inc.,
               Class A*...................      386,546
    14,800   International Game
               Technology.................      528,360
     4,440   Lear Corp. ..................      272,305
     8,880   Mandalay Resort Group........      397,114
     5,920   Marriott International, Inc.,
               Class A....................      273,504
     5,920   NetFlix, Inc.*...............      323,765
     8,880   Nordstrom, Inc. .............      304,584
     4,440   Omnicom Group, Inc. .........      387,745
    14,800   Staples, Inc.*...............      404,040
     5,920   Tiffany & Co. ...............      267,584
     5,920   Toll Brothers, Inc.*.........      235,379
    11,840   Univision Communications,
               Inc., Class A*.............      469,930
                                            -----------
                                             11,909,125
                                            -----------
Consumer Staples (3.0%):
     4,440   Alberto-Culver Co., Class
               B..........................      280,075
     5,920   Avon Products, Inc. .........      399,541
    11,840   BJ's Wholesale Club, Inc.*...      271,846
     8,880   R.J. Reynolds Tobacco
               Holdings, Inc. ............      516,372
                                            -----------
                                              1,467,834
                                            -----------
Energy (4.1%):
    15,470   Chesapeake Energy Corp. .....      210,083
     6,250   Kerr-Mcgee Corp. ............      290,563
     5,920   Newfield Exploration Co.*....      263,677
     9,290   Patterson-UTI Energy,
               Inc.*......................      305,827

                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Energy, continued
    11,840   Smith International, Inc.*...  $   491,596
    14,800   XTO Energy, Inc. ............      418,840
                                            -----------
                                              1,980,586
                                            -----------
Financials (7.7%):
    18,030   Ameritrade Holding Corp.*....      253,682
     7,400   CIT Group, Inc. .............      266,030
     5,920   Commerce Bancorp, Inc. ......      311,866
    23,690   E*TRADE Financial Corp.*.....      299,679
     4,440   Golden West Financial
               Corp. .....................      458,163
     4,440   Legg Mason, Inc. ............      342,679
     8,880   Lehman Brothers Holdings,
               Inc. ......................      685,713
    11,840   New York Community Bancorp,
               Inc. ......................      450,512
     8,880   Prudential Financial,
               Inc. ......................      370,918
     5,920   State Street Corp. ..........      308,314
                                            -----------
                                              3,747,556
                                            -----------
Health Care (16.1%):
     5,920   AdvancePCS*..................      311,747
     8,880   Biogen Idec, Inc.*...........      326,606
    11,840   Boston Scientific Corp.*.....      435,238
     8,880   Celgene Corp.*...............      399,778
     5,920   Chiron Corp.*................      337,381
     5,920   Coventry Health Care,
               Inc.*......................      381,781
     4,440   Eon Labs, Inc.*..............      226,218
     5,920   Fisher Scientific
               International, Inc.*.......      244,910
     5,930   Forest Laboratories, Inc.*...      366,474
     2,960   Genentech, Inc.*.............      276,967
     5,920   Gilead Sciences, Inc.*.......      344,189
     4,440   Henry Schein, Inc.*..........      300,055
    11,840   Humana, Inc.*................      270,544
     6,000   Invitrogen Corp.*............      420,000
     5,920   MGI Pharma, Inc.*............      243,608
     4,440   PacifiCare Health Systems,
               Inc.*......................      300,144
     4,440   Pharmaceutical Resources,
               Inc.*......................      289,266
     4,440   Stryker Corp. ...............      377,444
     4,440   Taro Pharmaceutical
               Industries, Ltd.*..........      286,380
    10,430   Teva Pharmaceutical
               Industries, Ltd., ADR......      591,486
    10,440   Watson Pharmaceuticals,
               Inc.*......................      480,240
     8,880   Zimmer Holdings, Inc.*.......      625,153
                                            -----------
                                              7,835,609
                                            -----------
Industrials (8.2%):
    11,840   American Power Conversion
               Corp. .....................      289,488
     8,880   Career Education Corp.*......      355,822
    20,730   Cendant Corp. ...............      461,657
     5,920   Deere & Co. .................      385,096
    11,840   Dover Corp. .................      470,641
     2,980   Eaton Corp. .................      321,780

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                               FAIR
  SHARES                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Industrials, continued
     6,040   Engineered Support Systems,
               Inc. ......................  $   332,562
     8,880   Manpower, Inc. ..............      418,070
     2,960   Northrop Grumman Corp. ......      282,976
     5,920   Parker Hannifin Corp. .......      352,240
     8,880   Rockwell Automation, Inc. ...      316,128
                                            -----------
                                              3,986,460
                                            -----------
Information Technology (24.5%):
    11,840   ADTRAN, Inc. ................      367,040
    20,730   ASML Holding N.V., NY
               Registered Shares*.........      415,637
    14,900   Autodesk, Inc. ..............      366,242
    14,800   BMC Software, Inc.*..........      276,020
    17,770   Broadcom Corp., Class A*.....      605,779
     4,440   CDW Corp. ...................      256,454
    11,840   CheckFree Corp.*.............      327,376
    35,530   Corning, Inc.*...............      370,578
    16,560   Cypress Semiconductor
               Corp.*.....................      353,722
     8,880   Electronic Arts, Inc.*.......      424,286
    14,940   Fairchild Semiconductor
               International, Inc.*.......      373,052
    17,770   Foundry Networks, Inc.*......      486,187
     5,920   International Rectifier
               Corp.*.....................      292,507
    11,840   Jabil Circuit, Inc.*.........      335,072
    23,830   Juniper Networks, Inc.*......      445,144
    11,840   Lam Research Corp.*..........      382,432
    18,000   Microchip Technology,
               Inc. ......................      600,480
     8,141   Nam Tai Electronics, Inc. ...      228,599
    11,840   National Semiconductor
               Corp.*.....................      466,614
     8,880   Novellus Systems, Inc.*......      373,404
     5,920   OmniVision Technologies,
               Inc.*......................      327,080
    14,800   PeopleSoft, Inc.*............      337,440
     5,920   QLogic Corp.*................      305,472
     8,880   Research in Motion, Ltd.*....      593,450

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                       VALUE
----------                                  -----------
COMMON STOCKS, CONTINUED
Information Technology, continued
     5,920   SanDisk Corp.*...............  $   361,949
    23,690   Sanmina Corp.*...............      298,731
     5,920   Silicon Laboratories,
               Inc.*......................      255,862
    14,800   Symantec Corp.*..............      512,820
    17,770   VERITAS Software Corp.*......      660,334
    11,840   Yahoo!, Inc.*................      534,813
                                            -----------
                                             11,934,576
                                            -----------
Materials (3.3%):
     8,880   Alcoa, Inc. .................      337,440
     5,920   Ball Corp. ..................      352,654
    11,840   Georgia-Pacific Corp. .......      363,132
    17,770   Placer Dome, Inc. ...........      318,261
     5,950   Rohm and Haas Co. ...........      254,125
                                            -----------
                                              1,625,612
                                            -----------
Telecommunication Services (1.7%):
    29,610   Nextel Communications, Inc.,
               Class A*...................      830,857
                                            -----------
  Total Common Stocks                        45,318,215
                                            -----------
U.S. GOVERNMENT SPONSORED ENTERPRISE (6.9%):
Federal Home Loan Bank (6.9%):
$3,353,000   0.71%, 1/2/04 (b)............    3,353,000
                                            -----------
INVESTMENT COMPANY (0.0%):
       393   TNT Offshore Deposit
               Account....................          393
                                            -----------
COLLATERAL FOR SECURITIES ON LOAN (13.8%):
 6,728,681   Northern Trust Institutional
               Liquid Asset Portfolio.....    6,728,681
                                            -----------
  Total Investments
    (Cost $47,903,285) (a)--113.8%           55,400,289
  Liabilities in excess of other
    assets--(13.8)%                          (6,709,646)
                                            -----------
  Net Assets--100.0%                        $48,690,643
                                            ===========

------------

*    Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $78,668. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

   Unrealized appreciation...................  $7,831,941
   Unrealized depreciation...................    (413,605)
                                               ----------
   Net unrealized appreciation...............  $7,418,336
                                               ==========

(b)   The rate presented represents the effective yield at December 31, 2003.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    USAZ VAN
                                                                     KAMPEN
                                                                AGGRESSIVE GROWTH
                                                                      FUND
                                                                -----------------
ASSETS
Investments, at cost........................................       $47,903,285
                                                                   ===========
Investments, at value*......................................       $55,400,289
Dividends receivable........................................            17,026
Receivable for investments sold.............................           624,882
Prepaid expenses............................................             2,581
                                                                   -----------
  Total Assets..............................................        56,044,778
                                                                   -----------
LIABILITIES
Payable for investments purchased...........................           569,984
Payable for collateral received on loaned securities........         6,728,681
Adviser fees payable........................................            32,594
Distribution fees payable...................................             9,782
Other accrued liabilities...................................            13,094
                                                                   -----------
  Total Liabilities.........................................         7,354,135
                                                                   -----------
NET ASSETS..................................................       $48,690,643
                                                                   ===========
NET ASSETS CONSIST OF:
  Capital...................................................       $42,621,325
  Net realized losses on investments........................        (1,427,686)
  Net unrealized appreciation of investments................         7,497,004
                                                                   -----------
NET ASSETS..................................................       $48,690,643
                                                                   ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................         6,455,832
Net Asset Value (offering and redemption price per share)...       $      7.54
                                                                   ===========

------------

* Includes securities on loan of $6,661,325.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    USAZ VAN
                                                                     KAMPEN
                                                                AGGRESSIVE GROWTH
                                                                      FUND
                                                                -----------------
INVESTMENT INCOME:
Interest....................................................       $   23,191
Dividends...................................................           92,271
Income from securities lending..............................            3,913
                                                                   ----------
     Total Investment Income................................          119,375
                                                                   ----------
EXPENSES:
Adviser fees................................................          240,050
Administration fees.........................................           42,755
Distribution fees...........................................           66,681
Fund accounting fees........................................            4,638
Custodian fees..............................................           24,374
Legal fees..................................................            7,463
Other expenses..............................................           18,026
                                                                   ----------
     Total expenses before waivers..........................          403,987
     Less expenses waived by the Adviser....................          (70,584)
                                                                   ----------
     Net Expenses...........................................          333,403
                                                                   ----------
NET INVESTMENT LOSS.........................................         (214,028)
                                                                   ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................        1,170,982
Change in unrealized appreciation/depreciation on
  investments...............................................        7,565,937
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        8,736,919
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $8,522,891
                                                                   ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                 AGGRESSIVE GROWTH FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $  (214,028)    $    (48,426)
  Net realized gain/(loss) on investments...................    1,170,982       (2,192,936)
  Change in unrealized appreciation/depreciation on
     investments............................................    7,565,937         (282,793)
                                                              -----------     ------------
  Net increase/(decrease) in net assets from operations.....    8,522,891       (2,524,155)
                                                              -----------     ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   28,951,687       21,955,704
  Cost of shares redeemed...................................   (1,048,680)     (10,166,068)
                                                              -----------     ------------
  Change in net assets from capital transactions............   27,903,007       11,789,636
                                                              -----------     ------------
  Net increase in net assets................................   36,425,898        9,265,481
NET ASSETS:
  Beginning of year.........................................   12,264,745        2,999,264
                                                              -----------     ------------
  End of year...............................................  $48,690,643     $ 12,264,745
                                                              ===========     ============
SHARE TRANSACTIONS:
  Shares issued.............................................    4,375,825        3,589,349
  Shares redeemed...........................................     (157,468)      (1,722,113)
                                                              -----------     ------------
  Net increase in shares....................................    4,218,357        1,867,236
                                                              ===========     ============

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Aggressive Growth Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Aggressive Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                       AVERAGE VALUE ON LOAN
                                                                                          FOR THE PERIOD
                                                         VALUE OF    VALUE OF LOANED      AUGUST THROUGH
                                                        COLLATERAL     SECURITIES        DECEMBER 31, 2003
                                                        ----------   ---------------   ---------------------
   USAZ Van Kampen Aggressive Growth Fund.............  $6,847,821     $6,661,325           $7,929,566

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Investment Advisory Corp. ("VKIAC") and the Trust, VKIAC provides investment advisory services as the Subadviser for the USAZ Van Kampen Aggressive Growth Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Aggressive Growth Fund......................     0.90%*         1.25%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Aggressive Growth Fund......................   $69,239      $119,405     $70,584

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $2,386 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 -----------   -----------
   USAZ Van Kampen Aggressive Growth Fund......................  $71,919,092   $46,251,719

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ Van Kampen Aggressive Growth Fund......................  $1,349,018

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                                 ACCUMULATED                      TOTAL
                                                                 CAPITAL AND     UNREALIZED    ACCUMULATED
                                                                 OTHER LOSSES   APPRECIATION    EARNINGS
                                                                 ------------   ------------   -----------
   USAZ Van Kampen Aggressive Growth Fund......................  $(1,349,018)    $7,418,336    $6,069,318

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED           MAY 1
                                                       DECEMBER 31,         2001 TO
                                                    ------------------    DECEMBER 31,
                                                     2003       2002        2001(A)
                                                    -------    -------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  5.48    $  8.10       $10.00
                                                    -------    -------       ------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................    (0.03)     (0.02)       (0.02)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................     2.09      (2.60)       (1.88)
                                                    -------    -------       ------
  Total from Investment Activities................     2.06      (2.62)       (1.90)
                                                    -------    -------       ------
NET ASSET VALUE, END OF PERIOD....................  $  7.54    $  5.48       $ 8.10
                                                    =======    =======       ======
TOTAL RETURN*(b)..................................    37.59%    (32.35)%     (19.00)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $48,691    $12,265       $2,999
Net Investment Loss Net of Waivers (c)............    (0.80)%    (0.76)%      (0.72)%
Expenses Before Waivers**(c)......................     1.51%      3.12%        7.59%
Expenses Net of Waivers (c).......................     1.25%      1.25%        1.25%
Portfolio Turnover Rate...........................   184.79%    260.54%      188.58%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Van Kampen Aggressive Growth Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) VAN KAMPEN

                                  COMSTOCK FUND

                                 ANNUAL REPORT

                                DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 12

                          Independent Auditors' Report
                                     Page 13

                     Information about Trustees and Officers
                                     Page 14

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) VAN KAMPEN COMSTOCK FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Van Kampen Comstock Fund and Van Kampen Asset Management, Inc. serves as Specialist Manager to the Fund.

Van Kampen Asset Management, Inc. is a wholly owned subsidiary of Van Kampen Investments, Inc. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1, 2003 THROUGH DECEMBER 31, 2003?

The Fund returned 30.53% during the 12-months through December 31, 2003. That compares to a 28.67%, 31.79% and 30.03% return for the Fund's benchmarks, the S&P 500 Stock Index(1), the S&P 500/BARRA Value Index(1) and the Russell 1000(R) Value Index(1), respectively.

In absolute terms, the Fund benefited from very strong performance in the stock market during the period.

The Fund's outperformance of its current benchmark the Russell 1000(R) Value Index was helped by a significant overweight position in the economically sensitive materials sector. We anticipated an economic recovery during the period and believed that such cyclical stocks would benefit in such an environment. We positioned the Fund with nearly triple the weighting in materials stocks compared to the benchmark. We also benefited from strong individual stock selection in the consumer discretionary, consumer staples, energy and telecommunications sectors. An underweight position in the utilities sector also helped boost the Fund's performance relative to its benchmark.*

The Fund's large-cap value bias hurt relative returns somewhat, as small- and mid-cap stocks delivered the period's strongest returns. The Fund's underweight position among technology stocks also hurt its relative performance, which also suffered from our stock selection in the health care and financial sectors. The Fund also held overweight positions in the defensive consumer staples sector, which performed poorly during the period.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 1000(R) Value Index measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The S&P 500/BARRA Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Stock Index having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investors cannot invest directly in an index, although they can invest in its underlying securities. The Fund has changed its standardized benchmark from the S&P 500 Stock Index and the S&P 500/BARRA Value Index to the Russell 1000(R) Value Index to provide a more appropriate market comparison for the Fund's performance.

USAZ(R) VAN KAMPEN COMSTOCK FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek capital growth and income through investing in equity securities, including common stock, preferred stocks and convertible securities. This objective may be changed by the Trustees of the Fund without shareholder approval. In pursuit of its objective, the Fund normally invests at least 65% of its total assets in common stocks. In selecting securities for investment, the Fund focuses primarily on the security's potential for capital growth and income.

GROWTH OF A $10,000 INVESTMENT

                                                  S&P 500    S&P 500/BARRA
            USAZ(R) Van Kampen Russell 1000(R)  Stock Index    Value Index
               Comstock Fund     Value Index
 5/1/2001        10000            10000            10000          10000
                 10350            10225            10067          10105
     6/01        10070             9998             9822           9777
                 10110             9977             9725           9608
                  9680             9577             9117           9053
                  8820             8903             8380           8193
                  8970             8826             8540           8193
                  9440             9339             9195           8713
    12/01         9437             9559             9276           8845
                  9457             9486             9141           8603
                  9347             9501             8964           8526
                  9813             9951             9301           8962
                  9308             9609             8737           8513
                  9278             9657             8673           8547
     6/02         8435             9103             8055           8008
                  7555             8257             7427           7143
                  7687             8319             7476           7192
                  6837             7394             6664           6370
                  7181             7942             7250           6900
                  7909             8442             7677           7384
    12/02         7562             8076             7225           7001
                  7389             7880             7036           6809
                  7277             7670             6931           6623
                  7267             7683             6998           6615
                  7826             8359             7574           7269
                  8415             8898             7974           7804
     6/03         8555             9010             8076           7861
                  8616             9144             8218           8036
                  8851             9286             8378           8209
                  8841             9196             8289           8061
                  9157             9759             8758           8612
                  9249             9891             8836           8689
    12/03         9870            10501             9299           9226

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2003

                                             SINCE
                                   1       INCEPTION
                                  YEAR      (5/1/01)
USAZ(R)Van Kampen Comstock Fund   30.53%     -0.49%
                                  -----      -----
Russell 1000(R)Value Index        30.03%      1.85%
                                  -----      -----
S&P 500 Stock Index               28.67%     -2.69%
                                  -----      -----
S&P 500/BARRA Value Index         31.79%     -2.98%
                                  -----      -----

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Value Index, the S&P 500 Stock Index and S&P 500/BARRA Value Index. The Russell 1000(R) Value Index measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The S&P 500/BARRA Value Index is a market capitalization-weighted index of the stocks in the S&P 500 Stock Index having the lowest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities. The Fund has changed its standardized benchmark from the S&P 500 Stock Index and the S&P 500/BARRA Value Index to the Russell 1000(R) Value Index to provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS (90.3%):
Consumer Discretionary (9.1%):
     46,990   Boise Cascade Corp. .......  $  1,544,091
     24,200   Clear Channel
                Communications, Inc. ....     1,133,286
     38,400   Darden Restaurants,
                Inc. ....................       807,936
     39,700   Eastman Kodak Co. .........     1,019,099
     29,350   Federated Department
                Stores, Inc. ............     1,383,266
     21,400   General Motors Corp. ......     1,142,760
     47,300   Jones Apparel Group,
                Inc. ....................     1,666,379
    155,000   Liberty Media Corp., Class
                A*.......................     1,842,950
     37,690   Limited Brands.............       679,551
     25,000   May Department Stores
                Co. .....................       726,750
     88,360   McDonald's Corp. ..........     2,193,979
    179,260   Walt Disney Co. ...........     4,182,135
                                           ------------
                                             18,322,182
                                           ------------
Consumer Staples (8.5%):
     44,330   Altria Group, Inc. ........     2,412,439
     30,660   CVS Corp. .................     1,107,439
     77,320   Kimberly-Clark Corp. ......     4,568,839
     46,700   Kraft Foods, Inc., Class
                A........................     1,504,674
    273,290   Kroger Co.*................     5,058,597
     36,270   Sara Lee Corp. ............       787,422
     26,500   Unilever NV, NY Shares.....     1,719,850
                                           ------------
                                             17,159,260
                                           ------------
Energy (14.3%):
     62,160   BP plc, ADR................     3,067,596
     33,530   ConocoPhillips.............     2,198,562
     58,110   Diamond Offshore Drilling,
                Inc. ....................     1,191,836
    123,300   GlobalSantaFe Corp. .......     3,061,539
    294,730   Halliburton Co. ...........     7,662,981
    115,070   Schlumberger, Ltd. ........     6,296,630
     29,400   Total Fina Elf SA, ADR.....     2,719,794
    110,600   Transocean, Inc.*..........     2,655,506
                                           ------------
                                             28,854,444
                                           ------------
Financials (16.5%):
     50,200   Allstate Corp. ............     2,159,604
     20,560   Ambac Financial Group,
                Inc. ....................     1,426,658
     44,200   Bank of America Corp. .....     3,555,006
      3,465   Capital One Financial
                Corp. ...................       212,370
     42,190   Chubb Corp. ...............     2,873,139
     63,340   Citigroup, Inc. ...........     3,074,524
     12,900   Fannie Mae.................       968,274
    103,220   Freddie Mac................     6,019,790
      3,700   Goldman Sachs Group,
                Inc. ....................       365,301
     20,680   J.P. Morgan Chase & Co. ...       759,576
     10,780   Merrill Lynch & Company,
                Inc. ....................       632,247
     32,300   MetLife, Inc. .............     1,087,541
        600   Nationwide Financial
                Services, Inc., Class
                A........................        19,836
     44,700   PNC Financial Services
                Group....................     2,446,431
      3,560   Principal Financial Group,
                Inc. ....................       117,729

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Financials, continued
      4,300   RenaissanceRe Holdings,
                Ltd. ....................  $    210,915
     11,190   SunTrust Banks, Inc. ......       800,085
     36,150   Torchmark Corp. ...........     1,646,271
      3,400   Travelers Property Casualty
                Corp., Class A...........        57,052
     34,039   Travelers Property Casualty
                Corp., Class B...........       577,642
     68,890   Wells Fargo & Co. .........     4,056,932
                                           ------------
                                             33,066,923
                                           ------------
Health Care (13.2%):
     34,520   Aetna, Inc. ...............     2,332,862
     19,700   AmerisourceBergen Corp. ...     1,106,155
    269,000   Bristol-Myers Squibb
                Co. .....................     7,693,400
    100,100   GlaxoSmithKline plc, ADR...     4,666,662
     21,210   Merck & Company, Inc. .....       979,902
     86,162   Pfizer, Inc. ..............     3,044,103
     21,570   Roche Holding AG, ADR......     2,175,749
    100,060   Schering-Plough Corp. .....     1,740,043
    114,100   Tenet Healthcare Corp.*....     1,831,305
     22,190   Wyeth......................       941,966
                                           ------------
                                             26,512,147
                                           ------------
Industrials (1.0%):
     33,420   Burlington Northern Santa
                Fe Corp. ................     1,081,137
     31,140   Cognex Corp. ..............       879,394
                                           ------------
                                              1,960,531
                                           ------------
Information Technology (4.5%):
      5,500   Affiliated Computer
                Services, Inc., Class
                A*.......................       299,530
     11,000   Andrew Corp.*..............       126,610
      9,330   Check Point Software
                Technologies, Ltd.*......       156,931
      7,726   Cisco Systems, Inc.*.......       187,665
      6,485   Comverse Technology,
                Inc.*....................       114,071
     53,970   Credence Systems Corp.*....       710,245
     68,775   Flextronics International,
                Ltd.*....................     1,020,621
     61,449   Hewlett-Packard Co. .......     1,411,483
      7,190   International Business
                Machines Corp. ..........       666,369
     13,120   Jabil Circuit, Inc.*.......       371,296
     34,640   JDS Uniphase Corp.*........       126,436
     26,310   KEMET Corp.*...............       360,184
     14,375   Lexmark International,
                Inc.*....................     1,130,449
     21,600   Microsoft Corp. ...........       594,864
     30,150   Nokia Corp., ADR...........       512,550
      6,390   Novellus Systems, Inc.*....       268,700
     22,090   SunGard Data Systems,
                Inc.*....................       612,114
     18,554   Telefonaktiebolaget LM
                Ericsson, ADR*...........       328,406
                                           ------------
                                              8,998,524
                                           ------------

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Materials (9.1%):
     46,400   Alcoa, Inc. ...............  $  1,763,200
    118,360   Dow Chemical Co. ..........     4,920,225
     49,800   E. I. du Pont de Nemours
                and Co. .................     2,285,322
    150,300   Georgia-Pacific Corp. .....     4,609,701
     96,500   International Paper Co. ...     4,160,115
     14,500   Rohm and Haas Co. .........       619,295
                                           ------------
                                             18,357,858
                                           ------------
Telecommunication Services (9.6%):
      3,600   Amdocs, Ltd.*..............        80,928
    178,600   SBC Communications Inc. ...     4,656,102
    519,010   Sprint Corp. ..............     8,522,144
    172,700   Verizon Communications,
                Inc. ....................     6,058,316
                                           ------------
                                             19,317,490
                                           ------------
Utilities (4.5%):
     26,050   American Electric Power
                Company, Inc. ...........       794,786
     60,340   CenterPoint Energy,
                Inc. ....................       584,695
     20,190   Constellation Energy Group,
                Inc. ....................       790,640
      3,860   Exelon Corp. ..............       256,150

  SHARES
    OR
 PRINCIPAL                                     FAIR
  AMOUNT                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Utilities, continued
     46,300   FirstEnergy Corp. .........  $  1,629,760
     27,040   Public Service Enterprise
                Group, Inc. .............     1,184,352
     22,090   Scottish Power plc, ADR....       600,406
    138,710   TXU Corp. .................     3,290,201
                                           ------------
                                              9,130,990
                                           ------------
  Total Common Stocks                       181,680,349
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (9.4%):
Federal Home Loan Bank (9.4%):
$19,000,000   0.71%, 1/2/04 (b)..........    19,000,000
                                           ------------
INVESTMENT COMPANY (0.4%):
    838,510   TNT Offshore Deposit
                Account..................       838,510
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (13.3%):
 26,825,983   Northern Trust
                Institutional Liquid
                Asset Portfolio..........    26,825,983
                                           ------------
  Total Investments
    (Cost $198,536,586) (a)--113.4%         228,344,842
  Liabilities in excess of other
    assets--(13.4)%                         (27,080,258)
                                           ------------
  Net Assets--100.0%                       $201,264,584
                                           ============

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $1,978,865. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $29,531,877
      Unrealized depreciation...................   (1,692,486)
                                                  -----------
      Net unrealized appreciation...............  $27,839,391
                                                  ===========

(b)  The rate presented represents the effective yield at December 31, 2003.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                USAZ VAN KAMPEN
                                                                 COMSTOCK FUND
                                                                ---------------
ASSETS
Investments, at cost........................................     $198,536,586
                                                                 ============
Investments, at value*......................................     $228,344,842
Dividends receivable........................................          357,948
Receivable for investments sold.............................          388,055
Prepaid expenses............................................           10,830
                                                                 ------------
  Total Assets..............................................      229,101,675
                                                                 ------------
LIABILITIES
Dividends payable...........................................          806,222
Payable for collateral received on loaned securities........       26,825,983
Adviser fees payable........................................          128,358
Distribution fees payable...................................           40,225
Other accrued liabilities...................................           36,303
                                                                 ------------
  Total Liabilities.........................................       27,837,091
                                                                 ------------
NET ASSETS..................................................     $201,264,584
                                                                 ============
NET ASSETS CONSIST OF:
  Capital...................................................     $174,641,650
  Net realized losses on investments........................       (3,195,322)
  Net unrealized appreciation of investments................       29,818,256
                                                                 ------------
NET ASSETS..................................................     $201,264,584
                                                                 ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................       20,900,131
Net Asset Value (offering and redemption price per share)...     $       9.63
                                                                 ============

------------

* Includes securities on loan of $26,557,447.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                USAZ VAN KAMPEN
                                                                 COMSTOCK FUND
                                                                ---------------
INVESTMENT INCOME:
Interest....................................................      $   111,669
Dividends...................................................        2,757,269
Income from securities lending..............................            5,716
                                                                  -----------
     Total Investment Income................................        2,874,654
                                                                  -----------
EXPENSES:
Adviser fees................................................          967,799
Administration fees.........................................          183,224
Distribution fees...........................................          314,704
Fund accounting fees........................................            4,133
Custodian fees..............................................           29,959
Legal fees..................................................           29,992
Other expenses..............................................           80,589
                                                                  -----------
     Total expenses before waivers..........................        1,610,400
     Less expenses waived by the Adviser....................          (99,816)
                                                                  -----------
     Net Expenses...........................................        1,510,584
                                                                  -----------
NET INVESTMENT INCOME.......................................        1,364,070
                                                                  -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................        3,183,901
Change in unrealized appreciation/depreciation on
  investments...............................................       33,077,720
                                                                  -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       36,261,621
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $37,625,691
                                                                  ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                     COMSTOCK FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $  1,364,070    $   488,638
  Net realized gain/(loss) on investments...................     3,183,901     (6,177,020)
  Change in unrealized appreciation/depreciation on
     investments............................................    33,077,720     (3,106,627)
                                                              ------------    -----------
  Net increase/(decrease) in net assets from operations.....    37,625,691     (8,795,009)
                                                              ------------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................    (1,364,070)      (488,650)
  From net realized gains on investments....................            --        (89,867)
                                                              ------------    -----------
  Change in net assets resulting from dividends.............    (1,364,070)      (578,517)
                                                              ------------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    91,979,852     65,814,412
  Proceeds from dividends reinvested........................       911,427        224,933
  Cost of shares redeemed...................................      (721,789)      (861,818)
                                                              ------------    -----------
  Change in net assets from capital transactions............    92,169,490     65,177,527
                                                              ------------    -----------
  Net increase in net assets................................   128,431,111     55,804,001
NET ASSETS:
  Beginning of year.........................................    72,833,473     17,029,472
                                                              ------------    -----------
  End of year...............................................  $201,264,584    $72,833,473
                                                              ============    ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    11,087,612      8,062,247
  Dividends reinvested......................................       114,093         24,537
  Shares redeemed...........................................       (93,641)      (108,347)
                                                              ------------    -----------
  Net increase in shares....................................    11,108,064      7,978,437
                                                              ============    ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Comstock Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Comstock Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITIES LENDING

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                     AVERAGE VALUE ON LOAN
                                                                                        FOR THE PERIOD
                                                      VALUE OF     VALUE OF LOANED      AUGUST THROUGH
                                                     COLLATERAL      SECURITIES        DECEMBER 31, 2003
                                                     -----------   ---------------   ---------------------
   USAZ Van Kampen Comstock Fund...................  $27,300,972     $26,557,447          $22,345,516

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented in short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the USAZ Van Kampen Comstock Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Comstock Fund...............................     0.769%*        1.20%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Comstock Fund...............................   $81,944      $120,670     $ 99,816

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $13,816 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   -----------
   USAZ Van Kampen Comstock Fund...............................  $119,967,532   $42,710,705

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ Van Kampen Comstock Fund...............................  $1,216,457

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $911,432 related to ordinary income and the fiscal year ended December 31, 2002 was $224,933 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                 UNDISTRIBUTED                             ACCUMULATED
                                   ORDINARY                                CAPITAL AND                     TOTAL
                                  INCOME/TAX     ACCUMULATED   DIVIDENDS      OTHER       UNREALIZED    ACCUMULATED
                                 EXEMPT INCOME    EARNINGS      PAYABLE      LOSSES      APPRECIATION    EARNINGS
                                 -------------   -----------   ---------   -----------   ------------   -----------
   USAZ Van Kampen Comstock
     Fund......................    $806,222       $806,222     $(806,222)  $(1,216,457)  $27,839,391    $26,622,934

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 100% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN COMSTOCK FUND
FINANCIAL HIGHLIGHTS

                                              YEAR ENDED
                                             DECEMBER 31,        MAY 1, 2001 TO
                                          -------------------     DECEMBER 31,
                                            2003       2002          2001(A)
                                          --------    -------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD....  $   7.44    $  9.39        $ 10.00
                                          --------    -------        -------
INVESTMENT ACTIVITIES:
  Net Investment Income.................      0.08       0.03           0.03
  Net Realized and Unrealized
     Gains/(Losses) on Investments......      2.19      (1.92)         (0.59)
                                          --------    -------        -------
  Total from Investment Activities......      2.27      (1.89)         (0.56)
                                          --------    -------        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income.................     (0.08)     (0.03)         (0.03)
  Net Realized Gains....................        --      (0.03)         (0.02)
                                          --------    -------        -------
  Total Dividends.......................     (0.08)     (0.06)         (0.05)
                                          --------    -------        -------
NET ASSET VALUE, END OF PERIOD..........  $   9.63    $  7.44        $  9.39
                                          ========    =======        =======
TOTAL RETURN*(b)........................     30.53%    (19.87)%        (5.63)%
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)......  $201,265    $72,833        $17,029
Net Investment Income Net of
  Waivers/Reimbursements (c)............      1.08%      1.14%          1.01%
Expenses Before
  Waivers/Reimbursements**(c)...........      1.28%      1.48%          3.01%
Expenses Net of Waivers/Reimbursements
  (c)...................................      1.20%      1.20%          1.20%
Portfolio Turnover Rate.................     36.85%     49.06%         32.23%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Van Kampen Comstock Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) VAN KAMPEN

                              EMERGING GROWTH FUND

                                 ANNUAL REPORT

                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                               TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 11

                          Independent Auditors' Report
                                     Page 12

                    Information about Trustees and Officers
                                     Page 13

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) VAN KAMPEN EMERGING GROWTH FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Van Kampen Emerging Growth Fund and Van Kampen Asset Management Inc. serves as Specialist Manager to the Fund.

Van Kampen Asset Management Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1,2003 THROUGH DECEMBER 31,2003?

The Fund returned 26.60% during the 12-months ended December 31, 2003. That compares to a 29.75% return for the Fund's benchmark, the Russell 1000(R) Growth Index(1).

The Fund's underperformance relative to its benchmark reflects weak stock selection in the information technology and consumer staples sectors. Though technology stocks performed very well during the period--and the Fund held a substantial overweight among such stocks--the Fund's holdings didn't keep pace with the benchmark's technology gains. Shares of consumer staples companies suffered because such stocks are defensive and tend to perform well during an economic downturn. The Fund's individual holdings in the financial and industrial sectors also dragged on performance.*

The Fund's absolute performance benefited from its bias towards shares of the smaller firms in the large-cap universe. Such stocks performed better than their larger peers as smaller companies tend to benefit more from economic growth.*

The Fund benefited from its strong stock selection in the consumer discretionary sector--particularly among Internet retailers--which performed very strongly during the period. The Fund's health care holdings also had a positive effect on relative performance, due primarily to strong stock selection that far outpaced the sector's performance.*

*The Fund's portfolio composition is subject ot change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 1000(R) Growth Index measures the performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) VAN KAMPEN EMERGING GROWTH FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is long-term capital appreciation. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in equity securities of emerging growth companies.

INVESTMENT RISK

Smaller companies typically have a higher risk of failure and historically have experienced a greater degree of volatility.

Emerging market investing may be subject to additional economic, political, liquidity, and currency risks not associated with more developed countries.

GROWTH OF A $10,000 INVESTMENT

                    USAZ(R) Van Kampen      Russell 1000(R)
                   Emerging Growth Fund      Growth Index
 5/1/2001                 10000                10000
                          10120                 9853
     6/01                  9740                 9625
                           9640                 9384
                           8970                 8617
                           8360                 7756
                           8620                 8163
                           9160                 8948
    12/01                  9220                 8931
                           9020                 8773
                           8530                 8409
                           8760                 8700
                           8460                 7990
                           8140                 7796
     6/02                  7540                 7075
                           6840                 6686
                           6800                 6706
                           6410                 6011
                           6620                 6562
                           6730                 6918
    12/02                  6240                 6441
                           6160                 6284
                           6150                 6255
                           6250                 6372
                           6590                 6843
                           7040                 7184
     6/03                  7040                 7283
                           7240                 7465
                           7480                 7650
                           7240                 7568
                           7830                 7993
                           7920                 8077
    12/03                  7900                 8356

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                                     SINCE
                                            1      INCEPTION
                                          YEAR     (5/1/01)
                                          -----    ---------
USAZ(R)Van Kampen Emerging Growth Fund    26.60%       -8.45%
                                          -----    ---------
Russell 1000(R)Growth Index               29.75%       -6.51%
                                          -----    ---------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Growth Index, an unmanaged index that measures the performance of individual securities found in the Russell universe with higher price-to-book and higher forecasted growth values. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS (89.3%):
Consumer Discretionary (21.4%):
      4,700   Advance Auto Parts,
                Inc.*....................  $    382,580
     28,290   Amazon.com, Inc.*..........     1,489,185
     16,840   Bed Bath & Beyond, Inc.*...       730,014
     28,550   Best Buy Company, Inc. ....     1,491,451
      6,950   Centex Corp. ..............       748,168
      7,150   Chico's FAS, Inc.*.........       264,193
     26,950   Coach, Inc.*...............     1,017,363
     27,420   eBay, Inc.*................     1,771,057
     42,550   Gap, Inc. .................       987,586
     21,300   General Motors Corp. ......     1,137,420
      5,400   Harman International
                Industries, Inc. ........       399,492
     29,600   Home Depot, Inc. ..........     1,050,504
     53,900   International Game
                Technology...............     1,924,229
     10,100   Lennar Corp., Class A......       969,600
     18,430   Lowe's Companies, Inc. ....     1,020,838
     14,000   Mandalay Resort Group......       626,080
     50,800   McDonald's Corp. ..........     1,261,364
     13,500   News Corporation, Ltd.,
                ADR......................       487,350
     16,850   NIKE, Inc., Class B........     1,153,551
     33,700   Staples, Inc.*.............       920,010
     26,950   Starbucks Corp.*...........       890,967
      5,400   Tiffany & Co. .............       244,080
     13,500   Univision Communications,
                Inc., Class A*...........       535,815
     42,950   Walt Disney Co. ...........     1,002,024
     14,550   Wendy's International,
                Inc. ....................       570,942
     10,150   Williams-Sonoma, Inc.*.....       352,916
                                           ------------
                                             23,428,779
                                           ------------
Consumer Staples (3.2%):
     21,300   Coca-Cola Co. .............     1,080,975
     14,100   CVS Corp. .................       509,292
     10,100   Procter & Gamble Co. ......     1,008,788
     23,950   Walgreen Co. ..............       871,301
                                           ------------
                                              3,470,356
                                           ------------
Energy (4.3%):
     13,200   Apache Corp. ..............     1,070,520
     12,650   ChevronTexaco Corp. .......     1,092,834
     20,200   Schlumberger, Ltd. ........     1,105,344
     23,570   Smith International,
                Inc.*....................       978,626
     14,750   XTO Energy, Inc. ..........       417,425
                                           ------------
                                              4,664,749
                                           ------------
Financials (4.8%):
     13,600   American Express Co. ......       655,928
     26,950   Ameritrade Holding
                Corp.*...................       379,187
     13,467   Countrywide Financial
                Corp. ...................     1,021,444
      9,450   Goldman Sachs Group,
                Inc. ....................       932,999
     13,500   Lehman Brothers Holdings,
                Inc. ....................     1,042,470

                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Financials, continued
     20,200   Merrill Lynch & Company,
                Inc. ....................  $  1,184,729
                                           ------------
                                              5,216,757
                                           ------------
Health Care (12.7%):
      7,900   Abbott Laboratories........       368,140
      9,050   Amgen, Inc.*...............       559,290
     34,150   Boston Scientific Corp.*...     1,255,354
     17,250   Celgene Corp.*.............       776,595
     26,950   Chiron Corp.*..............     1,535,881
     14,550   Forest Laboratories,
                Inc.*....................       899,190
     20,400   Genentech, Inc.*...........     1,908,827
     13,500   Genzyme Corp.*.............       666,090
      9,550   GlaxoSmithKline plc, ADR...       445,221
      8,800   Invitrogen Corp.*..........       616,000
     28,450   Pfizer, Inc. ..............     1,005,139
      6,750   Stryker Corp. .............       573,818
     13,500   Teva Pharmaceutical
                Industries, Ltd., ADR....       765,585
     18,440   UnitedHealth Group,
                Inc. ....................     1,072,839
     20,200   Zimmer Holdings, Inc.*.....     1,422,080
                                           ------------
                                             13,870,049
                                           ------------
Industrials (4.6%):
     13,500   3M Co. ....................     1,147,904
     13,810   Apollo Group, Inc., Class
                A*.......................       939,080
     37,350   Cendant Corp. .............       831,785
     16,850   Deere & Co. ...............     1,096,093
     10,700   United Technologies
                Corp. ...................     1,014,039
                                           ------------
                                              5,028,901
                                           ------------
Information Technology (33.0%):
     24,600   Adobe Systems, Inc. .......       966,780
     13,500   ADTRAN, Inc. ..............       418,500
     33,700   Analog Devices, Inc. ......     1,538,405
     67,400   Applied Materials, Inc.*...     1,513,130
     47,200   Broadcom Corp., Class A*...     1,609,048
    121,350   Cisco Systems, Inc.*.......     2,947,591
     10,100   Cognizant Technology
                Solutions Corp.*.........       460,964
     97,700   Corning, Inc.*.............     1,019,011
     63,950   Dell Inc.*.................     2,171,741
     14,040   Electronic Arts, Inc.*.....       670,831
     87,800   EMC Corp.*.................     1,134,376
     20,200   Foundry Networks, Inc.*....       552,672
     85,100   Intel Corp. ...............     2,740,219
     13,500   International Rectifier
                Corp.*...................       667,035
     53,900   Juniper Networks, Inc.*....     1,006,852
     21,350   Lam Research Corp.*........       689,605
     23,600   Linear Technology Corp. ...       992,852
     27,800   Microchip Technology,
                Inc. ....................       927,408
     38,080   Microsoft Corp. ...........     1,048,723
     26,950   National Semiconductor
                Corp.*...................     1,062,100
     27,400   Novellus Systems, Inc.*....     1,152,170
      6,950   OmniVision Technologies,
                Inc.*....................       383,988

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                               FAIR
  SHARES                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Information Technology, continued
     26,950   PMC-Sierra, Inc.*..........  $    543,043
     18,250   QUALCOMM, Inc. ............       984,223
     24,750   SAP AG, ADR................     1,028,610
     33,900   Symantec Corp.*............     1,174,635
     53,900   Texas Instruments, Inc. ...     1,583,582
     53,900   VERITAS Software Corp.*....     2,002,923
     34,950   Xilinx, Inc.*..............     1,353,963
     40,450   Yahoo!, Inc.*..............     1,827,127
                                           ------------
                                             36,172,107
                                           ------------
Materials (3.1%):
     35,050   Alcoa, Inc. ...............     1,331,900
     24,850   Dow Chemical Co. ..........     1,033,015
     20,200   Newmont Mining Corp. ......       981,922
                                           ------------
                                              3,346,837
                                           ------------
Telecommunication Services (2.2%):
     87,650   Nextel Communications,
                Inc., Class A*...........     2,459,459

  SHARES
    OR
 PRINCIPAL                                     FAIR
  AMOUNT                                      VALUE
-----------                                ------------
COMMON STOCKS, CONTINUED
Telecommunication Services, continued
      9,000   Winstar Communications,
                Inc.*....................  $          9
                                           ------------
                                              2,459,468
                                           ------------
  Total Common Stocks                        97,658,003
                                           ------------
INVESTMENT COMPANY (0.0%):
      1,914   TNT Offshore Deposit
                Account..................         1,914
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (11.0%):
Federal Home Loan Bank (11.0%):
$12,047,000   0.71%, 1/2/04 (b)..........    12,047,000
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (11.9%):
 12,969,975   Northern Trust
                Institutional Liquid
                Asset Portfolio..........    12,969,975
                                           ------------
  Total Investments
    (Cost $105,602,142) (a)--112.2%         122,676,892
  Liabilities in excess of other
    assets -- (12.2)%                       (13,338,673)
                                           ------------
  Net Assets--100.0%                       $109,338,219
                                           ============

------------

*   Non-income producing security.

ADR -- American Depository Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $524,240. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $17,011,238
      Unrealized depreciation...................     (460,728)
                                                  -----------
      Net unrealized appreciation...............  $16,550,510
                                                  ===========

(b)  The rate presented represents the effective yield at December 31, 2003.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    USAZ
                                                                 VAN KAMPEN
                                                                  EMERGING
                                                                GROWTH FUND
                                                                ------------
ASSETS
Investments, at cost........................................    $105,602,142
                                                                ============
Investments, at value*......................................    $122,676,892
Dividends receivable........................................          33,726
Receivable for investments sold.............................         245,792
Prepaid expenses............................................           5,851
                                                                ------------
  Total Assets..............................................     122,962,261
                                                                ------------
LIABILITIES
Payable for investments purchased...........................         548,394
Payable for collateral received on loaned securities........      12,969,975
Adviser fees payable........................................          62,366
Distribution fees payable...................................          22,146
Other accrued liabilities...................................          21,161
                                                                ------------
  Total Liabilities.........................................      13,624,042
                                                                ------------
NET ASSETS..................................................    $109,338,219
                                                                ============
NET ASSETS CONSIST OF:
  Capital...................................................    $ 98,981,899
  Net realized losses on investments........................      (6,718,430)
  Net unrealized appreciation of investments................      17,074,750
                                                                ------------
NET ASSETS..................................................    $109,338,219
                                                                ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................      13,834,990
Net Asset Value (offering and redemption price per share)...    $       7.90
                                                                ============

------------

*    Includes securities on loan of $12,840,142.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                   USAZ
                                                                VAN KAMPEN
                                                                 EMERGING
                                                                GROWTH FUND
                                                                -----------
INVESTMENT INCOME:
Interest....................................................    $    66,539
Dividends...................................................        294,662
Income from securities lending..............................          3,234
                                                                -----------
     Total Investment Income................................        364,435
                                                                -----------
EXPENSES:
Adviser fees................................................        591,533
Administration fees.........................................        103,429
Distribution fees...........................................        173,980
Fund accounting fees........................................          3,700
Custodian fees..............................................         26,891
Legal fees..................................................         18,090
Other expenses..............................................         42,791
                                                                -----------
     Total expenses before waivers..........................        960,414
     Less expenses waived by the Adviser....................       (194,901)
                                                                -----------
     Net Expenses...........................................        765,513
                                                                -----------
NET INVESTMENT LOSS.........................................       (401,078)
                                                                -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments..........................       (283,497)
Change in unrealized appreciation/depreciation on
  investments...............................................     17,258,032
                                                                -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............     16,974,535
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $16,573,457
                                                                ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                  EMERGING GROWTH FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $   (401,078)   $   (67,727)
  Net realized loss on investments..........................      (283,497)    (5,667,494)
  Change in unrealized appreciation/depreciation on
     investments............................................    17,258,032       (723,998)
                                                              ------------    -----------
  Net increase/(decrease) in net assets from operations.....    16,573,457     (6,459,219)
                                                              ------------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    57,442,128     37,040,307
  Cost of shares redeemed...................................      (814,005)      (653,336)
                                                              ------------    -----------
  Change in net assets from capital transactions............    56,628,123     36,386,971
                                                              ------------    -----------
  Net increase in net assets................................    73,201,580     29,927,752
NET ASSETS:
  Beginning of year.........................................    36,136,639      6,208,887
                                                              ------------    -----------
  End of year...............................................  $109,338,219    $36,136,639
                                                              ============    ===========
SHARE TRANSACTIONS:
  Shares issued.............................................     8,162,318      5,211,182
  Shares redeemed...........................................      (122,436)       (89,409)
                                                              ------------    -----------
  Net increase in shares....................................     8,039,882      5,121,773
                                                              ============    ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Emerging Growth Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Emerging Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                      AVERAGE VALUE ON LOAN
                                                                                         FOR THE PERIOD
                                                     VALUE OF         VALUE OF           AUGUST THROUGH
                                                    COLLATERAL    LOANED SECURITIES     DECEMBER 31, 2003
                                                    -----------   -----------------   ---------------------
   USAZ Van Kampen Emerging Growth Fund...........  $13,199,626      $12,840,142           $14,425,074

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the USAZ Van Kampen Emerging Growth Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Emerging Growth Fund........................     0.85%          1.10%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Emerging Growth Fund........................   $76,394      $164,904     $194,901

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $7,261 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   ------------
   USAZ Van Kampen Emerging Growth Fund........................  $152,036,194   $102,239,644

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2009   12/31/2010   12/31/2011
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Emerging Growth Fund........................   $490,385    $4,290,750   $1,413,055

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                                                ACCUMULATED                      TOTAL
                                                                CAPITAL AND     UNREALIZED    ACCUMULATED
                                                                OTHER LOSSES   APPRECIATION    EARNINGS
                                                                ------------   ------------   -----------
   USAZ Van Kampen Emerging Growth Fund.......................  $(6,194,190)   $16,550,510    $10,356,320

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN EMERGING GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED
                                                       DECEMBER 31,        MAY 1, 2001 TO
                                                    -------------------     DECEMBER 31,
                                                      2003       2002         2001(A)
                                                    --------    -------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $   6.24    $  9.22       $ 10.00
                                                    --------    -------       -------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................     (0.03)     (0.01)        (0.01)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................      1.69      (2.97)        (0.77)
                                                    --------    -------       -------
  Total from Investment Activities................      1.66      (2.98)        (0.78)
                                                    --------    -------       -------
NET ASSET VALUE, END OF PERIOD....................  $   7.90    $  6.24       $  9.22
                                                    ========    =======       =======
TOTAL RETURN*(b)..................................     26.60%    (32.32)%       (7.80)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $109,338    $36,137       $ 6,209
Net Investment Loss Net of Waivers (c)............     (0.58)%    (0.40)%       (0.21)%
Expenses Before Waivers**(c)......................      1.38%      2.07%         3.81%
Expenses Net of Waivers (c).......................      1.10%      1.10%         1.10%
Portfolio Turnover Rate...........................    160.26%    188.69%       160.81%

------------

 * The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Van Kampen Emerging Growth Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                 USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE                USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE AND ADDRESS          VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ---------------------       ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) VAN KAMPEN

                             GLOBAL FRANCHISE FUND

                                  ANNUAL REPORT

                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 4

                             Statement of Operations
                                     Page 5

                       Statement of Changes in Net Assets
                                     Page 6

                          Notes to Financial Statements
                                     Page 7

                              Financial Highlights
                                     Page 10

                          Independent Auditors' Report
                                     Page 11

                    Information about Trustees and Officers
                                     Page 12

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) VAN KAMPEN GLOBAL FRANCHISE FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Van Kampen Global Franchise Fund and Van Kampen Investment Advisory Corp. serves as Specialist Manager to the Fund.

Van Kampen Investment Advisory Corp. is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

WHAT FACTOR AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD FROM ITS INCEPTION ON MAY 1,2003 THROUGH DECEMBER 31,2003?

The Fund returned 23.90% during the period. That compares to a 28.79% return for the Fund's benchmark, the MSCI World Index(1), for the same period.

The Fund's concentrated portfolio included no exposure to stocks in the materials, financial, information technology, telecommunications or energy sectors. The Fund's lack of exposure to technology and telecommunications stocks was a considerable drag on performance, as such shares were among the period's strongest performers. The Fund's relative performance also was hurt by its investment in certain stocks of pharmaceutical, consumer cyclical and food processing companies.*

The Fund's relative returns were helped by the strong performance of certain food, beverage and tobacco stocks. The Fund also benefited from an underweight position in the industrial sector, which trailed more economically sensitive sectors.*

In absolute terms, the Fund benefited from strong equity performance during the period. Investors were increasingly attracted to the stock market's return potential as the economy continued to recover.

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Morgan Stanley Capital International (MSCI) World Index is a market capitalization-weighted equity index which monitors the performance of stocks from around the world. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USAZ(R) VAN KAMPEN GLOBAL FRANCHISE FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek long-term capital appreciation. This objective may be changed by the Trustees without shareholder approval. The Fund seeks to achieve its investment objective by investing primarily in a non-diversified portfolio of publicly traded equity securities of issuers located throughout the world that the manager believes have resilient business franchises and growth potential.

INVESTMENT RISKS

International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

A concentrated portfolio may add a measure of volatility to performance, as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.

GROWTH OF A $10,000 INVESTMENT

                  USAZ(R) Van Kampen
                Global Franchise Fund     MSCI World Index
 5/1/2003               10000                  10000
                        10430                  10569
     6/03               10565                  10751
                        10274                  10968
                        10525                  11204
                        10825                  11271
                        11205                  11939
                        11646                  12119
    12/03               12390                  12852

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AGGREGATE TOTAL RETURN AS OF DECEMBER 31,2003

                                             SINCE
                                           INCEPTION
                                            (5/1/03)
                                           ---------
USAZ(R)Van Kampen Global Franchise Fund        23.90%
                                           ---------
MSCI World Index                               28.79%
                                           ---------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged market capitalization-weighted equity index which monitors the performance of stocks from around the world. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                              FAIR
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS (95.0%):
Consumer Discretionary (17.4%):
  41,970   Capital Radio plc.............  $   353,123
   7,324   Fortune Brands, Inc. .........      523,593
  20,487   New York Times Co., Class A...      979,074
  56,262   Reed Elsevier NV..............      699,016
 183,166   SMG plc.......................      380,358
  33,460   Torstar Corp., Class B........      751,151
  48,515   WPP Group plc.................      476,368
                                           -----------
                                             4,162,683
                                           -----------
Consumer Staples (54.5%):
 131,556   Allied Domecq plc.............    1,015,027
  21,369   Altria Group, Inc. ...........    1,162,901
 135,116   British American Tobacco
             plc.........................    1,862,460
   5,189   Brown-Forman Corp., Class B...      484,912
 189,422   Cadbury Schweppes plc.........    1,391,133
   5,028   Davide Campari-Milano SpA.....      244,170
  82,577   Diageo plc....................    1,086,516
   6,617   Groupe Danone.................    1,080,019
  35,040   Imperial Tobacco Group plc....      689,996
  15,484   Kimberly-Clark Corp. .........      914,950
   4,170   Nestle SA, Registered
             Shares......................    1,041,868
  46,335   Reckitt Benckiser plc.........    1,048,446
 102,844   Swedish Match AB..............    1,050,552
                                           -----------
                                            13,072,950
                                           -----------

                                              FAIR
 SHARES                                       VALUE
--------                                   -----------
COMMON STOCKS, CONTINUED
Health Care (15.2%):
  10,736   Aventis SA....................  $   709,593
  22,156   Bristol-Myers Squibb Co. .....      633,662
  36,133   GlaxoSmithKline plc...........      827,949
  16,894   Merck & Company, Inc. ........      780,503
  15,312   Novartis AG, Registered
             Shares......................      695,184
                                           -----------
                                             3,646,891
                                           -----------
Industrials (7.9%):
  18,434   Kone Oyj, B Shares............    1,057,954
  40,186   Zardoya Otis SA...............      836,362
                                           -----------
                                             1,894,316
                                           -----------
  Total Common Stocks                       22,776,840
                                           -----------
INVESTMENT COMPANY (13.7%):
3,281,544  NTRS London Deposit Account...    3,281,544
                                           -----------
  Total Investments
    (Cost $23,302,908) (a)--108.7%          26,058,384
  Liabilities in excess of other
    assets--(8.7)%                          (2,076,164)
                                           -----------
  Net Assets--100.0%                       $23,982,220
                                           ===========

------------

(a) Represents cost for financial reporting purposes, is the same as federal income tax purposes, and differs from fair value by net unrealized appreciation of securities as follows:

    Unrealized appreciation...................  $2,761,549
    Unrealized depreciation...................      (6,073)
                                                ----------
    Net unrealized appreciation...............  $2,755,476
                                                ==========

   At December 31, 2003, the Fund's foreign currency exchange contracts were as follows:

                                                                                                        UNREALIZED
                                                                 DELIVERY    CONTRACT       FAIR       APPRECIATION
                             CURRENCY                              DATE       VALUE        VALUE      (DEPRECIATION)
                             --------                            --------   ----------   ----------   --------------
    Long
      Euro.....................................................  1/07/04    $   11,609   $   11,613     $       4
    Short
      British Pound............................................  1/08/04    $2,359,610   $2,459,896     $(100,286)

   The following represents the concentrations by country as of December 31, 2003 based upon the total fair value.

                     COUNTRY                    PERCENTAGE
                     -------                    ----------
    United Kingdom............................     35.1%
    United States.............................     33.6%
    France....................................      6.8%
    Switzerland...............................      6.7%
    Finland...................................      4.1%
    Sweden....................................      4.0%
    Spain.....................................      3.2%
    Canada....................................      2.9%
    Netherlands...............................      2.7%
    Italy.....................................      0.9%
                                                  -----
                                                  100.0%
                                                  =====

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                    USAZ VAN
                                                                     KAMPEN
                                                                GLOBAL FRANCHISE
                                                                      FUND
                                                                ----------------
ASSETS
Investments, at cost........................................      $23,302,908
                                                                  ===========
Investments, at value.......................................      $26,058,384
Foreign currency, at value (a)..............................            6,685
Dividends receivable........................................           42,749
Reclaim receivable..........................................               41
Prepaid expenses............................................            1,170
                                                                  -----------
  Total Assets..............................................       26,109,029
                                                                  -----------
LIABILITIES
Dividends payable...........................................            5,889
Payable for investments purchased...........................        1,991,708
Payable for forward foreign currency contracts..............          100,282
Adviser fees payable........................................           14,103
Distribution fees payable...................................            4,308
Other accrued liabilities...................................           10,519
                                                                  -----------
  Total Liabilities.........................................        2,126,809
                                                                  -----------
NET ASSETS..................................................      $23,982,220
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $21,377,355
  Distributions in excess of net investment income..........          (45,338)
  Net unrealized appreciation of investments and foreign
     currency...............................................        2,650,203
                                                                  -----------
NET ASSETS..................................................      $23,982,220
                                                                  ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................        1,938,943
Net Asset Value (offering and redemption price per share)...      $     12.37
                                                                  ===========

------------
(a) Foreign currency at cost for the USAZ Van Kampen Global Franchise Fund was $6,648.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2003 TO DECEMBER 31, 2003 (A)

                                                                    USAZ VAN
                                                                     KAMPEN
                                                                GLOBAL FRANCHISE
                                                                      FUND
                                                                ----------------
INVESTMENT INCOME:
Dividends...................................................       $  127,484
Foreign withholding tax.....................................           (7,566)
                                                                   ----------
     Total Investment Income................................          119,918
                                                                   ----------
EXPENSES:
Adviser fees................................................           59,400
Administration fees.........................................            8,022
Distribution fees...........................................           15,631
Fund accounting fees........................................            2,214
Custodian fees..............................................           14,177
Legal fees..................................................            1,493
Other expenses..............................................            5,892
                                                                   ----------
     Total expenses before waivers..........................          106,829
     Less expenses waived by the Adviser....................          (22,419)
                                                                   ----------
     Net Expenses...........................................           84,410
                                                                   ----------
NET INVESTMENT INCOME.......................................           35,508
                                                                   ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized losses on investments and foreign currency.....          (70,532)
Change in unrealized appreciation/depreciation on
  investments and foreign currency..........................        2,650,203
                                                                   ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        2,579,671
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $2,615,179
                                                                   ==========

------------
(a) Period from commencement of operations.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                 GLOBAL FRANCHISE FUND
                                                                      MAY 1, 2003
                                                                TO DECEMBER 31, 2003 (A)
                                                                ------------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................          $    35,508
  Net realized losses on investments and foreign currency...              (70,532)
  Change in unrealized appreciation/depreciation on
     investments and foreign currency.......................            2,650,203
                                                                      -----------
  Net increase in net assets from operations................            2,615,179
                                                                      -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................               (7,258)
  From net realized gains on investments....................               (5,889)
                                                                      -----------
  Change in net assets resulting from dividends.............              (13,147)
                                                                      -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................           21,430,703
  Proceeds from dividends reinvested........................                7,258
  Cost of shares redeemed...................................              (57,773)
                                                                      -----------
  Change in net assets from capital transactions............           21,380,188
                                                                      -----------
  Net increase in net assets................................           23,982,220
NET ASSETS:
  Beginning of period.......................................                   --
                                                                      -----------
  End of period.............................................          $23,982,220
                                                                      ===========
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME............          $   (45,338)
                                                                      ===========
SHARE TRANSACTIONS:
  Shares issued.............................................            1,943,170
  Dividends reinvested......................................                  688
  Shares redeemed...........................................               (4,915)
                                                                      -----------
  Net increase in shares....................................            1,938,943
                                                                      ===========

------------

(a) Period from commencement of operations.

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). The USAZ Van Kampen Global Franchise Fund commenced operations on May 1, 2003. These Notes to the Financial Statements are for the USAZ Van Kampen Global Franchise Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Global Franchise Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  FOREIGN CURRENCY TRANSLATION

  The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

  FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

  The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the USAZ Van Kampen Global Franchise Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the period ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Global Franchise Fund.......................     0.95%          1.35%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2003, the reimbursement that may potentially be made in subsequent years is as follows:

                                                                  EXPIRES
                                                                 12/31/2006
                                                                 ----------
   USAZ Van Kampen Global Franchise Fund.......................   $22,419

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the period ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $432 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the period ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES     SALES
                                                                 -----------   --------
   USAZ Van Kampen Global Franchise Fund.......................  $20,273,961   $298,371

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  The tax characteristics of dividends paid to shareholders during the period ended December 31, 2003 was $7,258 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                            UNDISTRIBUTED                             ACCUMULATED
                              ORDINARY                                CAPITAL AND                     TOTAL
                             INCOME/TAX     ACCUMULATED   DIVIDENDS      OTHER       UNREALIZED    ACCUMULATED
                            EXEMPT INCOME    EARNINGS      PAYABLE      LOSSES      APPRECIATION    EARNINGS
                            -------------   -----------   ---------   -----------   ------------   -----------
   USAZ Van Kampen Global
     Franchise Fund.......     $5,889         $5,889       $(5,889)    $(145,620)    $2,750,485    $2,604,865

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  Capital losses incurred after October 31st, within a Fund's fiscal year, can be deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer such capital losses:

                                                                 POST-OCTOBER
                                                                    LOSSES
                                                                 ------------
   USAZ Van Kampen Global Franchise Fund.......................    $145,620

  For corporate shareholders, 100% of the total ordinary income distributions paid during the period ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GLOBAL FRANCHISE FUND
FINANCIAL HIGHLIGHTS

                                                       MAY 1, 2003 TO
                                                        DECEMBER 31,
                                                          2003 (A)
                                                    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............        $ 10.00
                                                          -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................           0.02
  Net Realized and Unrealized Gains on Investments
     and Foreign Currencies.......................           2.36
                                                          -------
  Total from Investment Activities................           2.38
                                                          -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................          (0.01)
  Net Realized Gains..............................             --*
                                                          -------
  Total Dividends.................................          (0.01)
                                                          -------
NET ASSET VALUE, END OF PERIOD....................        $ 12.37
                                                          =======
TOTAL RETURN**(b).................................          23.90%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................        $23,982
Net Investment Income Net of Waivers (c)..........           0.57%
Expenses Before Waivers***(c).....................           1.70%
Expenses Net of Waivers (c).......................           1.35%
Portfolio Turnover Rate...........................           3.31%

------------

*    Amount less than $.005.
** The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.
***  During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 10

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Van Kampen Global Franchise Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) VAN KAMPEN

                             GROWTH AND INCOME FUND

                                  ANNUAL REPORT

                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 12

                          Independent Auditors' Report
                                     Page 13

                     Information about Trustees and Officers
                                     Page 14

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) VAN KAMPEN GROWTH AND INCOME FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Van Kampen Growth and Income Fund and Van Kampen Asset Management Inc. serves as Specialist Manager to the Fund.

Van Kampen Asset Management Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1,2003 THROUGH DECEMBER 31,2003?

The Fund's total return for the 12-months ended December 31, 2003 was 27.46%. That compares to the Fund's benchmarks the Russell 1000(R) Index(1), the S&P 500 Stock Index(1) and the Russell 1000(R) Value Index(1), which returned 29.89%, 28.67% and 30.03%, respectively.

The Fund's return lagged its benchmarks primarily due to its underweight position in the information technology sector. We employ a stock-picking strategy that strives to identify identifies attractively-valued shares of firms we believe are poised to benefit from a catalyst such as sector consolidation or management change. Technology stocks were among the strongest performers during the period, but we did not believe that such stocks fit the Fund's disciplined value strategy. The Fund's relative return also was hurt by poor performance among individual stock picks in the energy and telecommunications sectors.*

The Fund's underweight positions in health care and consumer staples helped buoy its relative returns, as investors avoided such defensive sectors. Strong stock selection among the Fund's health care holdings was beneficial to overall performance. The Fund held an overweight position in the materials sector, which also helped performance as the improving economy benefited such stocks.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell 1000(R) Index measures the performance of 1000 largest companies within the Russell 3000 Index. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. Investors cannot invest directly in an index, although they can invest in its underlying securities. The Fund has changed its standardized benchmark from the S&P 500 Stock Index and the Russell 1000(R) Index to the Russell 1000(R) Value Index to provide a more appropriate market comparison for the Fund's performance.

USAZ(R) VAN KAMPEN GROWTH AND INCOME FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek income and long-term growth of capital. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in income producing equity securities, including common stocks and convertible securities.

GROWTH OF A $10,000 INVESTMENT

             USAZ(R) Van Kampen   Russell 1000(R)    S&P 500    Russell 1000(R)
          Growth and Income Fund      Index        Stock Index    Value Index
5/1/2001        10000                 10000           10000           10000
                10330                 10068           10067         10224.6
    6/01        10138                  9840            9822         9997.86
                10249                  9706            9725         9976.61
                 9788                  9114            9117         9576.99
                 9097                  8341            8380         8902.95
                 9007                  8515            8540         8826.33
                 9650                  9171            9195         9339.46
   12/01         9759                  9268            9276         9559.43
                 9688                  9151            9141         9485.77
                 9789                  8968            8964            9501
                10186                  9337            9301          9950.5
                10004                  8802            8737         9609.24
                10004                  8724            8673         9657.41
    6/02         9352                  8080            8055         9102.91
                 8545                  7482            7427         8256.71
                 8636                  7522            7476         8319.06
                 7692                  6714            6664         7394.08
                 8167                  7272            7250         7941.87
                 8531                  7697            7677         8442.19
   12/02         8323                  7262            7225          8075.5
                 8090                  7086            7036         7880.01
                 7958                  6976            6931         7669.93
                 7912                  7048            6998         7682.66
                 8471                  7617            7574         8358.92
                 9070                  8051            7974         8898.49
    6/03         9172                  8157            8076         9009.76
                 9335                  8320            8218         9143.91
                 9477                  8489            8378          9286.4
                 9385                  8402            8289          9195.8
                 9813                  8894            8758         9758.56
                 9936                  9001            8836         9890.95
   12/03        10609                  9432            9299         10500.6

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                                       SINCE
                                             1       INCEPTION
                                            YEAR      (5/1/01)
                                            -----    ---------
USAZ(R)Van Kampen Growth and Income Fund    27.46%        2.24%
                                            -----    ---------
Russell 1000(R)Value Index                  30.03%        1.85%
                                            -----    ---------
Russell 1000(R)Index                        29.89%       -2.17%
                                            -----    ---------
S&P 500 Stock Index                         28.67%       -2.69%
                                            -----    ---------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell 1000(R) Index, the S&P 500 Stock Index and the Russell 1000(R) Value Index. The Russell 1000(R) Index measures the performance of 1000 largest companies withing the Russell 3000 Index. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of the certain securities found in the Russell universe with less-than-average growth orientation and low price-to-book and earnings ratios. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities. The Fund has changed its standardized benchmark from the S&P 500 Stock Index and the Russell 1000(R) Index to the Russell 1000(R) Value Index to provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (97.1%):
Consumer Discretionary (13.0%):
    22,770   Clear Channel
               Communications, Inc.......  $  1,066,319
   140,940   Hilton Hotels Corp. ........     2,414,302
    88,070   Honda Motor Company, Ltd.,
               ADR.......................     1,981,575
    68,100   Interpublic Group of
               Companies, Inc.*..........     1,062,360
    20,550   Magna International, Inc.,
               Class A...................     1,645,028
    43,430   McDonald's Corp. ...........     1,078,367
    59,760   Starwood Hotels & Resorts
               Worldwide, Inc............     2,149,567
   250,750   Time Warner, Inc.*..........     4,510,992
   132,150   Walt Disney Co. ............     3,083,060
                                           ------------
                                             18,991,570
                                           ------------
Consumer Staples (7.7%):
    34,040   Altria Group, Inc. .........     1,852,457
    43,360   Cadbury Schweppes plc,
               ADR.......................     1,296,030
    48,930   Kimberly-Clark Corp. .......     2,891,273
    33,590   Kraft Foods, Inc., Class
               A.........................     1,082,270
    17,600   Nestle SA, ADR..............     1,099,333
    26,140   PepsiCo, Inc. ..............     1,218,647
    33,560   Wal-Mart Stores, Inc. ......     1,780,358
                                           ------------
                                             11,220,368
                                           ------------
Energy (10.7%):
    81,310   BP plc, ADR.................     4,012,650
    32,534   ConocoPhillips..............     2,133,254
    30,420   EOG Resources, Inc. ........     1,404,491
    73,642   Exxon Mobil Corp. ..........     3,019,322
    64,670   Schlumberger, Ltd. .........     3,538,742
    31,550   Valero Energy Corp. ........     1,462,027
                                           ------------
                                             15,570,486
                                           ------------
Financials (24.0%):
    26,200   A.G. Edwards, Inc. .........       949,226
    20,580   Bank of America Corp. ......     1,655,249
    42,440   Bank One Corp. .............     1,934,840
    59,640   Chubb Corp. ................     4,061,483
    69,950   Citigroup, Inc. ............     3,395,373
    33,870   Fannie Mae..................     2,542,282
    15,330   Freddie Mac.................       894,046
    52,040   Hartford Financial Services
               Group, Inc................     3,071,921
    68,500   J.P. Morgan Chase & Co. ....     2,516,005
    25,540   Lehman Brothers Holdings,
               Inc. .....................     1,972,199
    45,400   Merrill Lynch & Company,
               Inc. .....................     2,662,710
    41,900   MetLife, Inc. ..............     1,410,773
    40,340   PNC Financial Services
               Group.....................     2,207,808
    50,440   Prudential Financial,
               Inc. .....................     2,106,879
   141,200   Travelers Property Casualty
               Corp., Class A............     2,369,336

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Financials, continued
    32,380   Wachovia Corp. .............  $  1,508,584
                                           ------------
                                             35,258,714
                                           ------------
Health Care (12.4%):
    29,450   AstraZeneca plc, ADR........     1,424,791
    42,910   Bausch & Lomb, Inc. ........     2,227,029
   212,480   Bristol-Myers Squibb Co. ...     6,076,927
    25,870   CIGNA Corp. ................     1,487,525
    25,790   Roche Holding AG, ADR.......     2,601,417
   129,020   Schering-Plough Corp. ......     2,243,658
   131,550   Tenet Healthcare Corp.*.....     2,111,378
                                           ------------
                                             18,172,725
                                           ------------
Industrials (8.5%):
    99,300   Equifax, Inc. ..............     2,432,850
    27,550   Ingersoll Rand Co. .........     1,870,094
   119,390   Norfolk Southern Corp. .....     2,823,573
    28,160   Parker Hannifin Corp. ......     1,675,520
    18,440   Raytheon Co. ...............       553,938
    23,860   Textron, Inc. ..............     1,361,452
    24,540   Union Pacific Corp. ........     1,705,039
                                           ------------
                                             12,422,466
                                           ------------
Information Technology (6.6%):
    36,140   Automatic Data Processing,
               Inc. .....................     1,431,505
    73,290   Hewlett-Packard Co. ........     1,683,471
    23,650   International Business
               Machines Corp.............     2,191,882
    95,080   Microsoft Corp. ............     2,618,504
   101,400   Nokia Corp., ADR............     1,723,800
                                           ------------
                                              9,649,162
                                           ------------
Materials (8.5%):
    96,190   Bayer AG, ADR...............     2,839,106
    39,320   Dow Chemical Co. ...........     1,634,532
    22,430   E. I. du Pont de Nemours and
               Co. ......................     1,029,313
    41,230   Newmont Mining Corp. .......     2,004,190
    34,050   Phelps Dodge Corp.*.........     2,590,865
    36,390   Temple-Inland, Inc. ........     2,280,561
                                           ------------
                                             12,378,567
                                           ------------
Telecommunication Services (2.3%):
    65,970   Sprint Corp. ...............     1,083,227
    65,750   Verizon Communications,
               Inc. .....................     2,306,510
                                           ------------
                                              3,389,737
                                           ------------
Utilities (3.4%):
    55,870   Edison International*.......     1,225,229
    21,720   Entergy Corp. ..............     1,240,864
    21,830   Exelon Corp. ...............     1,448,639

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Utilities, continued
    29,530   FirstEnergy Corp. ..........  $  1,039,456
                                           ------------
                                              4,954,188
                                           ------------
  Total Common Stocks                       142,007,983
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (2.9%):
Federal Home Loan Bank (2.9%):
$4,234,000   0.71%, 1/2/04 (b)...........     4,234,000
                                           ------------
INVESTMENT COMPANY (0.0%):
     1,069   TNT Offshore Deposit
               Account...................         1,069
                                           ------------


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COLLATERAL FOR SECURITIES ON LOAN (11.6%):
16,915,326   Northern Trust Institutional
               Liquid Asset Portfolio....  $ 16,915,326
                                           ------------
  Total Investments
    (Cost $141,280,788) (a) -- 111.6%       163,158,378
                                           ------------
  Liabilities in excess of other
    assets -- (11.6)%                       (16,986,272)
                                           ------------
  Net Assets -- 100.0%                     $146,172,106
                                           ============

------------

*   Non-income producing security.

ADR -- American Depository Receipt.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $786,008. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................  $21,800,233
      Unrealized depreciation...................     (708,651)
                                                  -----------
      Net unrealized appreciation...............  $21,091,582
                                                  ===========

(b)  The rate presented represents the effective yield at December 31, 2003.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                 USAZ VAN KAMPEN
                                                                   GROWTH AND
                                                                   INCOME FUND
                                                                -----------------
ASSETS
Investments, at cost........................................      $141,280,788
                                                                  ============
Investments, at value*......................................      $163,158,378
Dividends receivable........................................           307,611
Receivable for investments sold.............................           261,571
Prepaid expenses............................................             7,856
                                                                  ------------
  Total Assets..............................................       163,735,416
                                                                  ------------
LIABILITIES
Dividends payable...........................................           419,938
Payable for investments purchased...........................            94,948
Payable for collateral received on loaned securities........        16,915,326
Adviser fees payable........................................            80,788
Distribution fees payable...................................            29,233
Other accrued liabilities...................................            23,077
                                                                  ------------
  Total Liabilities.........................................        17,563,310
                                                                  ------------
NET ASSETS..................................................      $146,172,106
                                                                  ============
NET ASSETS CONSIST OF:
  Capital...................................................      $126,424,361
  Net realized losses on investments........................        (2,129,845)
  Net unrealized appreciation of investments................        21,877,590
                                                                  ------------
NET ASSETS..................................................      $146,172,106
                                                                  ============
Shares of beneficial interest (unlimited shares
  authorized)...............................................        14,091,864
Net Asset Value (offering and redemption price per share)...      $      10.37
                                                                  ============

------------

*    Includes securities on loan of $16,745,998.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                 USAZ VAN KAMPEN
                                                                   GROWTH AND
                                                                   INCOME FUND
                                                                -----------------
INVESTMENT INCOME:
Interest....................................................       $    42,836
Dividends...................................................         1,898,604
Income from securities lending..............................             2,406
                                                                   -----------
     Total Investment Income................................         1,943,846
                                                                   -----------
EXPENSES:
Adviser fees................................................           691,333
Administration fees.........................................           131,009
Distribution fees...........................................           223,610
Fund accounting fees........................................             3,067
Custodian fees..............................................            29,825
Legal fees..................................................            20,538
Other expenses..............................................            55,789
                                                                   -----------
     Total expenses before waivers..........................         1,155,171
     Less expenses waived by the Adviser....................          (171,283)
                                                                   -----------
     Net Expenses...........................................           983,888
                                                                   -----------
NET INVESTMENT INCOME.......................................           959,958
                                                                   -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................         1,939,339
Change in unrealized appreciation/depreciation on
  investments...............................................        22,808,193
                                                                   -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............        24,747,532
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $25,707,490
                                                                   ===========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                 GROWTH AND INCOME FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income.....................................  $    959,958    $   273,786
  Net realized gain/(loss) on investments...................     1,939,339     (3,533,985)
  Change in unrealized appreciation/depreciation on
     investments............................................    22,808,193     (1,343,769)
                                                              ------------    -----------
  Net increase/(decrease) in net assets from operations.....    25,707,490     (4,603,968)
                                                              ------------    -----------
DIVIDENDS TO SHAREHOLDERS:
  From net investment income................................      (959,958)      (274,067)
                                                              ------------    -----------
  Change in net assets resulting from dividends to
     shareholders...........................................      (959,958)      (274,067)
                                                              ------------    -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................    73,894,899     37,357,714
  Proceeds from dividends reinvested........................       681,753        132,335
  Cost of shares redeemed...................................      (872,937)    (1,292,069)
                                                              ------------    -----------
  Change in net assets from capital transactions............    73,703,715     36,197,980
                                                              ------------    -----------
  Net increase in net assets................................    98,451,247     31,319,945
NET ASSETS:
  Beginning of year.........................................    47,720,859     16,400,914
                                                              ------------    -----------
  End of year...............................................  $146,172,106    $47,720,859
                                                              ============    ===========
SHARE TRANSACTIONS:
  Shares issued.............................................     8,300,251      4,246,510
  Dividends reinvested......................................        78,623         15,423
  Shares redeemed...........................................       (98,508)      (142,107)
                                                              ------------    -----------
  Net increase in shares....................................     8,280,366      4,119,826
                                                              ============    ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Growth and Income Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Growth and Income Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid quarterly for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 10% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially at all times to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                      AVERAGE VALUE ON LOAN
                                                                                         FOR THE PERIOD
                                                     VALUE OF         VALUE OF           AUGUST THROUGH
                                                    COLLATERAL    LOANED SECURITIES     DECEMBER 31, 2003
                                                    -----------   -----------------   ---------------------
   USAZ Van Kampen Growth and Income Fund.........  $17,214,834      $16,745,998           $11,881,841

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Asset Management, Inc. ("VKAM") and the Trust, VKAM provides investment advisory services as the Subadviser for the USAZ Van Kampen Growth and Income Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Growth and Income Fund......................     0.773%*        1.10%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Growth and Income Fund......................   $100,177     $140,090     $171,283

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $9,325 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   -----------
   USAZ Van Kampen Growth and Income Fund......................  $121,283,512   $49,548,357

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  At December 31, 2003, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                                                  EXPIRES
                                                                 12/31/2010
                                                                 ----------
   USAZ Van Kampen Growth and Income Fund......................  $1,343,837

  To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  The tax characteristics of dividends paid to shareholders during the fiscal year ended December 31, 2003 was $681,753 related to ordinary income and the fiscal year ended December 31, 2002 was $132,335 related to ordinary income.*

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                            UNDISTRIBUTED
                              ORDINARY                                ACCUMULATED                      TOTAL
                             INCOME/TAX     ACCUMULATED   DIVIDENDS   CAPITAL AND     UNREALIZED    ACCUMULATED
                            EXEMPT INCOME    EARNINGS      PAYABLE    OTHER LOSSES   APPRECIATION    EARNINGS
                            -------------   -----------   ---------   ------------   ------------   -----------
   USAZ Van Kampen Growth
     and Income Fund......    $419,938       $419,938     $(419,938)  $(1,343,837)   $21,091,582    $19,747,745

  * Total distributions paid differ from the statement of changes in net assets because dividends are recognized when actually paid for tax purposes.

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 100% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED
                                                       DECEMBER 31,        MAY 1, 2001 TO
                                                    -------------------     DECEMBER 31,
                                                      2003       2002          2001(A)
                                                    --------    -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $   8.21    $  9.70        $ 10.00
                                                    --------    -------        -------
INVESTMENT ACTIVITIES:
  Net Investment Income...........................      0.08       0.07           0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................      2.16      (1.49)         (0.30)
                                                    --------    -------        -------
  Total from Investment Activities................      2.24      (1.42)         (0.24)
                                                    --------    -------        -------
DIVIDENDS TO SHAREHOLDERS FROM:
  Net Investment Income...........................     (0.08)     (0.07)         (0.06)
                                                    --------    -------        -------
  Total Dividends.................................     (0.08)     (0.07)         (0.06)
                                                    --------    -------        -------
NET ASSET VALUE, END OF PERIOD....................  $  10.37    $  8.21        $  9.70
                                                    ========    =======        =======
TOTAL RETURN*(b)..................................     27.46%    (14.71)%        (2.41)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $146,172    $47,721        $16,401
Net Investment Income Net of Waivers (c)..........      1.07%      0.94%          1.00%
Expenses Before Waivers**(c)......................      1.29%      1.58%          2.71%
Expenses Net of Waivers (c).......................      1.10%      1.10%          1.10%
Portfolio Turnover Rate...........................     57.44%     60.56%         56.31%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.
 12

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Van Kampen Growth and Income Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

                               USAZ(R) VAN KAMPEN

                                   GROWTH FUND

                                  ANNUAL REPORT

                               DECEMBER 31, 2003

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                        Schedule of Portfolio Investments
                                     Page 3

                       Statement of Assets and Liabilities
                                     Page 5

                             Statement of Operations
                                     Page 6

                       Statements of Changes in Net Assets
                                     Page 7

                          Notes to Financial Statements
                                     Page 8

                              Financial Highlights
                                     Page 11

                          Independent Auditors' Report
                                     Page 12

                     Information about Trustees and Officers
                                     Page 13

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) VAN KAMPEN GROWTH FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ Van Kampen Growth Fund and Van Kampen Investment Advisory Corp. serves as Specialist Manager to the Fund.

Van Kampen Investment Advisory Corp. is a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THE 12-MONTH PERIOD FROM JANUARY 1,2003 THROUGH DECEMBER 31,2003?

The Fund posted a total return of 28.43% during the 12-months through December 31, 2003. That compared to a return of 42.71% and 28.67% for the Fund's benchmarks, the Russell MidCap(R) Growth Index(1) and the S&P 500 Stock Index(1), respectively.

The Fund performed strongly in absolute terms, but its bias towards shares of high-quality growth hurt returns somewhat as shares of lower-quality smaller-cap firms were the period's best performers.

The Fund's performance, relative to its benchmark, was hampered by an underweight position and stock selection in the strong-performing information technology sector. That said, the Fund's technology holdings made a strong positive contribution to its overall performance. The Fund also held an overweight position in defensive shares of consumer staples companies, which performed relatively poorly as the economy rebounded. Certain energy stocks as well as an overweight position in the energy sector also hurt the Fund's relative performance. Stock selection in the health care sector hurt performance somewhat, though this was partially mitigated by the favorable impact of the Fund's underweight position among such shares.*

The Fund's relative performance was helped by an overweight position in consumer discretionary stocks, which benefited from improved economic fundamentals and strong consumer spending during the period. The Fund's overweight position in the telecommunications sector--one of the period's top performers--also helped boost shareholder returns relative to the Fund's benchmark.*

*The Fund's portfolio composition is subject to change. Holdings and weightings are as of December 31, 2003.

(1)The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. Investors cannot invest directly in an index, although they can invest in the underlying securities. The Fund has changed its standardized benchmark from the S&P 500 Stock Index to the Russell MidCap(R) Growth Index to provide a more appropriate market comparison for the Fund's performance.

USAZ(R) VAN KAMPEN GROWTH FUND REVIEW

FUND OBJECTIVE

The Fund's investment objective is to seek capital growth. This objective may be changed by the Trustees of the Fund without shareholder approval. The Fund normally invests at least 65% of its total assets in common stocks and other equity securities of growth companies.

GROWTH OF A $10,000 INVESTMENT

               USAZ(R) Van Kampen   Russell Mid Cap(R)    S&P 500 Stock
                 Growth Fund          Growth Index            Index
 5/1/2001           10000                10000                10000
                    10130                 9953                10067
     6/01            9900                 9958                 9822
                     9720                 9287                 9725
                     9170                 8614                 9117
                     8070                 7190                 8380
                     8490                 7946                 8540
                     9280                 8801                 9195
    12/01            9610                 9136                 9276
                     9590                 8839                 9141
                     9130                 8338                 8964
                     9630                 8974                 9301
                     9370                 8499                 8737
                     9140                 8246                 8673
     6/02            8460                 7336                 8055
                     7650                 6623                 7427
                     7670                 6600                 7476
                     7130                 6076                 6664
                     7410                 6546                 7250
                     7670                 7059                 7677
    12/02            7280                 6632                 7225
                     7150                 6567                 7036
                     7020                 6510                 6931
                     7130                 6631                 6998
                     7520                 7083                 7574
                     8050                 7764                 7974
     6/04            8090                 7875                 8076
                     8230                 8156                 8218
                     8700                 8605                 8378
                     8420                 8439                 8289
                     9160                 9119                 8758
                     9330                 9363                 8836
    12/03            9350                 9465                 9299

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31,2003

                                            SINCE
                                   1      INCEPTION
                                 YEAR      (5/1/01)
                                 -----    ---------
USAZ(R)Van Kampen Growth Fund    28.43%       -2.48%
                                 -----    ---------
Russell MidCap(R)Growth Index    42.71%       -2.04%
                                 -----    ---------
S&P 500 Stock Index              28.67%       -2.69%
                                 -----    ---------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN MORE CURRENT PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

The Fund's performance is compared to the Russell MidCap(R) Growth Index and the S&P 500 Stock Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measue of the U.S. stock market as a whole. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for these services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities. The Fund has changed its standardized benchmark from the S&P 500 Stock Index to the Russell MidCap(R) Growth Index to provide a more appropriate market comparison for the Fund's performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2003

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS (97.3%):
Consumer Discretionary (28.6%):
    15,100   Chico's FAS, Inc.*..........  $    557,945
    19,000   Citadel Broadcasting
               Corp.*....................       425,030
    11,160   Coach, Inc.*................       421,290
    13,150   Dollar General Corp. .......       276,019
    28,100   Dollar Tree Stores, Inc.*...       844,686
     5,800   Gentex Corp. ...............       256,128
     5,600   Getty Images, Inc.*.........       280,728
    28,190   GTECH Holdings Corp. .......     1,395,122
    12,300   Harman International
               Industries, Inc. .........       909,954
    20,800   Interactive Data Corp.*.....       344,448
    21,150   International Game
               Technology................       755,055
     2,600   Lennar Corp., Class A.......       249,600
     3,500   Mohawk Industries, Inc.*....       246,890
     1,020   NVR, Inc.*..................       475,320
     8,700   Outback Steakhouse, Inc. ...       384,627
     4,900   P.F. Chang's China Bistro,
               Inc.*.....................       249,312
    17,330   PETsMART, Inc. .............       412,454
     7,000   R.H. Donnelley Corp.*.......       278,880
    27,800   Radio One, Inc., Class D*...       536,540
    37,510   Royal Caribbean Cruises,
               Ltd. .....................     1,304,973
     8,400   Sonic Corp.*................       257,208
    25,300   Station Casinos, Inc. ......       774,939
     8,700   Tiffany & Co. ..............       393,240
    16,000   TJX Companies, Inc. ........       352,800
     6,100   Tractor Supply Co.*.........       237,229
    26,500   Univision Communications,
               Inc., Class A*............     1,051,785
    14,300   Westwood One, Inc.*.........       489,203
    27,990   Wynn Resorts, Ltd.*.........       784,000
                                           ------------
                                             14,945,405
                                           ------------
Consumer Staples (0.8%):
    14,800   Cott Corp.*.................       414,548
                                           ------------
Energy (4.1%):
    14,000   BJ Services Co.*............       502,600
    16,800   Pioneer Natural Resources
               Co.*......................       536,424
    20,560   Smith International,
               Inc.*.....................       853,651
    10,800   Suncor Energy, Inc. ........       270,648
                                           ------------
                                              2,163,323
                                           ------------
Financials (9.4%):
     3,686   Affiliated Managers Group,
               Inc.*.....................       256,509
    49,700   Ameritrade Holding Corp.*...       699,278
     8,300   Brascan Corp., Class A......       253,482
    14,910   Doral Financial Corp. ......       481,295
    14,330   Federated Investors, Inc.,
               Class B...................       420,729
     4,790   Legg Mason, Inc. ...........       369,692
     9,510   Moody's Corp. ..............       575,831

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Financials, continued
     7,400   Plum Creek Timber Company,
               Inc. .....................  $    225,330
     9,100   Radian Group, Inc. .........       443,625
    12,800   Sovereign Bancorp, Inc. ....       304,000
     9,700   UCBH Holdings, Inc. ........       378,009
     1,150   White Mountains Insurance
               Group, Ltd. ..............       528,943
                                           ------------
                                              4,936,723
                                           ------------
Health Care (13.0%):
     5,310   Allergan, Inc. .............       407,861
     6,500   C. R. Bard, Inc. ...........       528,125
     8,640   Celgene Corp.*..............       388,973
     9,800   Community Health Systems,
               Inc.*.....................       260,484
     4,600   Coventry Health Care,
               Inc.*.....................       296,654
     9,800   Endo Pharmaceuticals
               Holdings, Inc.*...........       188,748
     9,740   Genzyme Corp.*..............       480,572
     5,500   ICOS Corp.*.................       227,040
     5,600   IDEXX Laboratories, Inc.*...       259,168
    15,690   IMS Health, Inc. ...........       390,053
     8,400   Lincare Holdings, Inc.*.....       252,252
     9,680   MedImmune, Inc.*............       245,872
    12,600   Millennium Pharmaceuticals,
               Inc.*.....................       235,242
     9,200   NPS Pharmaceuticals,
               Inc.*.....................       282,808
     3,700   Patterson Dental Co.*.......       237,392
     9,300   Shire Pharmaceuticals Group
               plc, ADR*.................       270,165
     4,930   St. Jude Medical, Inc.*.....       302,456
     3,970   Valeant Pharmaceuticals
               International.............        99,846
    14,700   Varian Medical Systems,
               Inc.*.....................     1,015,769
     5,980   Zimmer Holdings, Inc.*......       420,992
                                           ------------
                                              6,790,472
                                           ------------
Industrials (11.5%):
    16,800   Alliance Data Systems
               Corp.*....................       465,024
     6,390   Apollo Group, Inc., Class
               A*........................       434,520
    13,900   ARAMARK Corp., Class B......       381,138
    12,800   C.H. Robinson Worldwide,
               Inc. .....................       485,248
    13,700   ChoicePoint, Inc.*..........       521,833
    10,100   Corporate Executive Board
               Co.*......................       471,367
    14,500   DeVry, Inc.*................       364,385
     7,500   Empresa Brasileira de
               Aeronautica S.A., ADR.....       262,725
     6,500   Graco, Inc. ................       260,650
    10,500   Iron Mountain, Inc.*........       415,170
    13,100   ITT Educational Services,
               Inc.*.....................       615,307

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
DECEMBER 31, 2003


                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Industrials, continued
     8,000   JetBlue Airways Corp.*......  $    212,160
    18,900   Stericycle, Inc.*...........       882,630
     9,800   Viad Corp. .................       245,000
                                           ------------
                                              6,017,157
                                           ------------
Information Technology (21.5%):
    11,050   Adobe Systems, Inc. ........       434,265
    79,800   Agere Systems, Inc., Class
               A*........................       243,390
     4,900   Amphenol Corp., Class A*....       313,257
    12,660   ASML Holding N.V., NY
               Registered Shares*........       253,833
     7,100   Broadcom Corp., Class A*....       242,039
     4,140   CDW Corp. ..................       239,126
     5,600   Cognizant Technology
               Solutions Corp.*..........       255,584
     5,000   Cognos, Inc.*...............       153,100
    31,680   Corning, Inc.*..............       330,422
     5,500   D&B Corp.*..................       278,905
     8,900   Diebold, Inc. ..............       479,443
     8,680   Electronic Arts, Inc.*......       414,730
    20,700   Fairchild Semiconductor
               International, Inc.*......       516,879
     8,900   Global Payments, Inc. ......       419,368
     9,550   Integrated Circuit Systems,
               Inc.*.....................       272,080
     5,000   KLA-Tencor Corp.*...........       293,350
     9,030   Lam Research Corp.*.........       291,669
     6,100   Linear Technology Corp. ....       256,627
    12,600   Marvell Technology Group,
               Ltd.*.....................       477,918
    10,800   Mercury Interactive
               Corp.*....................       525,312
     5,900   National Semiconductor
               Corp.*....................       232,519
    22,300   Network Appliance, Inc.*....       457,819
    53,500   Novell, Inc.*...............       562,821
     9,500   Novellus Systems, Inc.*.....       399,475
     9,800   Paychex, Inc. ..............       364,560
    11,600   PeopleSoft, Inc.*...........       264,480
     4,270   QLogic Corp.*...............       220,332
     8,400   Rambus, Inc.*...............       257,880
    20,730   Siebel Systems, Inc.*.......       287,525

  SHARES
    OR
PRINCIPAL                                      FAIR
  AMOUNT                                      VALUE
----------                                 ------------
COMMON STOCKS, CONTINUED
Information Technology, continued
    17,610   SunGard Data Systems,
               Inc.*.....................  $    487,973
    15,660   Symantec Corp.*.............       542,619
    15,540   Synopsys, Inc.*.............       524,630
                                           ------------
                                             11,293,930
                                           ------------
Materials (3.0%):
     8,800   Ecolab, Inc. ...............       240,856
    12,300   Freeport-McMoRan Copper &
               Gold, Inc., Class B.......       518,199
    22,200   Placer Dome, Inc. ..........       397,602
     7,220   Sealed Air Corp.*...........       390,891
                                           ------------
                                              1,547,548
                                           ------------
Telecommunication Services (4.7%):
    70,400   Crown Castle International
               Corp.*....................       776,512
    23,600   IDT Corp., Class B*.........       545,868
    16,571   NTL, Inc.*..................     1,155,827
                                           ------------
                                              2,478,207
                                           ------------
Utilities (0.8%):
    12,300   Questar Corp. ..............       432,345
                                           ------------
  Total Common Stocks                        51,019,658
                                           ------------
U.S. GOVERNMENT SPONSORED ENTERPRISE (2.9%):
Federal Home Loan Bank (2.9%):
$1,545,000   0.71%, 1/2/04 (b)...........     1,545,000
                                           ------------
INVESTMENT COMPANY (0.0%):
     1,016   TNT Offshore Deposit
               Account...................         1,016
                                           ------------
COLLATERAL FOR SECURITIES ON LOAN (22.0%):
11,520,885   Northern Trust Institutional
               Liquid Asset Portfolio....    11,520,885
                                           ------------
  Total Investments
    (Cost $59,667,786) (a)--122.2%           64,086,559
    Liabilities in excess of other
    assets--(22.2)%                         (11,662,703)
                                           ------------
  Net Assets--100.0%                       $ 52,423,856
                                           ============

------------

*  Non-income producing security.

ADR--American Depository Receipt

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $225,389. Cost for federal income tax purposes differs from fair value by net unrealized appreciation of securities as follows:


   Unrealized appreciation...................  $5,114,301
   Unrealized depreciation...................    (920,917)
                                               ----------
   Net unrealized appreciation...............  $4,193,384
                                               ==========

(b) The rate presented represents the effective yield at December 31, 2003.

See accompanying notes to the financial statements.
 4

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

                                                                USAZ VAN KAMPEN
                                                                  GROWTH FUND
                                                                ---------------
ASSETS
Investments, at cost........................................      $59,667,786
                                                                  ===========
Investments, at value*......................................      $64,086,559
Dividends receivable........................................            5,427
Receivable for investments sold.............................           44,138
Prepaid expenses............................................            2,823
                                                                  -----------
  Total Assets..............................................       64,138,947
                                                                  -----------
LIABILITIES
Payable for investments purchased...........................          132,657
Payable for collateral received on loaned securities........       11,520,885
Adviser fees payable........................................           34,193
Distribution fees payable...................................           10,765
Other accrued liabilities...................................           16,591
                                                                  -----------
  Total Liabilities.........................................       11,715,091
                                                                  -----------
NET ASSETS..................................................      $52,423,856
                                                                  ===========
NET ASSETS CONSIST OF:
  Capital...................................................      $46,011,585
  Net realized gains on investments.........................        1,993,498
  Net unrealized appreciation of investments................        4,418,773
                                                                  -----------
NET ASSETS..................................................      $52,423,856
                                                                  ===========
Shares of beneficial interest (unlimited shares
  authorized)...............................................        5,609,587
Net Asset Value (offering and redemption price per share)...      $      9.35
                                                                  ===========

------------

* Includes securities on loan of $11,405,557.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                USAZ VAN KAMPEN
                                                                  GROWTH FUND
                                                                ---------------
INVESTMENT INCOME:
Interest....................................................      $   15,917
Dividends...................................................         146,021
Income from securities lending..............................           2,416
                                                                  ----------
     Total Investment Income................................         164,354
                                                                  ----------
EXPENSES:
Adviser fees................................................         296,692
Administration fees.........................................          55,038
Distribution fees...........................................          87,262
Fund accounting fees........................................           5,245
Custodian fees..............................................          40,923
Legal fees..................................................           8,250
Other expenses..............................................          23,028
                                                                  ----------
     Total expenses before waivers..........................         516,438
     Less expenses waived by the Adviser....................         (97,578)
                                                                  ----------
     Net Expenses...........................................         418,860
                                                                  ----------
NET INVESTMENT LOSS.........................................        (254,506)
                                                                  ----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS:
Net realized gains on investments...........................       5,599,533
Change in unrealized appreciation/depreciation on
  investments...............................................       3,931,048
                                                                  ----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS............       9,530,581
                                                                  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $9,276,075
                                                                  ==========

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    USAZ VAN KAMPEN
                                                                      GROWTH FUND
                                                              ----------------------------
                                                               YEAR ENDED      YEAR ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2003            2002
                                                              ------------    ------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment loss.......................................  $  (254,506)    $   (54,695)
  Net realized gain/(loss) on investments...................    5,599,533      (2,951,975)
  Change in unrealized appreciation/depreciation on
     investments............................................    3,931,048         106,607
                                                              -----------     -----------
  Net increase/(decrease) in net assets from operations.....    9,276,075      (2,900,063)
                                                              -----------     -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................   29,798,802      17,059,494
  Cost of shares redeemed...................................   (5,704,185)       (567,683)
                                                              -----------     -----------
  Change in net assets from capital transactions............   24,094,617      16,491,811
                                                              -----------     -----------
  Net increase in net assets................................   33,370,692      13,591,748
NET ASSETS:
  Beginning of year.........................................   19,053,164       5,461,416
                                                              -----------     -----------
  End of year...............................................  $52,423,856     $19,053,164
                                                              ===========     ===========
SHARE TRANSACTIONS:
  Shares issued.............................................    3,719,871       2,120,903
  Shares redeemed...........................................     (728,507)        (71,132)
                                                              -----------     -----------
  Net increase in shares....................................    2,991,364       2,049,771
                                                              ===========     ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2003

1. ORGANIZATION

  The USAllianz Variable Insurance Products Trust (the "Trust") was organized as a Delaware business trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of twenty series, the USAZ AIM Basic Value Fund, the USAZ AIM Blue Chip Fund, the USAZ AIM Dent Demographic Trends Fund, the USAZ AIM International Equity Fund, the USAZ AllianceBernstein Growth and Income Fund, the USAZ AllianceBernstein Large Cap Growth Fund, the USAZ Oppenheimer Emerging Technologies Fund, the USAZ Oppenheimer Emerging Growth Fund, the USAZ Templeton Developed Markets Fund, the USAZ PIMCO NFJ Small Cap Value Fund, the USAZ PIMCO PEA Growth and Income Fund, the USAZ PIMCO PEA Renaissance Fund, the USAZ PIMCO PEA Value Fund, the USAZ Money Market Fund, the USAZ Van Kampen Aggressive Growth Fund, the USAZ Van Kampen Comstock Fund, the USAZ Van Kampen Emerging Growth Fund, the USAZ Van Kampen Global Franchise Fund, the USAZ Van Kampen Growth and Income Fund and the USAZ Van Kampen Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Van Kampen Growth Fund.

  The Trust is authorized to issue an unlimited number of shares. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the USAZ Van Kampen Growth Fund (the "Fund") in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees.

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. Income dividends are declared and paid semi-annually for the Fund. The Fund also distributes all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method.

  SECURITY LOANS

  To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, or certain irrevocable stand-by letters of credit issued by banks domiciled or doing business within the United States, equal initially to at least 102% of the fair value plus accrued interest on the securities lent. Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by USAllianz to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of USAllianz, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments. At December 31, 2003, the Fund had loans outstanding of:

                                                                                       AVERAGE VALUE ON LOAN
                                                                                          FOR THE PERIOD
                                                        VALUE OF     VALUE OF LOANED      AUGUST THROUGH
                                                       COLLATERAL      SECURITIES        DECEMBER 31, 2003
                                                       -----------   ---------------   ---------------------
   USAZ Van Kampen Growth Fund.......................  $11,724,877     $11,405,557          $9,927,848

  The Fund received cash and non-cash collateral for securities loaned. The cash was invested in a Northern Institutional Liquid Asset Portfolio and the non-cash collateral represented short term instruments from Bank of New York, Salomon, Krediet Bank and Royal Bank of Canada at December 31, 2003.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the "Subadviser") to make investment decisions on behalf of the Fund. Pursuant to a portfolio management agreement with USAllianz Advisers, LLC, Van Kampen Investment Advisory Corp. ("VKIAC") and the Trust, VKIAC provides investment advisory services as the Subadviser for the USAZ Van Kampen Growth Fund.

  The Subadviser provides investment advisory services for the Fund subject to the general supervision of the Board of Trustees and USAllianz Advisers, LLC. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the Fund. For its services, the Subadviser is entitled to a fee, payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses of the Fund, based on the daily net assets of the Fund. For the year ended December 31, 2003, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Van Kampen Growth Fund.................................     0.85%*         1.20%

  * The Investment Adviser fees are based on a tiered structure for various net assets levels. The rate reflected is the effective rate paid during the year based on actual net assets.

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2003

  to exceed the stated limit during the respective year. At December 31, 2003, the reimbursements that may potentially be made in subsequent years are as follows:

                                                                  EXPIRES      EXPIRES      EXPIRES
                                                                 12/31/2004   12/31/2005   12/31/2006
                                                                 ----------   ----------   ----------
   USAZ Van Kampen Growth Fund.................................   $87,562      $120,245     $97,578

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain trustees and officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. Such officers and trustees are paid no fees directly by the Fund for serving as officers of the Fund. The Administrator is entitled to a complex level fee, computed daily and paid monthly, and is reimbursed for certain out-of-pocket expenses incurred, which is based upon the following schedule: 0.00% of average net assets from $0 to $550 million, 0.06% of average net assets from $550 million to $2 billion, 0.045% of average net assets from $2 billion to $3 billion, 0.03% of average net assets from $3 billion to $6 billion, and 0.02% of net assets over $6 billion and is subject to a minimum fee. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  The Trust has adopted a distribution and service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets.

  For their service to the Trust, each non-interested trustee was paid $35,375 during the year ended December 31, 2003 for meeting and retainer fees. Included in other expenses in the Statement of Operations is $3,672 paid by the Fund for meeting and retainer fees.

4. SECURITY PURCHASES AND SALES

  For the year ended December 31, 2003, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES        SALES
                                                                 ------------   -----------
   USAZ Van Kampen Growth Fund.................................  $100,702,688   $77,716,121

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  As of December 31, 2003, the components of accumulated earnings on a tax basis was as follows:

                                     UNDISTRIBUTED
                                       ORDINARY      UNDISTRIBUTED                                   TOTAL
                                      INCOME/TAX       LONG TERM     ACCUMULATED    UNREALIZED    ACCUMULATED
                                     EXEMPT INCOME   CAPITAL GAINS    EARNINGS     APPRECIATION    EARNINGS
                                     -------------   -------------   -----------   ------------   -----------
   USAZ Van Kampen Growth Fund.....    $550,780       $1,668,107     $2,218,887     $4,193,384    $6,412,271

6. OTHER FEDERAL INCOME TAX INFORMATION (UNAUDITED)

  For corporate shareholders, 25.49% of the total ordinary income distributions paid during the fiscal year ended December 31, 2003 qualify for the corporate dividends received deduction.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
USAZ VAN KAMPEN GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR ENDED
                                                       DECEMBER 31,       MAY 1, 2001 TO
                                                    ------------------     DECEMBER 31,
                                                     2003       2002          2001(A)
                                                    -------    -------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  7.28    $  9.61        $10.00
                                                    -------    -------        ------
INVESTMENT ACTIVITIES:
  Net Investment Loss.............................    (0.05)     (0.02)        (0.03)
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................     2.12      (2.31)        (0.36)
                                                    -------    -------        ------
  Total from Investment Activities................     2.07      (2.33)        (0.39)
                                                    -------    -------        ------
NET ASSET VALUE, END OF PERIOD....................  $  9.35    $  7.28        $ 9.61
                                                    =======    =======        ======
TOTAL RETURN*(b)..................................    28.43%    (24.25)%       (3.90)%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................  $52,424    $19,053        $5,461
Net Investment Loss Net of Waivers (c)............    (0.73)%    (0.50)%       (0.68)%
Expenses Before Waivers**(c)......................     1.48%      2.31%         4.46%
Expenses Net of Waivers (c).......................     1.20%      1.20%         1.20%
Portfolio Turnover Rate...........................   229.34%    179.22%       103.16%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were contractually reduced.
     If such fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Van Kampen Growth Fund (the Fund) of the USAllianz Variable Insurance Products Trust, including the schedule of portfolio investments, as of December 31, 2003, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian, brokers, and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 13, 2004

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES

                                                                                                     NUMBER OF
                            POSITION(S)                                                              PORTFOLIOS    DIRECTORSHIPS
                             HELD WITH         TERM OF                                              OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,                USALLIANZ      OFFICE/LENGTH           PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS               VIP TRUST      OF TIME SERVED          DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------             --------------   --------------   -------------------------------------  ------------   -------------
   Harrison Conrad, 69     Trustee           Since 10/99     Retired; Board Member of Capital Re         20             N/A
   79 Dorchester Rd.                                         Corporation from 1995 to December
   Darien CT 06820                                           1999; Retired from J.P. Morgan after
                                                             34 years.
   Roger Gelfenbien, 60    Trustee           Since 10/99     Retired; Partner of Anderson                20             N/A
   37 Stonegate Dr.                                          Consulting from 1983 to August 1999.
   Wethersfield, CT 06109
   Arthur C. Reeds III,    Trustee           Since 10/99     Senior Investment Officer, Hartford         20             N/A
   59                                                        Foundation for Public Giving from
   44 Foxboro Rd.                                            September 2000 to present; Chairman,
   Essex, CT 06426                                           Chief Executive and President of
                                                             Conning Corp. from September 1999 to
                                                             March 2000; Investment Consultant
                                                             from 1997 to September 1999; Chief
                                                             Investment Officer of CIGNA
                                                             Corporation from 1991 to 1997.

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                           POSITION(S)                                                             PORTFOLIOS    DIRECTORSHIPS
                            HELD WITH         TERM OF                                             OVERSEEN FOR   HELD OUTSIDE
   NAME, AGE,               USALLIANZ      OFFICE/LENGTH          PRINCIPAL OCCUPATION(S)          USALLIANZ       THE FUND
   AND ADDRESS              VIP TRUST      OF TIME SERVED         DURING THE PAST 5 YEARS          VIP TRUST        COMPLEX
   -----------            --------------   --------------   ------------------------------------  ------------   -------------
   Chris Pinkerton, 45    Chairman of       Since 09/01     President, USAllianz Investor              20             N/A
   5701 Golden Hills      the Board and                     Services and Senior Vice President,
   Drive                  President                         Allianz Life Insurance Co. of North
   Minneapolis, MN 55416                                    America from April 1999 to present;
                                                            Vice President of marketing, sales
                                                            operations and director of marketing
                                                            at Nationwide Financial Services
                                                            from May 1977 to April 1999

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
   NAME, AGE, AND ADDRESS         VIP TRUST             PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Jeffrey Kletti, 37          Vice President     Vice President, Advisory Management, USAllianz Advisers 2000
   5701 Golden Hills Drive                        to present; formerly, 2nd Vice President of Mutual Fund
   Minneapolis, MN 55416                          Marketing, Fortis Financial Group; Associate Vice President
                                                  of Retail Sales and Marketing, IAI Mutual Funds.
   Michael Lockhart, 32        Vice President     Senior Analyst of Compliance Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 1998.
   3435 Stelzer Road
   Columbus, OH 43219
   Michael Radmer, 58          Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Curtis Barnes, 49           Assistant          Vice President of Legal Services of BISYS Fund Services from
   BISYS Fund Services, Inc.   Secretary          May 1995 to present.
   3435 Stelzer Road
   Columbus, OH 43219
   Troy Sheets, 34             Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1993-2002.
   Columbus, OH 43219
   Monica Vickman, 33          Vice President,    Counsel, Allianz Life since June 2002; Associate Counsel,
   5701 Golden Hills Drive     Compliance         American Express Company, 1996-2002.
   Minneapolis, MN 55416       Officer, and AML
                               Compliance
                               Officer

ITEM 2. CODE OF ETHICS.

         Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

         THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11
         (a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

             (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

             (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

3(a)(2) There is not an audit committee financial expert serving on its audit committee.

3(a)(3) The audit committee does not currently have any members of the audit committee who believe that they qualify as an "audit committee financial expert." The audit committee is confident, however, that its current membership is fully capable of carrying out and fulfilling the responsibilities of being members of the audit committee and currently has no plans to recruit additional members who would qualify as "audit committee financial experts."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         2002 $139,500
         2003 $163,400

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2002 $3,700
         2003 $3,750

         Review of annual registration statement filed with the SEC.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2002 $30,420
         2003 $35,205

         For the preparation and review of the U.S. tax return for regulated investment companies, the return of excise tax on undistributed income of regulated investment companies and review of capital gain distribution calculations.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         2002 $0
         2003 $0

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The registrant's audit committee meets with the principal accountant to review and preapprove all audit and non-audit services to be provided by the auditor.

                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         2002 0%
         2003 0%

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. - Not applicable

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2002 $0
         2003 $0

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. - Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) USAllianz Variable Insurance Products Trust

By (Signature and Title)* /s/ Troy A. Sheets    Troy A. Sheets, Treasurer
                         -------------------------------------------------------

Date March 5, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Troy A. Sheets    Troy A. Sheets, Treasurer
                         -------------------------------------------------------

Date March 5, 2004

By (Signature and Title)* /s/ Christopher H. Pinkerton    Christopher H. Pinkerton,
                         ----------------------------------------------------------
                                                          President
                                                          ---------

Date March 5, 2004

* Print the name and title of each signing officer under his or her signature.